[DELAWARE INVESTMENTS LOGO]




                                PROXY MATERIALS

                    DELAWARE TAX-FREE MISSOURI INSURED FUND
                     DELAWARE TAX-FREE OREGON INSURED FUND
                         DELAWARE TAX-FREE INSURED FUND



Dear Shareholder:

  I am writing to let you know that a meeting of shareholders of the Delaware Investments mutual funds mentioned above (the "Funds") will be held on June 29, 2006. The purpose of the meeting is to vote on an important proposal that affects the Funds and your investment in them. As a shareholder, you have the opportunity to voice your opinion on the matters that affect your Funds. This package contains information about the proposal (including the three sub-proposals) and the materials to use when voting by mail, by telephone or through the Internet.

  Please read the enclosed materials and cast your vote. PLEASE VOTE YOUR SHARES PROMPTLY. YOUR VOTE IS EXTREMELY IMPORTANT, NO MATTER HOW LARGE OR SMALL YOUR HOLDINGS MAY BE.

  The proposal has been carefully reviewed by the Funds' respective Boards of Trustees. The Trustees, most of whom are not affiliated with Delaware Investments, are responsible for protecting your interests as a shareholder. The Trustees believe the proposal is in the best interests of shareholders. They recommend that you vote FOR the proposal (including each sub-proposal).

  The enclosed Q&A is provided to assist you in understanding the proposal. The proposal is described in greater detail in the enclosed Proxy Statement/ Prospectus.

  VOTING IS QUICK AND EASY. EVERYTHING YOU NEED IS ENCLOSED. To cast your vote, simply complete the proxy card(s) enclosed in this package. Be sure to sign the card(s) before mailing it (them) in the postage-paid envelope. You may also vote your shares by touch-tone telephone or through the Internet. Simply call the toll-free number or visit the web site indicated on your proxy card(s), and follow the recorded or online instructions.

  If you have any questions before you vote, please call Computershare Fund Services, Inc., the Funds' proxy solicitor, at 1-866-479-1426. They will be glad to help you get your vote in quickly. You may also receive a telephone call from Computershare Fund Services, Inc. reminding you to vote your shares. Thank you for your participation in this important initiative.


                                      Sincerely,

                                      /s/ Jude T. Driscoll

                                      Jude T. Driscoll
                                      Chairman, President and Chief Executive
                                      Officer

[DELAWARE INVESTMENTS LOGO]

                    DELAWARE TAX-FREE MISSOURI INSURED FUND
                     DELAWARE TAX-FREE OREGON INSURED FUND
            (EACH A SERIES OF DELAWARE INVESTMENTS MUNICIPAL TRUST)

                         DELAWARE TAX-FREE INSURED FUND
                   (A SERIES OF DELAWARE GROUP TAX-FREE FUND)

                               2005 MARKET STREET
                        PHILADELPHIA, PENNSYLVANIA 19103

                    NOTICE OF JOINT MEETING OF SHAREHOLDERS
                          To be held on June 29, 2006

To the Shareholders:

  NOTICE IS HEREBY GIVEN that a Joint Meeting (the "Meeting") of Shareholders of Delaware Tax-Free Missouri Insured Fund (the "Missouri Fund") and Delaware Tax-Free Oregon Insured Fund (the "Oregon Fund"), two series of Delaware Investments Municipal Trust, and Delaware Tax-Free Insured Fund (the "Insured Fund"), one series of Delaware Group Tax-Free Fund, has been called by the Boards of Trustees of Delaware Investments Municipal Trust and Delaware Group Tax-Free Fund, and will be held at the offices of Delaware Investments located at 2001 Market Street, 2nd Floor Auditorium, Philadelphia, PA 19103, on
June 29, 2006 at 3:00 p.m., Eastern Time. The Missouri Fund, the Oregon Fund and the Insured Fund are each referred to as an "Acquired Fund." The Meeting is being called for the following reasons:

     1. To approve the following Plans of Reorganization (includes 3 sub-proposals):

          (a) For shareholders of the Missouri Fund, an Agreement and Plan of Reorganization between Delaware Investments Municipal Trust, on behalf of the Missouri Fund, and Delaware Group Tax-Free Fund, on behalf of the Delaware Tax-Free USA Fund (the "USA Fund");

          (b) For shareholders of the Oregon Fund, an Agreement and Plan of Reorganization between Delaware Investments Municipal Trust, on behalf of the Oregon Fund, and Delaware Group Tax-Free Fund, on behalf of the USA Fund; and

          (c) For shareholders of the Insured Fund, a Plan of Reorganization by Delaware Group Tax-Free Fund, on behalf of the Insured Fund and the USA Fund,

          which each provide for: (i) the acquisition by the USA Fund (the "Acquiring Fund") of substantially all of the assets of the Acquired Fund, in exchange for shares of the Acquiring Fund; (ii) the pro rata distribution of shares of the Acquiring Fund to the shareholders of such Acquired Fund; and (iii) the liquidation and dissolution of the Acquired Fund.

     2. To vote upon any other business as may properly come before the Meeting or any adjournment thereof.

  Shareholders of record of each Acquired Fund as of the close of business on April 7, 2006 are entitled to notice of, and to vote at, the Meeting or any adjournment thereof. WHETHER OR NOT YOU PLAN TO ATTEND THE MEETING, PLEASE VOTE YOUR SHARES BY RETURNING THE PROXY CARD BY MAIL IN THE ENCLOSED POSTAGE-PAID ENVELOPE PROVIDED, OR BY VOTING BY TELEPHONE OR OVER THE INTERNET. YOUR VOTE IS IMPORTANT.

                                    By Order of the Boards of Trustees,

                                    /s/ David F. Connor

                                    David F. Connor
                                    Secretary

April 21, 2006

--------------------------------------------------------------------------------
  TO SECURE THE LARGEST POSSIBLE REPRESENTATION AND TO SAVE THE EXPENSE OF FURTHER MAILINGS, PLEASE MARK YOUR PROXY CARD, SIGN IT, AND RETURN IT IN
  THE ENCLOSED ENVELOPE, WHICH REQUIRES NO POSTAGE IF MAILED IN THE UNITED STATES. IF YOU PREFER, YOU MAY INSTEAD VOTE BY TELEPHONE OR THE INTERNET.
  YOU MAY REVOKE YOUR PROXY AT ANY TIME AT OR BEFORE THE MEETING OR VOTE IN PERSON IF YOU ATTEND THE MEETING, AS PROVIDED IN THE ATTACHED PROXY STATEMENT/PROSPECTUS.
--------------------------------------------------------------------------------

                           PROXY STATEMENT/PROSPECTUS

                               TABLE OF CONTENTS



                                                                            PAGE
                                                                            ----
WHAT ARE SHAREHOLDERS BEING ASKED TO VOTE ON? ...........................     2
PROPOSAL ONE: TO APPROVE A PLAN OF REORGANIZATION (INCLUDES THREE(3)
   SUB-PROPOSALS) .......................................................     2
 What is the purpose of the Proposal? ...................................     2
 How do the investment objectives, strategies and policies of the
   Acquired Funds and the Acquiring Fund compare? .......................     3
 What are the principal risks associated with investments in the Funds? .     3
 What are the general tax consequences of a Transaction? ................     4
 Who manages the Funds? .................................................     4
 What are the fees and expenses of each Fund and what might they be
   after the Transactions? ..............................................     5
 How do the performance records of the Funds compare? ...................    14
 Where can I find more financial information about the Funds? ...........    14
 What are other key features of the Funds? ..............................    15
REASONS FOR THE TRANSACTIONS ............................................    16
INFORMATION ABOUT THE TRANSACTIONS ......................................    18
 How will the Transactions be carried out?  .............................    18
 Who will pay the expenses of the Transactions?  ........................    18
 What are the tax consequences of the Transactions?  ....................    18
 What should I know about shares of the Acquiring Fund? .................    19
 What are the capitalizations of the Funds and what might the
   capitalizations be after the Transactions?  ..........................    19
COMPARISON OF INVESTMENT OBJECTIVES, POLICIES AND RISKS .................    21
 Are there any significant differences between the investment objectives
   of the Acquired Funds and the Acquiring Fund? ........................    21
 Are there any significant differences between the investment strategies
   and policies of the Acquired Funds and the Acquiring Fund?  ..........    21
 How do the fundamental investment restrictions of the Funds differ?  ...    23
 What are the risk factors associated with investments in the Funds?  ...    23
 What vote is necessary to approve the Plans?  ..........................    24
MORE INFORMATION ABOUT THE FUNDS ........................................    25
VOTING INFORMATION ......................................................    25
PRINCIPAL HOLDERS OF SHARES .............................................    27


EXHIBITS:
EXHIBIT A   --   FORM OF AGREEMENT AND PLAN OF REORGANIZATION ............   A-1
EXHIBIT B   --   FORM OF PLAN OF REORGANIZATION BY DELAWARE GROUP
                 TAX-FREE FUND (ON BEHALF OF THE INSURED FUND AND USA
                 FUND) ...................................................   B-1
EXHIBIT C   --   PRINCIPAL HOLDERS OF SHARES AS OF APRIL 7, 2006 .........   C-1

[DELAWARE INVESTMENTS LOGO]


                           PROXY STATEMENT/PROSPECTUS
                              DATED APRIL 21, 2006


                         ACQUISITION OF THE ASSETS OF:

DELAWARE TAX-FREE MISSOURI INSURED FUND                         DELAWARE TAX-FREE OREGON INSURED FUND
(A SERIES OF DELAWARE INVESTMENTS MUNICIPAL TRUST)              (A SERIES OF DELAWARE INVESTMENTS MUNICIPAL TRUST)

BY AND IN EXCHANGE FOR SHARES OF                                BY AND IN EXCHANGE FOR SHARES OF

DELAWARE TAX-FREE USA FUND                                      DELAWARE TAX-FREE USA FUND
(A SERIES OF DELAWARE GROUP TAX-FREE FUND)                      (A SERIES OF DELAWARE GROUP TAX-FREE FUND)

                         DELAWARE TAX-FREE INSURED FUND
                   (A SERIES OF DELAWARE GROUP TAX-FREE FUND)

                        BY AND IN EXCHANGE FOR SHARES OF

                           DELAWARE TAX-FREE USA FUND
                   (A SERIES OF DELAWARE GROUP TAX-FREE FUND)

  This Proxy Statement/Prospectus solicits proxies to be voted at a Meeting (the "Meeting") of Shareholders of Delaware Tax-Free Missouri Insured Fund (the "Missouri Fund"), Delaware Tax-Free Oregon Insured Fund (the "Oregon Fund"), two series of Delaware Investments Municipal Trust, and Delaware Tax-Free Insured Fund (the "Insured Fund"), one series of Delaware Group Tax-Free Fund (the Missouri Fund, the Oregon Fund and the Insured Fund are hereinafter each referred to as an "Acquired Fund" and, collectively, as the "Acquired Funds"). The Meeting has been called by the Boards of Trustees of Delaware Investments Municipal Trust and Delaware Group Tax-Free Fund, respectively (each, a "Board" and, collectively, the "Boards"), to vote on the approval of the Plans (as more fully described below).

  The principal offices of Delaware Investments Municipal Trust and Delaware Group Tax-Free Fund (the "Trusts") are located at 2005 Market Street, Philadelphia, PA 19103. You can reach the offices of the Trusts by telephone by calling 1-800-523-1918.

  The Meeting will be held at the offices of Delaware Investments located at 2001 Market Street, 2nd Floor Auditorium, Philadelphia, PA 19103, on June 29, 2006 at 3:00 p.m., Eastern Time. The Boards of Delaware Investments Municipal Trust, on behalf of the Missouri Fund and Oregon Fund, and Delaware Group Tax-Free Fund, on behalf of the Insured Fund, are soliciting these proxies. This Proxy Statement/Prospectus will first be sent to shareholders on or about May 5, 2006.

  This Proxy Statement/Prospectus gives you the information about an investment in the Delaware Tax-Free USA Fund (the "USA Fund" or "Acquiring Fund") and about other matters that you should know before voting and investing. You should retain it for future reference. A Statement of Additional Information dated April 21, 2006 (the "Statement of Additional Information"), relating to this Proxy Statement/Prospectus contains more information about the Acquiring Fund, the Acquired Funds (each, a "Fund" and, collectively, the "Funds") and the proposed transactions, and has been filed with the U.S. Securities and Exchange Commission (the "SEC") and is incorporated herein by reference.

  The Prospectus of the Acquiring Fund dated December 29, 2005, as amended to date (the "Fund Prospectus"), is included with and is considered a part of this Proxy Statement/Prospectus, and is intended to provide you with information about the Acquiring Fund.

  You can request a free copy of the Statement of Additional Information, the Fund Prospectus, the Annual Report to Shareholders of the USA Fund for the fiscal year ended August 31, 2005 or the Semi-Annual Report to Shareholders of the USA Fund for the period ended February 28, 2006, by calling 1-800-523-1918, or by writing to the Trusts at Attention: Account Services, 2005 Market Street, Philadelphia, PA 19103.

  LIKE ALL MUTUAL FUNDS, THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

  MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER U.S. GOVERNMENT AGENCY. MUTUAL FUND SHARES INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

                 WHAT ARE SHAREHOLDERS BEING ASKED TO VOTE ON?


  Not all of the sub-proposals described in this Proxy Statement/Prospectus affect all Acquired Funds. Specifically, not all shareholders will be voting on each of Sub-Proposals 1(a), 1(b) and 1(c). The table below indicates which Acquired Fund's shareholders will be voting on the sub-proposals described in this Proxy Statement/Prospectus.


                 PROPOSAL SUMMARY                                  FUND WHOSE SHAREHOLDERS ARE ENTITLED TO VOTE
--------------------------------------------------    -----------------------------------------------------------------------
1. To approve a Plan of Reorganization that           Sub-Proposal (a) Missouri Fund - Agreement and Plan of Reorganization
provides for: (i) the acquisition by the              between Delaware Investments Municipal Trust, on behalf of the Missouri
Acquiring Fund of substantially all of the assets     Fund, and Delaware Group Tax-Free Fund, on behalf of the USA Fund of the Acquired Fund, in exchange for shares of
the Acquiring Fund; (ii) the pro rata                 Sub-Proposal (b) Oregon Fund - Agreement and Plan of Reorganization
distribution of shares of the Acquiring Fund to       between Delaware Investments Municipal Trust, on behalf of the Oregon
the shareholders of the Acquired Fund; and            Fund, and Delaware Group Tax-Free Fund, on behalf of the USA Fund
(iii) the liquidation and dissolution of the
Acquired Fund.                                        Sub-Proposal (c) Insured Fund - Plan of Reorganization by Delaware
                                                      Group Tax-Free Fund, on behalf of the Insured Fund and the USA Fund



PROPOSAL ONE: TO APPROVE A PLAN OF REORGANIZATION (INCLUDES THREE (3) SUB-PROPOSALS):

  Shareholders of each of the Acquired Funds are being asked to consider and approve an Agreement and Plan of Reorganization or Plan of Reorganization (each a "Plan") that will have the effect of reorganizing that Acquired Fund with and into the Acquiring Fund as summarized in the table above.

  Each Plan provides for: (i) the acquisition by the Acquiring Fund of substantially all of the assets of the Acquired Fund in exchange for shares of the Acquiring Fund; (ii) the pro rata distribution of shares of the Acquiring Fund to the shareholders of the Acquired Fund; and (iii) the liquidation and dissolution of the Acquired Fund. If the shareholders of an Acquired Fund vote to approve the Plan, as a shareholder of the Acquired Fund you will receive Acquiring Fund shares equal in total value to, and of the same class as, your investment in the Acquired Fund. The Acquired Fund will then be liquidated.

                                    SUMMARY

  This is only a summary of certain information contained in this Proposal. You should read the more complete information in the rest of this Proxy Statement/ Prospectus, including the Plans (attached as Exhibits A and B) and the Fund Prospectus included with this Proxy Statement/Prospectus.

WHAT IS THE PURPOSE OF THE PROPOSAL?

  The Boards of the Trusts approved the Plans for the respective Acquired Funds and recommend that shareholders of each Acquired Fund approve the Plan for that Acquired Fund. If shareholders of an Acquired Fund approve the Plan, substantially all of the Acquired Fund's assets will be transferred to the Acquiring Fund in exchange for the Acquiring Fund's shares equal in value to the assets of the Acquired Fund that are transferred to the Acquiring Fund.
The Acquiring Fund shares will then be distributed pro rata to the Acquired Fund's shareholders and the Acquired Fund will be liquidated and dissolved.
The proposed transaction for each Acquired Fund is referred to in this Proxy Statement/Prospectus individually as a "Transaction," and, collectively for all the Acquired Funds, as the "Transactions."

  A Transaction, if approved for an Acquired Fund in which you are a shareholder, will result in your shares of the Acquired Fund being exchanged for Acquiring Fund shares of the same class equal in value (but having a different price per share) to your shares of an Acquired Fund. This means that you will cease to be a shareholder of the Acquired Fund and will become a shareholder of the Acquiring Fund. This exchange will occur on a date agreed to by the parties to the Plan (hereafter, the "Closing Date"), which is currently expected to be in the second half of 2006.

  For the reasons set forth below under "Reasons for the Transactions," the Boards of the Trusts have concluded that the Transactions are in the best interests of the Acquired Funds and the Acquiring Fund. The Boards have also concluded that no dilution in value would result to the shareholders of the Acquired Funds and the Acquiring Fund as a result of the Transactions.

HOW DO THE INVESTMENT OBJECTIVES, STRATEGIES AND POLICIES OF THE ACQUIRED FUNDS AND THE ACQUIRING FUND COMPARE?

  Like the Acquired Funds, the Acquiring Fund is a mutual fund within the Delaware Investments Family of Funds (the "Delaware Companies") that is managed by Delaware Management Company ("DMC"), a series of Delaware Management Business Trust. The investment objective of each Acquired Fund is substantially similar, but not identical, to the investment objective of the Acquiring Fund. The Missouri Fund and the Oregon Fund (two of the Acquired Funds) seek as high a level of current income exempt from federal income tax and from the personal income tax in their respective states as is consistent with preservation of capital. The investment objective of each of the Insured Fund (an Acquired Fund) and the USA Fund (the Acquiring Fund) is to seek as high a level of current interest income exempt from federal income tax as is available from municipal obligations as is consistent with prudent investment management and preservation of capital. Whereas shareholders of the Missouri and Oregon Funds each currently receive income from those Funds that is exempt from their respective states' income taxes, dividend income received by those same shareholders from the Acquiring Fund, assuming the Transactions are completed, will be exempt from such states' income taxes only to the extent the Acquiring Fund invests in municipal securities of such states and in qualifying U.S. territorial obligations. Because the Acquiring Fund invests in municipal securities of many states, it is expected that normally only a small portion of the dividends payable by the Acquiring Fund will be exempt from either Missouri or Oregon state income tax. Each Fund's investment objective is non-fundamental and may be changed by the Board without prior shareholder approval.

  In addition, the investment strategies and policies of each Acquired Fund are substantially similar, but not identical, to the investment strategies and policies of the Acquiring Fund. Both the Missouri Fund and the Oregon Fund have adopted a fundamental investment policy to seek to achieve their investment objectives by investing at least 80% of their net assets in municipal securities that are exempt from federal income taxes, including the federal alternative minimum tax, and personal income taxes in their respective state. Likewise, the Insured Fund has adopted a fundamental investment policy to seek to achieve its investment objective by investing at least 80% of its net assets in municipal securities that are exempt from federal income taxes, including the federal alternative minimum tax. The Acquiring Fund has adopted a fundamental investment policy to seek to achieve its investment objective by investing at least 80% of its net assets in securities the income from which is exempt from federal income taxes, including the federal alternative minimum tax. As described below, a Fund may not change its fundamental investment policies and restrictions without prior shareholder approval. The most significant differences between the Acquired Funds and the Acquiring Fund are that (1) the Acquiring Fund does not have a state-specific investment mandate (relevant for the Missouri and Oregon Funds) and therefore does not seek to provide income that is exempt from any particular state's income tax and
(2) the Acquiring Fund does not have a mandate regarding "insured municipal securities." Insured municipal securities are debt securities issued by or on behalf of a state or territory, its agencies, instrumentalities, municipalities or other political sub-divisions, for which such issuers have obtained insurance for the payment of interest and principal (when due) to the bondholders. This insurance is designed to protect against certain risks (as described below) - the insurance, however, does not guarantee the market value of the insured municipal securities held in a Fund's portfolio and it does not guarantee the value of an investment in a Fund.

  Each of the Acquired Funds has adopted a non-fundamental investment policy, which may be changed with prior notice to shareholders (no shareholder approval is required), to invest at least 80% of its net assets in insured municipal securities. The Acquiring Fund has not adopted such an investment policy. Although the Acquiring Fund may invest without limitation in insured municipal securities, such securities are typically not a significant portion of the assets of the Acquiring Fund.

  For further information about the investment objectives and policies of the Funds, see "Comparison of Investment Objectives, Policies and Risks" below.

WHAT ARE THE PRINCIPAL RISKS ASSOCIATED WITH INVESTMENTS IN THE FUNDS?

  As with most investments, investments in the Funds involve certain risks. There can be no guarantee against losses resulting from an investment in any Fund, nor can there be any assurance that any Fund will achieve its investment objective. Investments in the Funds involve risks associated with changes in interest rates, market conditions, industry conditions and the financial strength of issuers of the portfolio securities held by a Fund. The risks associated with an investment in an Acquired Fund are substantially identical to the risks associated with an investment in the Acquiring Fund. However, to the extent that an Acquired Fund invests more of its assets in insured municipal securities as compared to the Acquiring Fund, the Acquired Fund may be subject to less credit risk because the payment of interest and principal with respect to such insured municipal securities is insured by an insurance company. There is no assurance, however, that an insurance company will meet its obligations with respect to the insured municipal securities.

  Also, all of the Funds are considered to be "non-diversified," meaning that they may invest more of their assets in a fewer number of issuers than diversified funds. Accordingly, to the extent that a Fund invests its assets in fewer issuers as compared to a diversified fund, the Fund may be more susceptible than a fully diversified fund to adverse economic, political, business, or regulatory developments affecting a single issuer, industry, or economic sector. This, in turn, can affect the Fund's net asset value.

  For further information about the risks of investing in the Funds, see "Comparison of Investment Objectives, Policies and Risks" below.

WHAT ARE THE GENERAL TAX CONSEQUENCES OF A TRANSACTION?

  It is expected that shareholders of an Acquired Fund will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares for shares of the Acquiring Fund pursuant to a Transaction. You should, however, consult your tax adviser regarding the effect, if any, of the Transactions in light of your individual circumstances. Whereas shareholders of the Missouri and Oregon Funds each currently receive income from those Funds that is exempt from their respective states' income taxes, dividend income received by those same shareholders from the Acquiring Fund, assuming the Transactions are completed, will be exempt from such states' income taxes only to the extent the Acquiring Fund invests in municipal securities of such states and in qualifying U.S. territorial obligations. Because the Acquiring Fund invests in municipal securities of many states, it is expected that normally only a small portion of the dividends payable by the Acquiring Fund will be exempt from either Missouri or Oregon state income tax. You should also consult your tax adviser about state and local tax consequences of the Transactions, if any, because the information about tax consequences in this document relates to the federal income tax consequences of the Transactions only. For further information about the federal income tax consequences of the Transactions, see "Information About the Transactions - What are the tax consequences of the Transactions?"

WHO MANAGES THE FUNDS?

  The management of the business and affairs of each Fund is the responsibility of the Board of the applicable Trust. The Boards and senior management select officers who are responsible for the day-to-day operations of the Funds.

  DMC manages the assets of each of the Funds and makes each Fund's investment decisions. DMC is a series of Delaware Management Business Trust, which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc., and is located at 2005 Market Street, Philadelphia, Pennsylvania 19103. DMC and its predecessors have been managing the assets of the Delaware Companies since 1938. As of January 31, 2006, DMC and its affiliates within Delaware Investments were managing in the aggregate more than $123.6 billion in assets in various institutional or separately managed, investment company and insurance accounts.

  In addition, the portfolio managers for the Acquired Funds and the Acquiring Fund are the same. There will be no management changes involved with the proposed Transactions. As a result, the following individuals will continue to manage the Acquiring Fund after completion of each Transaction:

  Joseph R. Baxter and Robert F. Collins have primary responsibility for making the day-to-day investment decisions for the Acquired Funds and the Acquiring Fund. Mr. Baxter assumed responsibility for the Missouri, Oregon and Insured Funds in May 2003 and the USA Fund in January 2003. Mr. Collins assumed responsibility for the Missouri and Oregon Funds on May 22, 2003 and the Insured Fund and USA Fund on June 25, 2004.

  Joseph R. Baxter, Senior Vice President/Senior Portfolio Manager, is a graduate of LaSalle University where he earned his undergraduate degree in finance and marketing. Prior to joining Delaware Investments in 1999, he held investment positions with First Union. Most recently, he served as a municipal portfolio manager for the Evergreen Funds.

  Robert F. Collins, Senior Vice President/Senior Portfolio Manager, is a graduate of Ursinus College where he earned his Bachelor of Arts degree in economics. Prior to joining Delaware Investments in 2004, he co-managed the municipal portfolio management group within PNC Advisors, overseeing the tax-exempt investments of high-net worth and institutional accounts. Previously, Mr. Collins headed the municipal fixed income team at Wilmington Trust Company, managing funds and high-net worth accounts. Mr. Collins is a CFA Charterholder and a former president of the Financial Analysts of Wilmington.

WHAT ARE THE FEES AND EXPENSES OF EACH FUND AND WHAT MIGHT THEY BE AFTER THE TRANSACTIONS?

  The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds. The sales charge structure for each Fund is identical, and, except as noted, the operating expenses shown are based on expenses incurred during each Fund's most recent fiscal year ended August 31, 2005.

               FEE TABLES FOR THE MISSOURI FUND AND THE USA FUND



A. CLASS A SHARES
-----------------
                                                                                                   PRO FORMA
                                                                                                 MISSOURI FUND
                                                                            ACTUAL                 INTO USA           PRO FORMA
                                                                 ----------------------------     FUND ONLY -        USA FUND -
                                                                MISSOURI FUND -    USA FUND -    CLASS A AFTER      CLASS A AFTER
                                                                    CLASS A          CLASS A     TRANSACTION*    ALL TRANSACTIONS**
                                                                ---------------    ----------    -------------   ------------------
SHAREHOLDER FEES
 (paid directly from your investment)
Maximum Sales Charge (Load)
 Imposed on Purchases (as a percentage of offering price)             4.50%            4.50%          4.50%              4.50%
Maximum Contingent Deferred Sales Charge
 (Load) imposed on redemptions (as a percentage of original
  purchase price or redemption price, whichever is lower)             None(1)         None(1)        None(1)            None(1)

ANNUAL FUND OPERATING EXPENSES
 (deducted from Fund assets)
   Management Fees                                                    0.50%            0.55%          0.55%              0.54%
   Distribution and Service (12b-1) Fees                              0.25%            0.23%(2)       0.23%(2)           0.23%(2)
   Other Expenses(3)                                                  0.18%            0.16%          0.16%(7)           0.16%(8,9)
                                                                     -----            -----          -----              -----
   Total Annual Fund Operating Expenses                               0.93%            0.94%          0.94%              0.93%
   Fee Waiver/Expense Reimbursement(4)                               (0.03%)          (0.09%)        (0.09%)            (0.07%)
   Net Expenses                                                       0.90%            0.85%          0.85%              0.86%
                                                                     =====            =====          =====              =====



B. CLASS B SHARES
-----------------
                                                                                                   PRO FORMA
                                                                                                 MISSOURI FUND
                                                                            ACTUAL                 INTO USA           PRO FORMA
                                                                 ----------------------------     FUND ONLY -        USA FUND -
                                                                MISSOURI FUND -    USA FUND -    CLASS B AFTER      CLASS B AFTER
                                                                    CLASS B          CLASS B     TRANSACTION*    ALL TRANSACTIONS**
                                                                ---------------    ----------    -------------   ------------------
SHAREHOLDER FEES
 (paid directly from your investment)
Maximum Sales Charge (Load)
 Imposed on Purchases (as a percentage of offering price)             None            None           None               None
Maximum Contingent Deferred Sales Charge
 (Load) imposed on redemptions (as a percentage of original
  purchase price or redemption price, whichever is lower)             4.00%(5)         4.00%(5)       4.00%(5)           4.00%(5)

ANNUAL FUND OPERATING EXPENSES
 (deducted from Fund assets)
   Management Fees                                                    0.50%            0.55%          0.55%              0.54%
   Distribution and Service (12b-1) Fees                              1.00%            1.00%          1.00%              1.00%
   Other Expenses(3)                                                  0.18%            0.16%          0.16%(7)           0.16%(8,9)
                                                                     -----            -----          -----              -----
   Total Annual Fund Operating Expenses                               1.68%            1.71%          1.71%              1.70%
   Fee Waiver/Expense Reimbursement(4)                               (0.03%)          (0.09%)        (0.09%)            (0.07%)
   Net Expenses                                                       1.65%            1.62%          1.62%              1.63%
                                                                     =====            =====          =====              =====


C. CLASS C SHARES
-----------------
                                                                                                   PRO FORMA
                                                                                                 MISSOURI FUND
                                                                            ACTUAL                 INTO USA           PRO FORMA
                                                                 ----------------------------     FUND ONLY -        USA FUND -
                                                                MISSOURI FUND -    USA FUND -    CLASS C AFTER      CLASS C AFTER
                                                                    CLASS C          CLASS C     TRANSACTION*    ALL TRANSACTIONS**
                                                                ---------------    ----------    -------------   ------------------
SHAREHOLDER FEES
 (paid directly from your investment)
Maximum Sales Charge (Load)
 Imposed on Purchases (as a percentage of offering price)             None            None           None               None
Maximum Contingent Deferred Sales Charge
 (Load) imposed on redemptions (as a percentage of original
  purchase price or redemption price, whichever is lower)             1.00%(6)         1.00%(6)       1.00%(6)           1.00%(6)

ANNUAL FUND OPERATING EXPENSES
 (deducted from Fund assets)
   Management Fees                                                    0.50%            0.55%          0.55%              0.54%
   Distribution and Service (12b-1) Fees                              1.00%            1.00%          1.00%              1.00%
   Other Expenses(3)                                                  0.18%            0.16%          0.16%(7)           0.16%(8,9)
                                                                     -----            -----          -----              -----
   Total Annual Fund Operating Expenses                               1.68%            1.71%          1.71%              1.70%
   Fee Waiver/Expense Reimbursement(4)                               (0.03%)          (0.09%)        (0.09%)            (0.07%)
   Net Expenses                                                       1.65%            1.62%          1.62%              1.63%
                                                                     =====            =====          =====              =====

---------------
* Assumes approval and completion of only the proposed Transaction involving the Missouri Fund and the USA Fund.
** Assumes approval and completion of all three proposed Transactions involving the Acquired Funds.
(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial advisor who is paid a commission, a contingent deferred sales charge will apply to redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the applicable Fund's Prospectus if they are available.
(2) The Board has adopted a formula for calculating 12b-1 plan fees for the USA Fund's Class A shares that went into effect on June 1, 1992. The total 12b-1 fees to be paid by Class A shareholders of the USA Fund will be the sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992 and 0.30% of the average daily net assets representing shares that were acquired on or after June 1, 1992. Effective April 21, 2006, the maximum amount of the Class A 12b-1 fees was reduced to 0.25% and the total 12b-1 fees to be paid by Class A shareholders of the USA Fund will be the sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992 and 0.25% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders will bear 12b-1 fees at the same rate, the blended rate based upon the allocation of the 0.10% and 0.25% rates described above. The Distribution and Service (12b-1) Fees in the above table have been restated to reflect such changes in Class A 12b-1 fees.
(3) "Other expenses" have been restated to reflect an expected decrease in other expenses during the current fiscal year as a result of the expectation that the Delaware Investments Family of Funds will not have to convene a complexwide shareholders' meeting during its upcoming fiscal year. However, the Fund may from time to time hold a shareholder meeting.
(4) DMC has contracted to waive its fee and/or pay expenses of the Missouri Fund and the USA Fund through December 31, 2006, in order to prevent total operating expenses (excluding any 12b-1 fees, taxes, interest, brokerage fees, extraordinary expenses and certain insurance costs) from exceeding 0.65% of average daily net assets of the Missouri Fund and 0.62% of average daily net assets of the USA Fund.
(5) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year and 0% thereafter.
(6) Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge.
(7) "Other expenses" include the estimated costs of the Transaction that are anticipated to total approximately $44,913, of which $14,971 is applicable to the USA Fund.

(8) "Other expenses" include the estimated costs of the Transactions that are anticipated to total approximately $134,277, of which $44,759 is applicable to the USA Fund.
(9) Included in "Other Expenses" are the one-time estimated costs of the Transactions. The costs of the Transactions are not subject to the fee waiver currently in place. If the one-time costs of the Transactions were not included, "Other Expenses" and "Net Expenses" would be 0.15% and 0.85%, 0.15% and 1.62% and 0.15% and 1.62%, for Class A, Class B and
     Class C, respectively. The difference between Net Expenses for the pro forma expense numbers showing the effect of one Transaction and showing the effect of all three Transactions is due principally to rounding.

EXAMPLES

  These examples are intended to help you compare the costs of investing in Missouri Fund shares with the cost of investing in Acquiring Fund shares of the comparable class, both before and after the Transactions. You can also use these examples to compare the costs of these Funds with the costs of other mutual funds. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 in the Missouri Fund and the Acquiring Fund for the time periods indicated and then sell all of your shares at the end of those periods. The examples assume a 5% return each year.(1) These are examples only and do not represent future expenses, which may be greater or less than those shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



CLASS A SHARES                                                                              1 YEAR    3 YEARS    5 YEARS   10 YEARS
--------------                                                                              ------    -------    -------   --------
Missouri Fund                                                                                $538       $730      $939      $1,539
USA Fund                                                                                     $533       $728      $938      $1,545
Pro forma Missouri Fund Into USA Fund Only (after Transaction)*                              $533       $728      $938      $1,545
Pro forma USA Fund (after all Transactions)**                                                $534       $726      $935      $1,535




CLASS B SHARES(2)                                                                           1 YEAR    3 YEARS    5 YEARS   10 YEARS
-----------------                                                                           ------    -------    -------   --------
Missouri Fund                                                                                $568       $752     $1,060     $1,785
USA Fund                                                                                     $565       $755     $1,070     $1,818
Pro forma Missouri Fund Into USA Fund Only (after Transaction)*                              $565       $755     $1,070     $1,818
Pro forma USA Fund (after all Transactions)**                                                $566       $754     $1,066     $1,812




CLASS C SHARES                                                                              1 YEAR    3 YEARS    5 YEARS   10 YEARS
--------------                                                                              ------    -------    -------   --------
Missouri Fund                                                                                $268       $527      $910      $1,984
USA Fund                                                                                     $265       $530      $920      $2,012
Pro forma Missouri Fund Into USA Fund Only (after Transaction)*                              $265       $530      $920      $2,012
Pro forma USA Fund (after all Transactions)**                                                $266       $529      $916      $2,003


  You would pay the following expenses on the same investment if you did not sell your shares:



CLASS B SHARES(2)                                                                           1 YEAR    3 YEARS    5 YEARS   10 YEARS
-----------------                                                                           ------    -------    -------   --------
Missouri Fund                                                                                $168       $527      $910      $1,785
USA Fund                                                                                     $165       $530      $920      $1,818
Pro forma Missouri Fund Into USA Fund Only (after Transaction)*                              $165       $530      $920      $1,818
Pro forma USA Fund (after all Transactions)**                                                $166       $529      $916      $1,812




CLASS C SHARES                                                                              1 YEAR    3 YEARS    5 YEARS   10 YEARS
--------------                                                                              ------    -------    -------   --------
Missouri Fund                                                                                $168       $527      $910      $1,984
USA Fund                                                                                     $165       $530      $920      $2,012
Pro forma Missouri Fund Into USA Fund Only (after Transaction)*                              $165       $530      $920      $2,012
Pro forma USA Fund (after all Transactions)**                                                $166       $529      $916      $2,003

---------------
* Assumes approval and completion of only the proposed Transaction involving the Missouri Fund and the USA Fund.
** Assumes approval and completion of all three proposed Transactions involving the Acquired Funds.
(1) Each Fund's actual rate of return may be greater or less than the hypothetical 5% return we used here. This example reflects the net operating expenses with the contractual fee waivers and expense limits for the one-year contractual period and the total operating expenses without the fee waivers and expense limits for years two through ten.
(2) The Class B example reflects the conversion of Class B shares to Class A shares after eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

  THESE ARE JUST EXAMPLES. THEY DO NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. Each of the Funds pays its own operating expenses. The effects of these expenses are reflected in the net asset value and are not directly charged to your account. The expenses of each of the Funds are comprised of expenses attributable to each Fund, respectively, as well as expenses not attributable to any particular series of that Trust that are allocated among the various series of the Trust.

                FEE TABLES FOR THE OREGON FUND AND THE USA FUND



A. CLASS A SHARES
-----------------
                                                                                                   PRO FORMA
                                                                                                  OREGON FUND
                                                                             ACTUAL                INTO USA           PRO FORMA
                                                                   --------------------------     FUND ONLY -        USA FUND -
                                                                  OREGON FUND -    USA FUND -    CLASS A AFTER      CLASS A AFTER
                                                                     CLASS A         CLASS A     TRANSACTION*    ALL TRANSACTIONS**
                                                                  -------------    ----------    -------------   ------------------
SHAREHOLDER FEES
 (paid directly from your investment)
Maximum Sales Charge (Load)
 Imposed on Purchases (as a percentage of offering price)              4.50%           4.50%          4.50%              4.50%
Maximum Contingent Deferred Sales Charge
 (Load) imposed on redemptions (as a percentage of original
  purchase price or redemption price, whichever is lower)              None(1)         None(1)        None(1)            None(1)

ANNUAL FUND OPERATING EXPENSES
 (deducted from Fund assets)
   Management Fees                                                     0.50%           0.55%          0.55%              0.54%
   Distribution and Service (12b-1) Fees                               0.25%           0.23%(2)       0.23%(2)           0.23%(2)
   Other Expenses(3)                                                   0.19%           0.16%          0.16%(7)           0.16%(8,9)
                                                                      -----           -----          -----              -----
   Total Annual Fund Operating Expenses                                0.94%           0.94%          0.94%              0.93%
   Fee Waiver/Expense Reimbursement(4)                                (0.09%)         (0.09%)        (0.09%)            (0.07%)
   Net Expenses                                                        0.85%           0.85%          0.85%              0.86%
                                                                      =====           =====          =====              =====



B. CLASS B SHARES
-----------------
                                                                                                   PRO FORMA
                                                                                                  OREGON FUND
                                                                             ACTUAL                INTO USA           PRO FORMA
                                                                   --------------------------     FUND ONLY -        USA FUND -
                                                                  OREGON FUND -    USA FUND -    CLASS B AFTER      CLASS B AFTER
                                                                     CLASS B         CLASS B     TRANSACTION*    ALL TRANSACTIONS**
                                                                  -------------    ----------    -------------   ------------------
SHAREHOLDER FEES
 (paid directly from your investment)
Maximum Sales Charge (Load)
 Imposed on Purchases (as a percentage of offering price)              None            None           None               None
Maximum Contingent Deferred Sales Charge
 (Load) imposed on redemptions (as a percentage of original
  purchase price or redemption price, whichever is lower)              4.00%(5)        4.00%(5)       4.00%(5)           4.00%(5)

ANNUAL FUND OPERATING EXPENSES
 (deducted from Fund assets)
   Management Fees                                                     0.50%           0.55%          0.55%              0.54%
   Distribution and Service (12b-1) Fees                               1.00%           1.00%          1.00%              1.00%
   Other Expenses(3)                                                   0.19%           0.16%          0.16%(7)           0.16%(8,9)
                                                                      -----           -----          -----              -----
   Total Annual Fund Operating Expenses                                1.69%           1.71%          1.71%              1.70%
   Fee Waiver/Expense Reimbursement(4)                                (0.09%)         (0.09%)        (0.09%)            (0.07%)
   Net Expenses                                                        1.60%           1.62%          1.62%              1.63%
                                                                      =====           =====          =====              =====


C. CLASS C SHARES
-----------------
                                                                                                   PRO FORMA
                                                                                                  OREGON FUND
                                                                             ACTUAL                INTO USA           PRO FORMA
                                                                   --------------------------     FUND ONLY -        USA FUND -
                                                                  OREGON FUND -    USA FUND -    CLASS C AFTER      CLASS C AFTER
                                                                     CLASS C         CLASS C     TRANSACTION*    ALL TRANSACTIONS**
                                                                  -------------    ----------    -------------   ------------------
SHAREHOLDER FEES
 (paid directly from your investment)
Maximum Sales Charge (Load)
 Imposed on Purchases (as a percentage of offering price)              None            None           None               None
Maximum Contingent Deferred Sales Charge
 (Load) imposed on redemptions (as a percentage of original
  purchase price or redemption price, whichever is lower)              1.00%(6)        1.00%(6)       1.00%(6)           1.00%(6)

ANNUAL FUND OPERATING EXPENSES
 (deducted from Fund assets)
   Management Fees                                                     0.50%           0.55%          0.55%              0.54%
   Distribution and Service (12b-1) Fees                               1.00%           1.00%          1.00%              1.00%
   Other Expenses(3)                                                   0.19%           0.16%          0.16%(7)           0.16%(8,9)
                                                                      -----           -----          -----              -----
   Total Annual Fund Operating Expenses                                1.69%           1.71%          1.71%              1.70%
   Fee Waiver/Expense Reimbursement(4)                                (0.09%)         (0.09%)        (0.09%)            (0.07%)
   Net Expenses                                                        1.60%           1.62%          1.62%              1.63%
                                                                      =====           =====          =====              =====

---------------
* Assumes approval and completion of only the proposed Transaction involving the Oregon Fund and the USA Fund.
** Assumes approval and completion of all three proposed Transactions involving the Acquired Funds.
(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial advisor who is paid a commission, a contingent deferred sales charge will apply to redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.
(2) The Board has adopted a formula for calculating 12b-1 plan fees for the USA Fund's Class A shares that went into effect on June 1, 1992. The total 12b-1 fees to be paid by Class A shareholders of the USA Fund will be the sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992 and 0.30% of the average daily net assets representing shares that were acquired on or after June 1, 1992. Effective April 21, 2006, the maximum amount of the Class A 12b-1 fees was reduced to 0.25% and the total 12b-1 fees to be paid by Class A shareholders of the USA Fund will be the sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992 and 0.25% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders will bear 12b-1 fees at the same rate, the blended rate based upon the allocation of the 0.10% and 0.25% rates described above. The Distribution and Service (12b-1) Fees in the above table have been restated to reflect such changes in Class A 12b-1 fees.
(3) "Other expenses" have been restated to reflect an expected decrease in other expenses during the current fiscal year as a result of the expectation that the Delaware Investments Family of Funds will not have to convene a complexwide shareholders' meeting during its upcoming fiscal year. However, the Fund may from time to time hold a shareholder meeting.
(4) DMC has contracted to waive its fee and/or pay expenses of the Oregon Fund and the USA Fund through December 31, 2006, in order to prevent total operating expenses (excluding any 12b-1 fees, taxes, interest, brokerage fees, extraordinary expenses and certain insurance costs) from exceeding 0.60% of average daily net assets of the Oregon Fund and 0.62% of average daily net assets of the USA Fund.
(5) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year and 0% thereafter.
(6) Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge.
(7) "Other expenses" include the estimated costs of the Transaction that are anticipated to total approximately $43,503, of which $14,501 is applicable to the USA Fund.
(8) "Other expenses" include the estimated costs of the Transactions that are anticipated to total approximately $134,277, of which $44,759 is applicable to the USA Fund.

(9) Included in "Other Expenses" are the one-time estimated costs of the Transactions. The costs of the Transactions are not subject to the fee waiver currently in place. If the one-time costs of the Transactions were not included, "Other Expenses" and "Net Expenses" would be 0.15% and 0.85%, 0.15% and 1.62% and 0.15% and 1.62%, for Class A, Class B and
     Class C, respectively. The difference between Net Expenses for the pro forma expense numbers showing the effect of one Transaction and showing the effect of all three Transactions is due principally to rounding.

EXAMPLES

  These examples are intended to help you compare the costs of investing in Oregon Fund shares with the cost of investing in Acquiring Fund shares of the comparable class, both before and after the Transactions. You can also use these examples to compare the costs of these Funds with the costs of other mutual funds. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 in the Oregon Fund and the Acquiring Fund for the time periods indicated and then sell all of your shares at the end of those periods. The examples assume a 5% return each year.(1) These are examples only and do not represent future expenses, which may be greater or less than those shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



CLASS A SHARES                                                                              1 YEAR    3 YEARS    5 YEARS   10 YEARS
--------------                                                                              ------    -------    -------   --------
Oregon Fund                                                                                  $533       $728      $938      $1,545
USA Fund                                                                                     $533       $728      $938      $1,545
Pro forma Oregon Fund Into USA Fund Only (after Transaction)*                                $533       $728      $938      $1,545
Pro forma USA Fund (after all Transactions)**                                                $534       $726      $935      $1,535




CLASS B SHARES(2)                                                                           1 YEAR    3 YEARS    5 YEARS   10 YEARS
-----------------                                                                           ------    -------    -------   --------
Oregon Fund                                                                                  $563       $749     $1,059     $1,791
USA Fund                                                                                     $565       $755     $1,070     $1,818
Pro forma Oregon Fund Into USA Fund Only (after Transaction)*                                $565       $755     $1,070     $1,818
Pro forma USA Fund (after all Transactions)**                                                $566       $754     $1,066     $1,812




CLASS C SHARES                                                                              1 YEAR    3 YEARS    5 YEARS   10 YEARS
--------------                                                                              ------    -------    -------   --------
Oregon Fund                                                                                  $263       $524      $909      $1,990
USA Fund                                                                                     $265       $530      $920      $2,012
Pro forma Oregon Fund Into USA Fund Only (after Transaction)*                                $265       $530      $920      $2,012
Pro forma USA Fund (after all Transactions)**                                                $266       $529      $916      $2,003


  You would pay the following expenses on the same investment if you did not sell your shares:



CLASS B SHARES(2)                                                                           1 YEAR    3 YEARS    5 YEARS   10 YEARS
-----------------                                                                           ------    -------    -------   --------
Oregon Fund                                                                                  $163       $524      $909      $1,791
USA Fund                                                                                     $165       $530      $920      $1,818
Pro forma Oregon Fund Into USA Fund Only (after Transaction)*                                $165       $530      $920      $1,818
Pro forma USA Fund (after all Transactions)**                                                $166       $529      $916      $1,812




CLASS C SHARES                                                                             1 YEAR    3 YEARS    5 YEARS   10 YEARS
----------------                                                                            ------    -------    -------   --------
Oregon Fund                                                                                  $163       $524      $909      $1,990
USA Fund                                                                                     $165       $530      $920      $2,012
Pro forma Oregon Fund Into USA Fund Only (after Transaction)*                                $165       $530      $920      $2,012
Pro forma USA Fund (after all Transactions)**                                                $166       $529      $916      $2,003

---------------
* Assumes approval and completion of only the proposed Transaction involving the Oregon Fund and the USA Fund.
** Assumes approval and completion of all three proposed Transactions involving the Acquired Funds.
(1) Each Fund's actual rate of return may be greater or less than the hypothetical 5% return we used here. This example reflects the net operating expenses with the contractual fee waivers and expense limits for the one-year contractual period and the total operating expenses without the fee waivers and expense limits for years two through ten.
(2) The Class B example reflects the conversion of Class B shares to Class A shares after eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

  THESE ARE JUST EXAMPLES. THEY DO NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. Each of the Funds pays its own operating expenses. The effects of these expenses are reflected in the net asset value and are not directly charged to your account. The expenses of each of the Funds are comprised of expenses attributable to each Fund, respectively, as well as expenses not attributable to any particular series of that Trust that are allocated among the various series of the Trust.

                FEE TABLES FOR THE INSURED FUND AND THE USA FUND



A. CLASS A SHARES
-----------------
                                                                                               PRO FORMA
                                                                                              INSURED FUND
                                                                         ACTUAL                 INTO USA           PRO FORMA
                                                               ---------------------------     FUND ONLY -        USA FUND -
                                                              INSURED FUND -    USA FUND -    CLASS A AFTER      CLASS A AFTER
                                                                  CLASS A         CLASS A     TRANSACTION*    ALL TRANSACTIONS**
                                                              --------------    ----------    -------------   ------------------
SHAREHOLDER FEES
 (paid directly from your investment)
Maximum Sales Charge (Load)
 Imposed on Purchases (as a percentage of offering price)           4.50%           4.50%          4.50%              4.50%
Maximum Contingent Deferred Sales Charge
 (Load) imposed on redemptions (as a percentage of original
  purchase price or redemption price, whichever is lower)          None(1)         None(1)        None(1)            None(1)

ANNUAL FUND OPERATING EXPENSES
 (deducted from Fund assets)
   Management Fees                                                  0.50%           0.55%          0.55%              0.54%
   Distribution and Service (12b-1) Fees                            0.27%(2)        0.23%(3)       0.23%(3)           0.23%(3)
   Other Expenses(4)                                                0.21%           0.16%          0.16%(9)           0.16%(10,11)
                                                                   -----           -----          -----              -----
   Total Annual Fund Operating Expenses                             0.98%           0.94%          0.94%              0.93%
   Fee Waiver/Expense Reimbursement(6)                             (0.08%)(5)      (0.09%)        (0.09%)            (0.07%)
   Net Expenses                                                     0.90%           0.85%          0.85%              0.86%
                                                                   =====           =====          =====              =====



B. CLASS B SHARES
-----------------
                                                                                                PRO FORMA
                                                                                              INSURED FUND
                                                                         ACTUAL                 INTO USA           PRO FORMA
                                                               ---------------------------     FUND ONLY -        USA FUND -
                                                              INSURED FUND -    USA FUND -    CLASS B AFTER      CLASS B AFTER
                                                                  CLASS B         CLASS B     TRANSACTION*    ALL TRANSACTIONS**
                                                              --------------    ----------    -------------   ------------------
SHAREHOLDER FEES
 (paid directly from your investment)
Maximum Sales Charge (Load)
 Imposed on Purchases (as a percentage of offering price)          None            None           None               None
Maximum Contingent Deferred Sales Charge
 (Load) imposed on redemptions (as a percentage of original
  purchase price or redemption price, whichever is lower)           4.00%(7)        4.00%(7)       4.00%(7)           4.00%(7)

ANNUAL FUND OPERATING EXPENSES
 (deducted from Fund assets)
   Management Fees                                                  0.50%           0.55%          0.55%              0.54%
   Distribution and Service (12b-1) Fees                            1.00%           1.00%          1.00%              1.00%
   Other Expenses(4)                                                0.21%           0.16%          0.16%(9)           0.16%(10,11)
                                                                   -----           -----          -----              -----
   Total Annual Fund Operating Expenses                             1.71%           1.71%          1.71%              1.70%
   Fee Waiver/Expense Reimbursement(6)                             (0.04%)         (0.09%)        (0.09%)            (0.07%)
   Net Expenses                                                     1.67%           1.62%          1.62%              1.63%
                                                                   =====           =====          =====              =====


C. CLASS C SHARES
-----------------
                                                                                               PRO FORMA
                                                                                              INSURED FUND
                                                                         ACTUAL                 INTO USA           PRO FORMA
                                                               ---------------------------     FUND ONLY -        USA FUND -
                                                              INSURED FUND -    USA FUND -    CLASS C AFTER      CLASS C AFTER
                                                                  CLASS C         CLASS C     TRANSACTION*    ALL TRANSACTIONS**
                                                              --------------    ----------    -------------   ------------------
SHAREHOLDER FEES
 (paid directly from your investment)
Maximum Sales Charge (Load)
 Imposed on Purchases (as a percentage of offering price)          None            None           None               None
Maximum Contingent Deferred Sales Charge
 (Load) imposed on redemptions (as a percentage of original
  purchase price or redemption price, whichever is lower)           1.00%(8)        1.00%(8)       1.00%(8)           1.00%(8)

ANNUAL FUND OPERATING EXPENSES
 (deducted from Fund assets)
   Management Fees                                                  0.50%           0.55%          0.55%              0.54%
   Distribution and Service (12b-1) Fees                            1.00%           1.00%          1.00%              1.00%
   Other Expenses(4)                                                0.21%           0.16%          0.16%(9)           0.16%(10,11)
                                                                   -----           -----          -----              -----
   Total Annual Fund Operating Expenses                             1.71%           1.71%          1.71%              1.70%
   Fee Waiver/Expense Reimbursement(6)                             (0.04%)         (0.09%)        (0.09%)            (0.07%)
   Net Expenses                                                     1.67%           1.62%          1.62%              1.63%
                                                                   =====           =====          =====              =====

---------------
* Assumes approval and completion of only the proposed Transaction involving the Insured Fund and the USA Fund.
** Assumes approval and completion of all three proposed Transactions involving the Acquired Funds.
(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial advisor who is paid a commission, a contingent deferred sales charge will apply to redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.
(2) The Board has adopted a formula for calculating 12b-1 plan fees for the Insured Fund's Class A shares that went into effect on June 1, 1992. The total 12b-1 fees to be paid by Class A shareholders of the Insured Fund will be the sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992 and 0.30% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders will bear 12b-1 fees at the same rate, the blended rate based upon the allocation of the 0.10% and 0.30% rates described above.
(3) The Board has adopted a formula for calculating 12b-1 plan fees for the USA Fund's Class A shares that went into effect on June 1, 1992. The total 12b-1 fees to be paid by Class A shareholders of the USA Fund will be the sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992 and 0.30% of the average daily net assets representing shares that were acquired on or after June 1, 1992. Effective April 21, 2006, the maximum amount of the Class A 12b-1 fees was reduced to 0.25% and the total 12b-1 fees to be paid by Class A shareholders of the USA Fund will be the sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992 and 0.25% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders will bear 12b-1 fees at the same rate, the blended rate based upon the allocation of the 0.10% and 0.25% rates described above. The Distribution and Service (12b-1) Fees in the above table have been restated to reflect such changes in Class A 12b-1 fees.
(4) "Other expenses" have been restated to reflect an expected decrease in other expenses during the current fiscal year as a result of the expectation that the Delaware Investments Family of Funds will not have to convene a complexwide shareholders' meeting during its upcoming fiscal year. However, the Fund may from time to time hold a shareholder meeting.
(5) The Insured Fund's distributor has contracted to waive the Class A 12b-1 fees through December 31, 2006 to 0.25% of average daily net assets. This contractual waiver is applied to the shares of the Insured Fund that were acquired after June 1, 1992 in calculating the applicable 12b-1 fee rate.
(6) DMC has contracted to waive its fee and/or pay expenses of the Insured Fund and the USA Fund through December 31, 2006, in order to prevent total operating expenses (excluding any 12b-1 fees, taxes, interest, brokerage fees, extraordinary expenses and certain insurance costs) from exceeding 0.67% of average daily net assets of the Insured Fund and 0.62% of average daily net assets of the USA Fund.

(7) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year and 0% thereafter.
(8) Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge.
(9) "Other expenses" include the estimated costs of the Transaction that are anticipated to total approximately $45,861, of which $15,287 is applicable to the USA Fund.
(10) "Other expenses" include the estimated costs of the Transactions that are anticipated to total approximately $134,277, of which $44,759 is applicable to the USA Fund.
(11) Included in "Other Expenses" are the one-time estimated costs of the Transactions. The costs of the Transactions are not subject to the fee waiver currently in place. If the one-time costs of the Transactions were not included, "Other Expenses" and "Net Expenses" would be 0.15% and 0.85%, 0.15% and 1.62% and 0.15% and 1.62%, for Class A, Class B and
     Class C, respectively. The difference between Net Expenses for the pro forma expense numbers showing the effect of one Transaction and showing the effect of all three Transactions is due principally to rounding.

EXAMPLES

  These examples are intended to help you compare the costs of investing in Insured Fund shares with the cost of investing in Acquiring Fund shares of the comparable class, both before and after the Transactions. You can also use these examples to compare the costs of these Funds with the costs of other mutual funds. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 in the Insured Fund and the Acquiring Fund for the time periods indicated and then sell all of your shares at the end of those periods. The examples assume a 5% return each year.(1) These are examples only and do not represent future expenses, which may be greater or less than those shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


CLASS A SHARES
  --------------                                                                            1 YEAR    3 YEARS    5 YEARS   10 YEARS
                                                                                            ------    -------    -------   --------
Insured Fund                                                                                 $538       $740      $960      $1,590
USA Fund                                                                                     $533       $728      $938      $1,545
Pro forma Insured Fund Into USA Fund Only (after Transaction)*                               $533       $728      $938      $1,545
Pro forma USA Fund (after all Transactions)**                                                $534       $726      $935      $1,535




CLASS B SHARES(2)                                                                          1 YEAR    3 YEARS    5 YEARS   10 YEARS
------------------                                                                          ------    -------    -------   --------
Insured Fund                                                                                 $570       $760     $1,074     $1,822
USA Fund                                                                                     $565       $755     $1,070     $1,818
Pro forma Insured Fund Into USA Fund Only (after Transaction)*                               $565       $755     $1,070     $1,818
Pro forma USA Fund (after all Transactions)**                                                $566       $754     $1,066     $1,812




CLASS C SHARES                                                                              1 YEAR    3 YEARS    5 YEARS   10 YEARS
---------------                                                                             ------    -------    -------   --------
Insured Fund                                                                                 $270       $535      $924      $2,016
USA Fund                                                                                     $265       $530      $920      $2,012
Pro forma Insured Fund Into USA Fund Only (after Transaction)*                               $265       $530      $920      $2,012
Pro forma USA Fund (after all Transactions)**                                                $266       $529      $916      $2,003


  You would pay the following expenses on the same investment if you did not sell your shares:



CLASS B SHARES(2)                                                                           1 YEAR    3 YEARS    5 YEARS   10 YEARS
-----------------                                                                           ------    -------    -------   --------
Insured Fund                                                                                 $170       $535      $924      $1,822
USA Fund                                                                                     $165       $530      $920      $1,818
Pro forma Insured Fund Into USA Fund Only (after Transaction)*                               $165       $530      $920      $1,818
Pro forma USA Fund (after all Transactions)**                                                $166       $529      $916      $1,812




CLASS C SHARES                                                                              1 YEAR    3 YEARS    5 YEARS   10 YEARS
--------------                                                                              ------    -------    -------   --------
Insured Fund                                                                                 $170       $535      $924      $2,016
USA Fund                                                                                     $165       $530      $920      $2,012
Pro forma Insured Fund Into USA Fund Only (after Transaction)*                               $165       $530      $920      $2,012
Pro forma USA Fund (after all Transactions)**                                                $166       $529      $916      $2,003

---------------
* Assumes approval and completion of only the proposed Transaction involving the Insured Fund and the USA Fund.
** Assumes approval and completion of all three proposed Transactions involving the Acquired Funds.
(1) Each Fund's actual rate of return may be greater or less than the hypothetical 5% return we used here. This example reflects the net operating expenses with the contractual fee waivers and expense limits for the one-year contractual period and the total operating expenses without the fee waivers and expense limits for years two through ten.
(2) The Class B example reflects the conversion of Class B shares to Class A shares after eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

  THESE ARE JUST EXAMPLES. THEY DO NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. Each of the Funds pays its own operating expenses. The effects of these expenses are reflected in the net asset value and are not directly charged to your account. The expenses of each of the Funds are comprised of expenses attributable to each Fund, respectively, as well as expenses not attributable to any particular series of that Trust that are allocated among the various series of the Trust.

HOW DO THE PERFORMANCE RECORDS OF THE FUNDS COMPARE?

  As described under the section "Reasons for the Transactions," the Board of each Trust considered a number of factors when reviewing the Plans and considering the proposed Transactions. The performance history of the Funds, as of December 31, 2005, was among the factors that the Boards considered. The performance history of the Funds (without sales charges) as of that date is shown below:


                                                         AVERAGE ANNUAL TOTAL RETURNS
                                                -----------------------------------------------
                                                                              10 YEARS OR SINCE
FUND AND CLASS                                 1 YEAR    3 YEARS    5 YEARS      INCEPTION(1)
---------------                                ------    -------    -------   -----------------
Missouri Fund - Class A                         3.69%     3.53%      4.69%          4.80%
Oregon Fund - Class A                           3.19%     3.84%      5.03%          5.08%
Insured Fund - Class A                          3.23%     4.09%      5.14%          4.82%
Acquiring Fund - Class A                        3.80%     5.23%      5.75%          4.76%

Missouri Fund - Class B                         3.02%     2.80%      3.91%          4.19%
Oregon Fund - Class B                           2.42%     3.10%      4.27%          4.48%
Insured Fund - Class B                          2.44%     3.29%      4.33%          4.15%
Acquiring Fund - Class B                        3.00%     4.42%      4.93%          4.09%

Missouri Fund - Class C                         2.91%     2.75%      3.90%          3.99%
Oregon Fund - Class C                           2.41%     3.09%      4.28%          4.30%
Insured Fund - Class C                          2.44%     3.29%      4.33%          3.99%
Acquiring Fund - Class C                        3.00%     4.42%      4.93%          3.94%

__________________
(1) The inception dates for each of the Funds and their respective classes are listed below:

MISSOURI FUND
  -------------                           OREGON FUND
                                       -----------------
Class A: 11/2/92                       Class A: 8/1/93
Class B: 3/12/95                       Class B: 3/12/95
Class C: 11/11/95                      Class C: 7/7/95

INSURED FUND                             ACQUIRING FUND
------------                             --------------
Class A: 3/25/85                       Class A: 1/11/84
Class B: 5/2/94                        Class B: 5/2/94
Class C: 11/29/95                      Class C: 11/29/95


WHERE CAN I FIND MORE FINANCIAL INFORMATION ABOUT THE FUNDS?

  The Acquiring Fund's Annual Report, which is included with the Statement of Additional Information, and the Acquired Funds' Annual Reports contain a discussion of the Funds' performance during the past fiscal year and shows per share information for each of the past five fiscal years. These documents, and the Funds' Semi-Annual Reports, are available upon request. (See "More Information About the Funds.") The Acquiring Fund's Prospectus also contains further financial information about the Acquiring Fund.

WHAT ARE OTHER KEY FEATURES OF THE FUNDS?

  INVESTMENT MANAGEMENT FEES. DMC is the investment manager of all of the Funds. DMC has entered into separate investment management agreements relating to each of the Funds that provide for reductions in fee rate for a Fund as the assets of the Fund increase. The investment management fees for the Funds are:

FUND                                               INVESTMENT MANAGEMENT FEE
-----------------------------------------------    --------------------------------------------
Acquired Funds                                     0.50% on first $500 million
                                                   0.475% on next $500 million
                                                   0.45% on next $1,500 million
                                                   0.425% on assets in excess of $2,500 million
-----------------------------------------------    --------------------------------------------
Acquiring Fund                                     0.55% on first $500 million
                                                   0.50% on next $500 million
                                                   0.45% on next $1,500 million
                                                   0.425% on assets in excess of $2,500 million


  DMC has contracted to waive that portion, if any, of the annual management fees payable by each Fund and to pay certain expenses of each Fund for the period through December 31, 2006 to the extent necessary to limit the total operating expenses of each Fund to the levels described in the Fee Tables beginning on page 5.

  DISTRIBUTION SERVICES. Pursuant to underwriting agreements relating to each of the Funds, Delaware Distributors, L.P. ("DDLP"), 2005 Market Street, Philadelphia, Pennsylvania 19103, serves as the national distributor for the shares of the Funds. DDLP pays the expenses of the promotion and distribution of the Funds' shares, except for payments by the Funds on behalf of Class A shares, Class B shares and Class C shares under their respective 12b-1 Plans. DDLP is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. and an affiliate of DMC.

  Pursuant to a contractual arrangement with DDLP, Lincoln Financial Distributors, Inc. ("LFD"), 2001 Market Street, Philadelphia, Pennsylvania 19103-7055, is primarily responsible for promoting the sale of Fund shares through broker/dealers, financial advisors and other financial intermediaries. LFD is also an affiliate of DDLP and DMC.

  RULE 12B-1 PLANS. Each Fund has adopted a separate distribution plan or "Rule 12b-1 Plan" for each of its Class A shares, Class B shares and Class C shares (collectively, the "Rule 12b-1 Plans" and, each individually, a "Rule 12b-1 Plan").

  Each Rule 12b-1 Plan permits the relevant Fund to pay out of the assets of the Class A shares, Class B shares and Class C shares, as applicable, monthly fees to DDLP for its services and expenses in distributing and promoting shares of such classes. These expenses may include, among others, preparing and distributing advertisements, sales literature and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, and paying distribution and maintenance fees to securities brokers and dealers who enter into dealer agreements with DDLP. The Rule 12b-1 Plan expenses relating to Class B shares and Class C shares are also used to pay DDLP for advancing the commission costs to dealers with respect to the initial sale of such Class B and Class C shares. In addition, each Fund's Rule 12b-1 Plan permits the relevant Fund to make payments out of the assets of the Class A shares, Class B shares and Class C shares to other unaffiliated parties, such as banks, who either aid in the distribution of shares of, or provide services to, such Classes.

  The maximum aggregate annual fee payable by a Fund under its Rule 12b-1 Plans and a Fund's Distribution Agreement is, on an annual basis: up to 0.25% of the Missouri and the Oregon Funds' average daily net assets of Class A shares, up to 0.30% of the Insured Fund's average daily net assets of Class A shares (as explained more fully below) and up to 0.25% of the USA Fund's average daily net assets of Class A Shares (as explained more fully below); and up to 1.00% (0.25% of which are service fees to be paid to DDLP, dealers and others for providing personal service and/or maintaining shareholder accounts) of Class B shares' and Class C shares' average daily net assets. The Boards for the Trusts may reduce these amounts at any time. With regard to the Insured and USA Funds' Class A shares, the Board has adopted a formula for calculating 12b-1 plan fees for each Fund's Class A shares that went into effect on June 1, 1992. The total 12b-1 fees to be paid by Class A shareholders of the Insured Fund and the USA Fund will be the sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992 and 0.30% (0.25% for the USA Fund) of the average daily net assets representing shares that were acquired on or after June 1, 1992. All of the Insured Fund's and the USA
Fund's Class A shareholders will bear 12b-1 fees at the same rate, which is the blended rate based upon the allocation of the 0.10% and 0.30% (0.25% for the USA Fund) rates described above. DDLP has contracted to waive the Class A 12b-1 fees through December 31, 2006 to 0.25% of average daily net assets for the Insured Fund. This contractual waiver is applied to the shares of the Insured Fund that were acquired after June 1, 1992 in calculating the applicable 12b-1 fee rate. All of the distribution expenses incurred by DDLP and others, such as broker/dealers, in excess of the amount paid on behalf of Class A shares, Class B shares and Class C shares are borne by such persons without any reimbursement on behalf of such Classes.

  PURCHASE, EXCHANGE AND REDEMPTION PROCEDURES. Procedures for the purchase, exchange and redemption of each Fund's shares are identical. You may refer to the Fund Prospectus under the section entitled "About Your Account" for the purchase, exchange, and redemption procedures applicable to the purchases, exchanges and redemptions of the Acquiring Fund's shares.

  DIVIDENDS, DISTRIBUTIONS AND TAXES. For all Funds, dividends are declared daily and paid monthly, while capital gains, if any, are distributed annually. For more information about dividends, distributions and the tax implications of investing in the Acquiring Fund, please see the Fund Prospectus under the section entitled "About Your Account--Dividends, distributions and taxes."

                          REASONS FOR THE TRANSACTIONS


  Based on the considerations described below, the Boards, including the trustees who are deemed to be independent trustees (each, an "Independent Trustee" and, collectively, the "Independent Trustees") under the Investment Company Act of 1940, as amended (the "1940 Act"), on behalf of the Acquired Funds and the Acquiring Fund, have determined that the Transactions would be in the best interest of the Acquired Funds and the Acquiring Fund and that the interests of the Acquired Funds' and the Acquiring Fund's existing shareholders would not be diluted as a result of the Transactions.

  At a meeting of the Boards for the Trusts held on February 15, 2006, DMC presented the Plans to the Trustees and provided the Trustees with data and analysis regarding the proposed Transactions. At the meeting, the Boards considered a number of factors, including the following:

   o The compatibility of each Acquired Fund's investment objective, policies and restrictions with the investment objective, policies and restrictions of the Acquiring Fund;

   o The relative investment performance and yields of the Funds;

   o The relative size of the Acquired Funds as compared to the Acquiring Fund both before and after the Transactions;

   o The relative past and current growth in assets of the Funds and the anticipated future inability of the Acquired Funds to achieve satisfactory asset growth as analyzed by DDLP as the Funds' distributor;

   o The relative expense ratios of the Funds and the anticipated impact of the proposed Transactions on the expense ratios of the Acquiring Fund;

   o The anticipated federal income tax consequences of the Transactions with respect to each Fund and its shareholders;

   o The estimated costs of each of the Transactions and the extent to which the Funds would bear such costs; and

   o The potential benefits of the proposed Transactions for the shareholders of the Acquired Funds and the Acquiring Fund.

  The Boards noted that the investment objective for each Acquired Fund is substantially similar to the investment objective of the Acquiring Fund. The Boards also noted that the portfolios of each Acquired Fund have historically been managed in substantially the same manner as the portfolio of the Acquiring Fund. The Boards considered the differences with respect to the Funds' investments in insured municipal securities and the relative differences in credit quality. The materials provided to the Boards also explained that the investment strategies and policies of the Acquired Funds are substantially similar to the investment strategies and policies of the Acquiring Fund.

  DMC informed the Boards that, in its view, shareholders of the Acquired Funds, which are required to invest substantially in insured municipal securities, could benefit from the increased diversification offered by the Acquiring Fund, which is a national municipal bond fund without a policy requiring it to invest substantially in insured municipal securities. DMC advised the

Boards that, in its view, single-state insured funds, such as the Oregon and Missouri Funds, have less investment flexibility as compared to a national municipal bond fund such as the Acquiring Fund. DMC also advised the Boards that it believes that investors in the Oregon and Missouri Funds would be exposed to less geographical risk than shareholders of the Acquiring Fund. Furthermore, DDLP informed the Boards that the demand for insured municipal bond funds is limited, especially in the current lower yield environment. In particular, DDLP noted that, based on the current market conditions where investors are searching for greater yield, the Acquired Funds cannot be grown to a size where economies of scale can be recognized for those Funds.

  With respect to performance, the materials provided to the Boards showed that each of the Acquired Funds' Class A shares had stronger performance than the Acquiring Fund over the trailing 10-year period; however, the Acquiring Fund's Class A shares had a stronger performance record for the trailing 1-year, 3-year and 5-year periods. In addition, over the trailing 1-year, 3-year and 5-year periods, the Acquiring Fund had a stronger performance rank relative to its Lipper category (General Municipal Debt Funds) than do the Acquired Funds to theirs (Missouri Municipal Debt Funds, Oregon Municipal Debt Funds and Insured Municipal Debt Funds, respectively). The materials also demonstrated that the 30-day SEC yield of the Acquiring Fund has been higher than each of the Acquired Funds. Furthermore, DMC advised the Boards that shareholders of the Acquired Funds would receive higher distribution yields as shareholders of the Acquiring Fund even after considering the loss of the benefit of individual state income tax exclusions.

  The Boards also considered sales and redemption data and relative asset growth for each Fund as presented by DDLP. The information provided to the Boards indicated that the Oregon Fund had positive net cash flow while both the Missouri and Insured Funds had negative net cash flows during the one-year period ended December 31, 2005. Although the Oregon Fund had positive cash flow over the one-year period ended December 31, 2005, DMC noted that those positive cash flows have not been substantial enough to raise the Oregon Fund's total assets to a viable level. Moreover, DMC and DDLP pointed out that none of the Acquired Funds had attracted net assets at a sufficient rate to make them cost effective, but that the Acquiring Fund had strong positive net cash flows for the one-year period ended December 31, 2005. DDLP also reported that combining the Acquired Funds with the Acquiring Fund should eliminate the duplicate marketing efforts for the Funds, which are similarly managed, and thus the Transactions potentially would reduce marketing expenses and enhance asset growth for the benefit of shareholders of all Funds.

  In deciding whether to recommend approval of the Transactions to shareholders, the Boards also considered the fees and expense ratios of the Acquiring Fund and the Acquired Funds and the impact of contractual fees waivers thereon. The Boards considered the potential benefits afforded by a larger fund through economies of scale from the spreading of fixed costs over a larger asset base and by reaching or utilizing, to a greater extent, breakpoints in investment management fees, although there can be no assurance that operational savings will be realized. At the Board meetings, DMC informed the Boards that, with the fee waivers and expense limitations in place at that time, the total expenses for the Acquiring Fund (excluding the one-time costs of the Transactions) are lower than the total expenses of the Missouri Fund and the Insured Fund and are the same as the Oregon Fund on Class A shares, but slightly higher on the Class B and Class C shares. The Boards also considered that the fee waivers and expense limitations were due to expire on December 31, 2006. Finally, the Board considered the proposal of DMC to commit to not raising the level of the fee cap higher than the third quartile of the Lipper Peer Group for the Acquiring Fund. In addition, the Board noted that DMC has implemented an expense waiver on the Acquiring Fund which must remain in effect through December 31, 2006 and that this expense limitation will not change as a result of the Transactions. Moreover, DMC informed the Board that any increase in expenses that an Acquired Fund shareholder might experience may be offset by the higher yield expected to be generated by the securities of the Acquiring Fund. Finally, DMC also reported that the shareholders could benefit from the savings the Acquiring Fund would realize in acquiring municipal securities and other assets in the Transactions as opposed to purchasing them in the open market. Moreover, the Boards noted that investors in the Acquired Funds would benefit from the higher yield, increased diversification and less geographic risk of the Acquiring Fund.

  DMC informed the Boards that each Transaction will be structured as a tax-free reorganization. DMC also informed the Boards as to the cost of the Transactions, including the costs associated with the solicitation of proxies. The Boards considered that the expenses of each Transaction would be shared one-third by the Acquiring Fund, one-third by the Acquired Fund and one-third by DMC.

  The Boards of the Trusts approved the Plans, concluding that the Transactions are in the best interests of the respective Acquired Funds and the Acquiring Fund and that no dilution of value would result to the shareholders of any Fund from the Transaction. The Boards of the Trusts then decided to recommend that shareholders of each Acquired Fund vote to approve the Transaction with respect to that Fund. The Trustees approving the Plans and making the foregoing determinations included all of the Independent Trustees.

         FOR THE REASONS DISCUSSED ABOVE, THE BOARDS OF TRUSTEES OF THE TRUSTS, ON BEHALF OF THE ACQUIRED FUNDS, UNANIMOUSLY RECOMMEND
                        THAT YOU VOTE FOR THE PROPOSAL.

  If the shareholders of an Acquired Fund do not approve the applicable Plan, the Board of the respective Trust may consider other possible courses of action for such Acquired Fund, including liquidation and dissolution. Approval of one Plan and completion of the applicable Transaction is not contingent upon the approval of any other Plan.

                       INFORMATION ABOUT THE TRANSACTIONS


  This is only a summary of the Plans. You should read the actual Plan relating to your Acquired Fund. They are attached as Exhibits A and B to this Proxy Statement/Prospectus and are incorporated herein by reference.

HOW WILL THE TRANSACTIONS BE CARRIED OUT?

  If the shareholders of an Acquired Fund approve the Plan, the Transaction will take place after the parties to the Plan satisfy various conditions. If the shareholders of an Acquired Fund do not approve the applicable Plan, the Transaction will not take place with respect to that Acquired Fund.

  If the shareholders of an Acquired Fund approve the Plan, the Acquired Fund will deliver to the Acquiring Fund substantially all of its assets on the Closing Date. In exchange, the Trust, on behalf of the Acquired Fund, will receive the Acquiring Fund's shares to be distributed pro rata to the Acquired Fund's shareholders. The value of the assets to be delivered to the Acquiring Fund shall be the value of such assets computed as of the close of business of the New York Stock Exchange, Inc. ("NYSE") (normally 4:00 p.m., Eastern Time) on the last business day prior to the Closing Date.

  If the Transactions are approved, the stock transfer books of the Acquired Funds will be permanently closed as of the close of business of the NYSE on the business day before the Closing Date. The Acquired Funds will accept requests for redemption only if received in proper form before that time. Requests received after that time will be considered requests to redeem shares of the Acquiring Fund.

  To the extent permitted by law, the Plans may be amended without shareholder approval at the direction of the Boards of Trustees of the Trusts. The respective Boards of an Acquired Fund and the Acquiring Fund may also agree to terminate and abandon the respective Transaction at any time before or after the approval of shareholders of the Acquired Fund or may terminate and abandon the Transaction if certain conditions required under the respective Plan have not been satisfied.

WHO WILL PAY THE EXPENSES OF THE TRANSACTIONS?

  The expenses resulting from an Acquired Fund's participation in a Transaction, including solicitation of proxies, will be shared by the following parties in the percentages indicated: 33.33% by the Acquired Fund, 33.33% by the Acquiring Fund, and 33.34% by DMC. The Funds will bear these transaction costs without regard to any of the expense limits noted above.

WHAT ARE THE TAX CONSEQUENCES OF THE TRANSACTIONS?

  Each Transaction is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code"). Based on certain assumptions made and representations to be made on behalf of each Acquired Fund and the Acquiring Fund, it is expected that Stradley, Ronon, Stevens & Young, LLP will provide a legal opinion that, for federal income tax purposes, (i) shareholders of the Acquired Funds will not recognize any gain or loss as a result of the exchange of their shares of an Acquired Fund for shares of the Acquiring Fund, and
(ii) the Acquiring Fund and its shareholders will not recognize any gain or loss upon receipt of the Acquired Fund's assets.

  Capital losses can generally be carried forward to each of the eight (8) years succeeding the loss year to offset future capital gains. After the Transactions, the capital loss carryovers (together with any current year loss and net unrealized depreciation in the value of the assets) of the Funds will be subject to an annual limitation for federal income tax purposes. This limitation may result in a portion of the capital loss carryovers of a Fund, which might otherwise have been utilized to offset future capital gains, to expire unutilized. At August 31, 2005, the Missouri Fund and the Oregon Fund had $32,473 and $189,531, respectively, of tax basis capital loss carryovers that expire in 2008 for the Missouri Fund and in 2009 ($110, 608) and 2010 ($78,923) for the Oregon Fund. At August 31, 2005, the Insured Fund had fully utilized its capital loss carryover.

  At August 31, 2005, the Acquiring Fund had $8,276,866 of tax basis capital loss carryovers that expire in 2008 ($8,276,548) and 2009 ($318). The capital loss carryovers of the Acquiring Fund will continue to be available and not subject to an annual limitation as a result of the Transactions.

  You should consult your tax adviser regarding the effect, if any, of a Transaction in light of your individual circumstances. You should also consult your tax adviser about the state and local tax consequences, if any, of a Transaction because this discussion only relates to the federal income tax consequences. Whereas shareholders of the Missouri and Oregon Funds each currently receive income from those Funds that is exempt from their respective states' income taxes, dividend income received by those same shareholders from the Acquiring Fund, assuming the Transactions are completed, will be exempt from such states' income taxes only to the extent the Acquiring Fund invests in municipal securities of such states and in qualifying U.S. territorial obligations. Because the Acquiring Fund invests in municipal securities of many states, it is expected that normally only a small portion of the dividends payable by the Acquiring Fund will be exempt from either Missouri or Oregon state income tax.

WHAT SHOULD I KNOW ABOUT SHARES OF THE ACQUIRING FUND?

  If a Transaction is approved for an Acquired Fund, full and fractional shares of the Acquiring Fund will be distributed to shareholders of the Acquired Fund in accordance with the procedures described above. When issued, each share will be validly issued and fully paid and non-assessable. The shares of the Acquiring Fund will be recorded electronically in each shareholder's account. The Acquiring Fund will then send a confirmation to each shareholder. As of the Closing Date, any outstanding certificates, if any, representing shares of an Acquired Fund will be cancelled.

  The Acquiring Fund shares to be issued in the Transactions have the same rights and privileges as the shares of your Acquired Fund. For example, all shares have non-cumulative voting rights. This gives holders of more than 50% of the shares voting the ability to elect all of the members of the Board. If this happens, holders of the remaining shares voting will not be able to elect any trustees.

  Like the Acquired Funds, the Acquiring Fund does not routinely hold annual meetings of shareholders. The Acquiring Fund may hold special meetings for matters requiring shareholder approval. A meeting of the Acquiring Fund's shareholders may also be called at any time by the Board or by the chairperson of the Board or by the president.

  For purposes of calculating any applicable contingent deferred sales charges, the period you have held your shares in an Acquired Fund will be counted toward, and carried over as, the holding period of the shares you receive in the Acquiring Fund.

WHAT ARE THE CAPITALIZATIONS OF THE FUNDS AND WHAT MIGHT THE CAPITALIZATIONS BE AFTER THE TRANSACTIONS?

  The following table sets forth, as of August 31, 2005, the separate capitalizations of the Acquiring Fund and the Acquired Funds, and the estimated capitalization of the Acquiring Fund as adjusted to give effect to the proposed Transactions. The capitalization of the Acquiring Fund is likely to be different if and when the Transactions are actually consummated.

                                                                                                                  ACQUIRING FUND
                                                                          ACQUIRING     PRO FORMA ADJUSTMENTS   AFTER TRANSACTION
                                                       MISSOURI FUND        FUND        TO CAPITALIZATION(1)       (ESTIMATED)*
                                                       -------------    ------------    ---------------------   -----------------
Net assets (millions)                                   $50,672,359     $476,451,707          $(29,942)            $527,094,124
Total shares outstanding                                  4,688,927       40,516,197                                 44,824,374

Class A net assets (millions)                           $46,182,308     $453,981,230          $(27,909)            $500,135,629
Class A shares outstanding                                4,273,525       38,605,351                                 42,531,780
Class A net asset value per share                       $     10.81     $      11.76                               $      11.76

Class B net assets (millions)                           $ 3,098,612     $ 16,506,985          $ (1,435)            $ 19,604,162
Class B shares outstanding                                  286,829        1,403,728                                  1,667,176
Class B net asset value per share                       $     10.80     $      11.76                               $      11.76

Class C net assets (millions)                           $ 1,391,439     $  5,963,492          $   (598)            $  7,354,333
Class C shares outstanding                                  128,573          507,118                                    625,418
Class C net asset value per share                       $     10.82     $      11.76                               $      11.76


                                                                                                                 ACQUIRING FUND
                                                                         ACQUIRING     PRO FORMA ADJUSTMENTS   AFTER TRANSACTION
                                                        OREGON FUND        FUND        TO CAPITALIZATION(1)       (ESTIMATED)*
                                                        -----------    ------------    ---------------------   -----------------
Net assets (millions)                                   $47,574,380    $476,451,707          $(29,002)            $523,997,085
Total shares outstanding                                  4,464,316      40,516,197                                 44,560,948

Class A net assets (millions)                           $34,028,754    $453,981,230          $(24,189)            $487,985,795
Class A shares outstanding                                3,194,497      38,605,351                                 41,498,455
Class A net asset value per share                       $     10.65    $      11.76                               $      11.76

Class B net assets (millions)                           $ 6,889,418    $ 16,506,985          $ (2,602)            $ 23,393,801
Class B shares outstanding                                  646,429       1,403,728                                  1,989,470
Class B net asset value per share                       $     10.66    $      11.76                               $      11.76

Class C net assets (millions)                           $ 6,656,208    $  5,963,492          $ (2,211)            $ 12,617,489
Class C shares outstanding                                  623,390         507,118                                  1,073,023
Class C net asset value per share                       $     10.68    $      11.76                               $      11.76



                                                                                                                 ACQUIRING FUND
                                                                         ACQUIRING     PRO FORMA ADJUSTMENTS   AFTER TRANSACTION
                                                       INSURED FUND        FUND        TO CAPITALIZATION(1)       (ESTIMATED)*
                                                       ------------    ------------    ---------------------   -----------------
Net assets (millions)                                   $61,394,898    $476,451,707          $(30,574)            $537,816,031
Total shares outstanding                                  5,444,317      40,516,197                                 45,736,252

Class A net assets (millions)                           $52,291,497    $453,981,230          $(27,586)            $506,245,141
Class A shares outstanding                                4,637,117      38,605,351                                 43,051,391
Class A net asset value per share                       $     11.28    $      11.76                               $      11.76

Class B net assets (millions)                           $ 6,140,880    $ 16,506,985          $ (2,059)            $ 22,645,806
Class B shares outstanding                                  544,550       1,403,728                                  1,925,858
Class B net asset value per share                       $     11.28    $      11.76                               $      11.76

Class C net assets (millions)                           $ 2,962,521    $  5,963,492          $   (929)            $  8,925,084
Class C shares outstanding                                  262,650         507,118                                    759,003
Class C net asset value per share                       $     11.28    $      11.76                               $      11.76

---------------

(1) The adjustments reflect the costs of the Transaction incurred by each Fund.

* If the Transactions are approved for all three Acquired Funds, the pro forma capitalization of the Acquiring Fund would be as follows:

                                                                     ACQUIRING FUND AFTER
                                                                   TRANSACTION (ESTIMATED)
                                                                   -----------------------
          Net assets (millions)                                          $636,003,826
          Total shares outstanding                                         54,089,180

          Class A net assets (millions)                                  $586,404,105
          Class A shares outstanding                                       49,870,924
          Class A net asset value per share                              $      11.76

          Class B net assets (millions)                                  $ 32,629,799
          Class B shares outstanding                                        2,775,048
          Class B net asset value per share                              $      11.76

          Class C net assets (millions)                                  $ 16,969,922
          Class C shares outstanding                                        1,443,208
          Class C net asset value per share                              $      11.76

            COMPARISON OF INVESTMENT OBJECTIVES, POLICIES AND RISKS


  This section describes the investment objectives, principal investment strategies and the key investment policies of the Funds, and certain noteworthy differences between such objectives, strategies and policies, as well as the risks associated with such objectives, strategies and policies. For a complete description of the Acquiring Fund's investment strategies, policies and risks, you should read the Fund Prospectus, which is included with this Proxy Statement/Prospectus.

ARE THERE ANY SIGNIFICANT DIFFERENCES BETWEEN THE INVESTMENT OBJECTIVES OF THE ACQUIRED FUNDS AND THE ACQUIRING FUND?

  The investment objective of each Acquired Fund is substantially similar, but not identical, to the investment objective of the Acquiring Fund. The Missouri Fund and the Oregon Fund (two of the Acquired Funds) seek as high a level of current income exempt from federal income tax and from the personal income tax in their respective states as is consistent with preservation of capital. Each of the Insured Fund (an Acquired Fund) and the USA Fund (the Acquiring Fund) seek as high a level of current interest income exempt from federal income tax as is available from municipal obligations as is consistent with prudent investment management and preservation of capital. Each Fund's investment objective is non-fundamental and may be changed without prior shareholder approval.

ARE THERE ANY SIGNIFICANT DIFFERENCES BETWEEN THE INVESTMENT STRATEGIES AND POLICIES OF THE ACQUIRED FUNDS AND THE ACQUIRING FUND?

  The investment strategies and policies of each Acquired Fund are substantially similar, but not identical, to the investment strategies and policies of the Acquiring Fund. Both the Missouri Fund and the Oregon Fund have adopted a fundamental investment policy to seek to achieve their investment objectives by investing at least 80% of their net assets in municipal securities that are exempt from federal income taxes, including the federal alternative minimum tax, and personal income taxes in their respective state. Likewise, the Insured Fund has adopted a fundamental investment policy to seek to achieve its investment objective by investing at least 80% of its net assets in municipal securities that are exempt from federal income taxes, including the federal alternative minimum tax. The Acquiring Fund has adopted a fundamental investment policy to seek to achieve its investment objective by investing at least 80% of its net assets in securities the income from which is exempt from federal income taxes, including the federal alternative minimum tax. A Fund may not change its fundamental investment policies and restrictions without prior shareholder approval. As a result, these fundamental investment policies for a Fund may not be changed without the approval of the lesser of (i) a majority of the outstanding shares of the Fund, or (ii) 67% or more of the shares present at a meeting of shareholders at which the holders of more than 50% of the outstanding shares are present or represented by proxy at the meeting ("Majority Vote").

  The most significant differences between the Acquired Funds and the Acquiring Fund are that (1) the Acquiring Fund does not have a state-specific investment mandate (relevant for the Missouri and the Oregon Funds) and therefore does not seek to provide income that is exempt from any particular state's personal income tax and (2) the Acquiring Fund does not have a mandate regarding "insured municipal securities." Insured municipal securities are debt securities issued by or on behalf of a state or territory, its agencies, instrumentalities, municipalities or other political sub-divisions, for which such issuers have obtained insurance for the payment of interest and principal (when due) to the bondholders. This insurance is designed to protect against certain risks (as described below) - the insurance, however, does not guarantee the market value of the insured municipal securities held in a Fund's portfolio and it does not guarantee the value of a shareholder's investment in a Fund. Each of the Acquired Funds has adopted a non-fundamental investment policy, which may be changed with prior notice to shareholders (no shareholder approval is required), to invest at least 80% of its net assets in insured municipal securities. The Acquiring Fund has not adopted such an investment policy. Although the Acquiring Fund may invest without limitation in insured municipal securities, such securities will typically not be a significant portion of the assets of the Acquiring Fund.

  Each of the Funds invests primarily in tax-exempt obligations, commonly known as municipal bonds, which are debt obligations issued by or on behalf of a state or territory, its agencies, instrumentalities, municipalities or other political sub-divisions. There are several different types of municipal bonds, including general obligation bonds, revenue bonds and municipal lease obligations. Each Acquired Fund may invest in general obligation and revenue bonds, as well as other tax-free municipal securities, provided that, under normal market conditions and after the application of insurance, at least 80% of the Acquired Fund's net assets are invested in insured municipal securities that, in the case of the Missouri and Oregon Funds, are rated at least AAA by Standard & Poor's Ratings Services ("S&P") or an equivalent rating by another nationally recognized statistical rating organization ("NRSRO"), and in the case of the Insured Fund, are rated in the top four quality grades by S&P or another NRSRO. In addition, at least 80% of the Acquired Fund's net assets must be invested in bonds that are fully insured by companies that must have at least a AAA-rated claims paying ability by S&P or an equivalent rating by another NRSRO. The Missouri and Oregon Funds do not invest in non-investment grade municipal securities, commonly referred to as high-yield securities. However, the Insured Fund may invest no more than 5% of its assets in high yield securities; this restriction applies at the time the Insured Fund purchases a security. In addition, the Acquired Funds may invest up to 20% of their total assets in non-insured municipal securities, and, with respect to the Missouri and Oregon Funds, such investments must be rated in the top four quality grades by an NRSRO or of equivalent quality, as determined by DMC. In addition, each of the Missouri and Oregon Funds may have up to 35% of its total assets in securities that have been downgraded to AA by S&P or Aa by Moody's Investors Services since each of those Funds initially purchased the securities.

  The Acquiring Fund does not have such limitations with respect to insured municipal securities; however, the Acquiring Fund does have limitations with respect to the credit quality of its portfolio securities. As a matter of non-fundamental policy, the Acquiring Fund will primarily invest in bonds rated in the top four rating categories by an NRSRO or bonds that are unrated, but which DMC, as the investment manager, determines to be of comparable quality. The Acquiring Fund may invest up to 20% of its net assets in high-yield, lower-rated fixed income securities. The quality limitation applies at the time of purchase.

  As a result of the Transactions, shareholders in an Acquired Fund, each of which invests primarily in insured municipal securities, would become shareholders in the Acquiring Fund, which does not primarily invest in insured municipal securities. Although the Acquiring Fund may invest without limitation in insured municipal securities, such securities will typically not be a significant portion of the assets of the Acquiring Fund.

  Each Fund may invest up to 20% of its assets in private activity or private placement bonds. Such securities are used to finance certain non-government activities, and the interest income from these securities is subject to the federal alternative minimum tax.

  Depending on market conditions and other factors, each of the Funds invests in securities with maturities of varying lengths. In general, each Fund maintains an average effective portfolio maturity of between 5 and 30 years.

  Each Fund has adopted a non-fundamental policy that prohibits the Fund from concentrating its investments in the securities of issuers primarily engaged in the same industry. Generally, this fundamental investment restriction prohibits a Fund from investing 25% or more of the value of the Fund's assets in securities of issuers in any one industry. Certain types of bonds and obligations are excluded from this restriction. In particular, the Funds' restrictions on industry concentration do not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt securities or certificates of deposit. In addition, each Fund may invest more than 25% of its total assets in certain sectors of the municipal bond market in circumstances in which other appropriate investments may be limited (e.g., housing, health care and utility). In addition, each Fund may invest more than 25% of its total assets in industrial development bonds and, with respect to the Insured Fund and the Acquiring Fund, in pollution control bonds.

  All of the Funds are "non-diversified" for purposes of the 1940 Act. Generally, a "diversified" investment company may not, with respect to 75% of its assets, invest more than 5% of its assets in any one issuer and may not own more than 10% of the outstanding voting securities of any one issuer. Because each Fund is non-diversified, it is not subject to these diversification requirements. Although the Funds are non-diversified for purposes of the 1940 Act, each Fund intends to meet the diversification requirements of a regulated investment company under Subchapter M of the Code. Under the Code, the Funds have the flexibility to invest as much as 50% of their assets in as few as two issuers, provided that no single issuer accounts for more than 25% of a Fund's portfolio. The remaining 50% of a Fund's assets must be diversified so that no more than 5% of a Fund's assets are invested in the securities of a single issuer.

  Each Fund may invest up to 25% of its assets in inverse floaters when the underlying bond is tax-exempt. Otherwise, each Fund's investments in taxable instruments, non-insured securities (for the Acquired Funds) and securities rated below investment grade (for the Insured and USA Funds), including inverse floaters on taxable bonds, are limited to 20% of the Fund's net assets. Inverse floaters are instruments with floating or variable interest rates that move in the opposite direction to short-term interest rates or interest rate indices.

  Each Fund may invest up to an aggregate of 20% of its net assets in futures, options and swaps, so long as each Fund's investments in these securities when aggregated with other taxable instruments, non-insured securities (for the Acquired Funds) and securities rated below investment grade do not exceed 20% of the Fund's net assets.

  The Funds may invest without limit in short-term, tax-exempt obligations on a temporary, defensive basis. When DMC, the Funds' investment manager, believes that unusual or adverse economic, market or other conditions warrant a more defensive posture, DMC may temporarily select investments for a Fund other than those investments that are the Fund's primary focus, including taxable investments. When investing in this manner a Fund may be unable to achieve its investment objective.

HOW DO THE FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUNDS DIFFER?

  The Funds have adopted identical fundamental investment policies. A Fund may not change any of its fundamental investment policies without a prior Majority Vote of its shareholders. The Acquiring Fund's fundamental investment restrictions are listed in the Acquiring Fund's Statement of Additional Information dated December 29, 2005 related to the Fund Prospectus, which is incorporated by reference into the Statement of Additional Information relating to this Prospectus/Proxy Statement and is available upon request.

WHAT ARE THE RISK FACTORS ASSOCIATED WITH INVESTMENTS IN THE FUNDS?

  Like all investments, an investment in any of the Funds involves risk. There is no assurance that the Funds will meet their investment objectives. A Fund's ability to achieve its objective will depend, among other things, on the portfolio managers' analytical and portfolio management skills. As with most investments in mutual funds, the best results are achieved when investments in the Funds are held for a number of years.

  The risks of investing in the Funds are basically the same as those of other investments in municipal securities of similar quality. Investments in the Funds are subject to several risks, which are summarized below.

  INTEREST RATE RISK. Interest rate risk is generally the most significant type of risk for the Funds. Interest rate risk is the risk that securities, and in particular bonds with longer maturities, will decrease in value if interest rates rise. These changes can be unpredictable, and, as such, the Funds will generally not try to increase return by aggressively capitalizing on interest rate changes. Each Fund seeks to manage this risk by adjusting the average maturity of the Fund's portfolio securities.

  INCOME RISK. Income risk is the risk that a Fund's income will decrease due to falling interest rates. Because a Fund can only distribute what it earns, a Fund's distributions to its shareholders may decline when interest rates fall.

  MARKET RISK. Market risk is the risk that a majority of securities in a certain market--such as bonds--will decline in value because of economic conditions, future expectations, or investor confidence. This risk may cause the price fluctuation of a security because of the changes in general economic and interest rate conditions that affect the bond market or municipal bond market as a whole. Additionally, all of the Funds may engage in transactions where payment occurs before the actual delivery of the security. Because the market price of the security may fluctuate during the time after payment but prior to delivery, a Fund assumes the risk that the value of the security at delivery may be less than the purchase price.

  CREDIT RISK. Credit risk is the possibility that an issuer of a debt security--or an entity that insures the debt security--will be unable to make interest payments on, and to pay the principal of, a security when due. A change in the credit risk associated with a particular debt security may cause a corresponding change in that security's price and, therefore, impact the Fund's net asset value. The purpose of insurance is to protect against credit risk. In the event of a default of an insured municipal security, the insurer is contractually required to make payments of interest and principal under the terms of the municipal security. To the extent that the Acquired Funds invest more of their assets in insured municipal securities or in securities that are more highly rated as compared to the Acquiring Fund, the Acquired Funds may be subject to less credit risk. There is no assurance, however, that the company insuring the payment of interest and principal when due to the bondholders will meet its obligations. Moreover, this insurance does not guarantee the market value of the insured municipal securities held in a Fund's portfolio and it does not guarantee the value of an investment in a Fund.

  CALL RISK. Call risk is the likelihood that a security will be prepaid (commonly referred to as being "called") before maturity. An issuer is more likely to call its bonds when interest rates are falling, because the issuer can issue new bonds with lower interest payments. If a bond is called, a Fund may have to replace it with a lower-yielding security. DMC takes this type of risk into consideration, and when appropriate, attempts to invest in bonds that protect investors against early prepayment.

  HIGH-YIELD BOND RISK. Investing in lower-rated, higher-risk bonds entails the risk of losing principal, which may be greater than the risk of principal loss associated with investment-grade bonds. In addition, the risk of default or price changes due to changes in the issuer's credit quality is greater with lower-rated securities. Issuers of lower-rated securities are typically in weaker financial health than issuers of higher-rated securities, and their ability to make interest payments or repay principal is less certain. The market prices of lower-rated, high-yield securities may fluctuate more than higher-rated securities and may decline significantly in periods of general or regional economic difficulty. High-yield securities may also not trade as frequently, and when they do trade, their prices may be significantly higher or lower than expected. Thus, high-yield securities may be less liquid and more volatile than higher-quality securities.

  The Missouri and Oregon Funds may not invest in such high-yield bonds and the Insured Fund limits its investments to no more than 5% of its net assets in such high-yield bonds. However, the Acquiring Fund may invest up to 20% of its net assets in such securities, subject to the minimum quality limitations as described in the section entitled "Are there any significant differences between the investment strategies and policies of the Acquired Funds and the Acquiring Fund?" above. To the extent that the Acquiring Fund invests in such high-yield bonds, the Acquiring Fund may be subject to greater risks associated with such investments, such as the loss of principal, credit risk, liquidity risk and volatility, as compared to the Acquired Funds.

  SECTOR RISK. Sector risk is the risk that the value of securities in a particular sector will decline because of changing expectations for the performance of that sector. Although the Funds have a fundamental policy that prohibits concentration in any one industry, each Fund under certain circumstances, as described above, is permitted to invest more than 25% of its assets in debt securities of issuers within a single segment, or sector, of the bond market. To the extent that a Fund invests in this manner, the Fund may have a greater exposure to risks associated with that particular segment of the bond market.

  GEOGRAPHIC CONCENTRATION RISK. Largely because of tax avoidance considerations, the Missouri and Oregon Funds typically invest primarily in debt obligations issued by their respective states and, therefore, events in that state are likely to affect such Fund's investments and performance. These events may include economic or political policy changes; tax base erosion; state constitutional limits on tax increases; budget deficits and other financial difficulties; and changes in the ratings assigned to municipal issuers within that state.

  DIVERSIFICATION. Because each Fund is non-diversified (as described above), each Fund may be more susceptible than a fully diversified fund to adverse economic, political, business, or regulatory developments affecting a single issuer, industry, or economic sector. This, in turn, can affect the Fund's net asset value.

  LIQUIDITY RISK. Liquidity risk is the possibility that securities cannot be readily sold within seven days at approximately the price the Fund values them. Each Fund limits its exposure to illiquid securities to no more than 15% of the Fund's net assets.

  ALTERNATIVE MINIMUM TAX RISK. Each Fund may invest up to 20% of its assets in bonds whose income is subject to the federal alternative minimum tax. If a Fund invests in bonds whose income is subject to an alternative minimum tax, that portion of the Fund's distributions would be taxable for shareholders who are subject to this tax.

WHAT VOTE IS NECESSARY TO APPROVE THE PLANS?

  REQUIRED VOTE. Provided that "Quorum" requirements (as defined below) have been satisfied, each Plan must be approved by the affirmative vote of the lesser of (1) more than 50% of the outstanding voting securities of the applicable Acquired Fund; or (2) 67% or more of the voting securities of the applicable Acquired Fund present at the Meeting if the holders of more than 50% of the Acquired Fund's outstanding voting securities are present or represented by proxy. With respect to each Acquired Fund, "Quorum" means one-third (33 1/3%) of the shares entitled to vote at the Meeting are present in person or represented by proxy at the Meeting.

                        MORE INFORMATION ABOUT THE FUNDS


  ADMINISTRATION, TRANSFER AGENCY AND FUND ACCOUNTING SERVICES. Delaware Service Company, Inc. ("DSC"), 2005 Market Street, Philadelphia, Pennsylvania 19103, an affiliate of DMC, acts as the administrator and shareholder servicing, dividend disbursing and transfer agent for each Fund and for other mutual funds in the Delaware Companies. DSC also provides fund accounting services to each Fund. Those services include performing all functions related to calculating each Fund's net asset value and providing all financial reporting services, regulatory compliance testing and other related accounting services. For its transfer agency, shareholder services, fund accounting and administration services, DSC is paid fees by each Fund according to fee schedules that are the same for each retail fund in the Delaware Companies. These fees are charged to each Fund on a pro rata basis.

  CUSTODIAL SERVICES. Mellon Bank, N.A., is the custodian of the securities and other assets of the Missouri and Oregon Funds. The main office of Mellon Bank, N.A. is One Mellon Center, Pittsburgh, PA 15258. JPMorgan Chase Bank serves as custodian of the securities and other assets of the Insured Fund and the Acquiring Fund. The main office of JPMorgan Chase Bank is 4 Chase Metrotech Center, Brooklyn, NY 11245.

  ADDITIONAL INFORMATION. More information about the Acquiring Fund is included in (i) the Fund Prospectus, which is included with and considered a part of this Proxy Statement/Prospectus, (ii) its Statement of Additional Information dated December 29, 2005 related to the Fund Prospectus; (iii) the supplement, dated January 3, 2006, to its Statement of Additional Information, (iv) its Annual Report to Shareholders for the year ended August 31, 2005 ("Annual Report"), (v) its Semi-Annual Report to Shareholders for the period ended February 28, 2006, when available ("Semi-Annual Report"), and (vi) the Statement of Additional Information dated April 21, 2006 (relating to this Proxy Statement/ Prospectus), which is incorporated by reference herein. You may request free copies of the Statements of Additional Information (including any supplements), the Annual Report and/or the Semi-Annual Report, which have been filed with the SEC, by calling 1-800-523-1918 or by writing to the Trusts at
Attention: Account Services, 2005 Market Street, Philadelphia, PA 19103.

  This Proxy Statement/Prospectus, which constitutes part of a Registration Statement filed by the Acquiring Fund with the SEC under the Securities Act of 1933, as amended, omits certain of the information contained in such Registration Statement. Reference is hereby made to the Registration Statement and to the exhibits and amendments thereto for further information with respect to the Acquiring Fund and the shares it offers. Statements contained herein concerning the provisions of documents are necessarily summaries of such documents, and each such statement is qualified in its entirety by reference to the copy of the applicable document filed with the SEC.

  Each Fund also files proxy materials, reports, and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act. These materials can be inspected and copied at the public reference facilities maintained by the SEC, 100 F Street, N.E., Room 1580, Washington, D.C. 20549. Also, copies of such material can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549, at prescribed rates or from the SEC's Internet site at www.sec.gov. To request information regarding the Funds, you may also send an e-mail to the SEC at publicinfo@sec.gov.

                               VOTING INFORMATION

HOW WILL THE SHAREHOLDER VOTING BE HANDLED?

  Only shareholders of record of the Acquired Funds at the close of business on April 7, 2006 (the "Record Date") will be entitled to notice of and to vote at the Meeting on the matters described in this Proxy Statement/Prospectus, and will be entitled to one vote for each full share and a fractional vote for each fractional share that they hold. If sufficient votes to approve a Sub-Proposal on behalf of an Acquired Fund are not received by the date of the Meeting, the Meeting with respect to that Sub-Proposal may be adjourned to permit further solicitations of proxies. The holders of a majority of shares of an Acquired Fund entitled to vote on a Proposal at the Meeting present in person or by proxy (whether or not sufficient to constitute a Quorum) may adjourn the Meeting as to that Fund for that Sub-Proposal. The Meeting as to one or more Acquired Funds may also be adjourned by the Chairperson of the Meeting. Any adjournment may be with respect to one or more Sub-Proposals, but not necessarily for all Sub-Proposals. It is anticipated that the persons named as proxies on the enclosed proxy cards will use the authority granted to them to vote on adjournment in their discretion.

  Abstentions and broker non-votes will be included for purposes of determining whether a Quorum is present at the Meeting for a particular matter, and will have the same effect as a vote "against" a Sub-Proposal. Broker non-votes are proxies from brokers or nominees indicating that such persons have not received voting instructions from the beneficial owner or other person entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power.

HOW DO I ENSURE MY VOTE IS ACCURATELY RECORDED?

  You may attend the Meeting and vote in person. You may also vote by completing, signing and returning the enclosed proxy card in the enclosed postage paid envelope, or by telephone or through the Internet. If you return your signed proxy card or vote by telephone or through the Internet, your votes will be officially cast at the Meeting by the persons appointed as proxies. A proxy card is, in essence, a ballot. If you simply sign and date the proxy card but give no voting instructions, your shares will be voted in favor of the Sub-Proposals on which you are entitled to vote and in accordance with the views of management upon any unexpected matters that come before the Meeting or adjournment of the Meeting. If your shares are held of record by a broker-dealer and you wish to vote in person at the Meeting, you should obtain a Legal Proxy from your broker of record and present it at the Meeting.

MAY I REVOKE MY PROXY?

  Shareholders may revoke their proxy at any time before it is voted by sending a written notice to the applicable Trust expressly revoking their proxy, by signing and forwarding to the applicable Trust a later-dated proxy, or by attending the Meeting and voting in person. If your shares are held in the name of your broker, you will have to make arrangements with your broker to revoke a previously executed proxy.

WHAT OTHER MATTERS WILL BE VOTED UPON AT THE MEETING?

  The Boards of the Trusts do not intend to bring any matters before the Meeting with respect to the Acquired Funds other than those described in this Proxy Statement/Prospectus. The Boards are not aware of any other matters to be brought before the Meeting with respect to the Acquired Funds by others. If any other matter legally comes before the Meeting, proxies for which discretion has been granted will be voted in accordance with the views of management.

WHO IS ENTITLED TO VOTE?

  Only shareholders of record on the Record Date will be entitled to vote at the Meeting. The outstanding shares of the Acquired Funds entitled to vote as of the Record Date are set forth in the table below.


FUND
----                                                NUMBER OF SHARES OUTSTANDING
                                                    ----------------------------
DELAWARE INVESTMENTS MUNICIPAL TRUST
 Delaware Tax-Free Missouri Insured Fund                    4,733,710.947
 Delaware Tax-Free Oregon Insured Fund                      4,277,695.069

DELAWARE GROUP TAX-FREE FUND
 Delaware Tax-Free Insured Fund                             5,278,509.151


WHAT OTHER SOLICITATIONS WILL BE MADE?

  This proxy solicitation is being made by the Boards of the Trusts for use at the Meeting. The cost of this proxy solicitation will be shared as set forth below. In addition to solicitation by mail, solicitations also may be made by advertisement, telephone, telegram, facsimile transmission or other electronic media, or personal contacts. The Trusts will request broker-dealer firms, custodians, nominees and fiduciaries to forward proxy materials to the beneficial owners of the shares of record. The Trusts may reimburse broker-dealer firms, custodians, nominees and fiduciaries for their reasonable expenses incurred in connection with such proxy solicitation. In addition to solicitations by mail, officers and employees of each Trust and Delaware Management Business Trust, without extra pay, may conduct additional solicitations by telephone, telecopy and personal interviews. The Trusts have engaged Computershare Fund Services, Inc. ("Computershare") to solicit proxies from brokers, banks, other institutional holders and individual shareholders at an anticipated cost of approximately $26,159, including out of pocket expenses, which will be borne as described below. Fees and expenses may be greater depending on the effort necessary to obtain shareholder votes. The Trusts have also agreed to indemnify Computershare against certain liabilities and expenses, including liabilities under the federal securities laws. The Trusts expect that the solicitations will be primarily by mail, but also may include telephone, telecopy or oral solicitations.

  As the Meeting date approaches, certain shareholders of each Acquired Fund may receive a telephone call from a representative of Computershare if their votes have not yet been received. Proxies that are obtained telephonically will be recorded in accordance with the procedures described below. These procedures are designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined.

  In all cases where a telephonic proxy is solicited, the Computershare representative is required to ask for each shareholder's full name and address, or the zip code or employer identification number, and to confirm that the shareholder has received the proxy materials in the mail. If the shareholder is a corporation or other entity, the Computershare representative is required to ask for the person's title and confirmation that the person is authorized to direct the voting of the shares. If the information solicited agrees with the information provided to Computershare, then the Computershare representative has the responsibility to explain the process, read the Proposal (including the Sub-Proposals) listed on the proxy card and ask for the shareholder's instructions on each Sub-Proposal. Although the Computershare representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than to read any recommendation set forth in this Proxy Statement/ Prospectus. Computershare will record the shareholder's instructions on the card. Within 72 hours, the shareholder will be sent a letter or mailgram to confirm his or her vote and asking the shareholder to call Computershare immediately if his or her instructions are not correctly reflected in the confirmation.

WHO WILL PAY THE EXPENSES OF THE SUB-PROPOSALS?

  The total costs of the Transactions between: (i) the Missouri Fund and the USA Fund, (ii) the Oregon Fund and the USA Fund, and (iii) the Insured Fund and the USA Fund are estimated to be $44,913, $43,503 and $45,861, respectively. The costs of each Transaction, including the costs of soliciting proxies in connection with the Meeting, will be shared by the following parties in the percentages indicated: 33.33% by the Acquired Fund, 33.33% by the Acquiring Fund, and 33.34% by DMC.

HOW DO I SUBMIT A SHAREHOLDER PROPOSAL?

  Neither Trust is required to, and they do not intend to, hold regular annual shareholders' meetings. A shareholder wishing to submit a proposal for consideration for inclusion in a proxy statement for the next shareholders' meeting should send his or her written proposal to the offices of the appropriate Trust, directed to the attention of its Secretary, at the address of its principal executive office printed on the first page of this Proxy Statement/Prospectus, so that it is received within a reasonable time before any such meeting. The inclusion and/or presentation of any such proposal is subject to the applicable requirements of the proxy rules under the Securities Exchange Act of 1934. Submission of a proposal by a shareholder does not guarantee that the proposal will be included in a Trust's proxy statement or presented at the meeting.

                          PRINCIPAL HOLDERS OF SHARES


  On the Record Date, the officers and Trustees of each Trust, as a group, owned less than 1% of the outstanding voting shares of any Fund, or class thereof, of that Trust.

  To the best knowledge of the Trusts, as of the Record Date, no person, except as set forth in the table at Exhibit C, owned of record 5% or more of the outstanding shares of any class of the Acquired Funds and the Acquiring Fund. Except as noted therein, the Trusts have no knowledge of beneficial ownership.

                     EXHIBITS TO PROXY STATEMENT/PROSPECTUS

EXHIBIT

A Form of Agreement and Plan of Reorganization between Delaware Investments Municipal Trust, on behalf of the [Missouri Fund] [Oregon Fund], and Delaware Group Tax-Free Fund, on behalf of the USA Fund

B Form of Plan of Reorganization by Delaware Group Tax-Free Fund (on behalf of the Insured Fund and the USA Fund)

C    Principal Holders of Shares

         OTHER DOCUMENTS INCLUDED WITH THIS PROXY STATEMENT/PROSPECTUS

   o Prospectus of Delaware Tax-Free USA Fund dated December 29, 2005, as supplemented to date.

                                                                      EXHIBIT A

              FORM OF AGREEMENT AND PLAN OF REORGANIZATION BETWEEN
     DELAWARE INVESTMENTS MUNICIPAL TRUST, ON BEHALF OF THE [MISSOURI FUND]
                [OREGON FUND], AND DELAWARE GROUP TAX-FREE FUND,
                           ON BEHALF OF THE USA FUND

  This AGREEMENT AND PLAN OF REORGANIZATION (this "Agreement"), made as of this ___ day of _____ 2006, by and between Delaware Group Tax-Free Fund, a statutory trust created under the laws of the State of Delaware, with its principal place of business at 2005 Market Street, Philadelphia, Pennsylvania 19103, on behalf of its series, Delaware Tax-Free USA Fund ("Acquiring Fund"), and Delaware Investments Municipal Trust, a statutory trust created under the laws of the State of Delaware, with its principal place of business also at 2005 Market Street, Philadelphia, Pennsylvania 19103, on behalf of its series, Delaware Tax-Free [Missouri][Oregon] Insured Fund ("Acquired Fund").

                             PLAN OF REORGANIZATION

  The reorganization (hereinafter referred to as the "Plan") will consist of:
(i) the acquisition by Delaware Group Tax-Free Fund on behalf of Acquiring Fund of substantially all of the property, assets and goodwill of Acquired Fund in exchange solely for (a) shares of beneficial interest, without par value, of Acquiring Fund - Class A ("Acquiring Fund Class A Shares"),
(b) shares of beneficial interest, without par value, of Acquiring Fund - Class B ("Acquiring Fund Class B Shares"), and (c) shares of beneficial interest, without par value, of Acquiring Fund - Class C ("Acquiring Fund Class C Shares"); (ii) the distribution of (a) Acquiring Fund Class A shares to the holders of Acquired Fund - Class A Shares ("Acquired Fund Class A Shares"), (b) Acquiring Fund Class B Shares to the holders of Acquired Fund - Class B Shares ("Acquired Fund Class B Shares"), and (c) Acquiring Fund Class C Shares to the holders of Acquired Fund - Class C Shares ("Acquired Fund Class C Shares"), according to their respective interests in complete liquidation of Acquired Fund; and (iii) the dissolution of Acquired Fund as soon as practicable after the closing (as referenced in Section 3 hereof, hereinafter called the "Closing"), all upon and subject to the terms and conditions of this Agreement hereinafter set forth.

                                   AGREEMENT

  In order to consummate the Plan and in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:

  1. SALE AND TRANSFER OF ASSETS, LIQUIDATION AND DISSOLUTION OF ACQUIRED FUND

   (a) Subject to the terms and conditions of this Agreement, and in reliance on the representations and warranties of Delaware Group Tax-Free Fund herein contained, and in consideration of the delivery by Delaware Group Tax-Free Fund of the number of its shares of beneficial interest of Acquiring Fund hereinafter provided, Delaware Investments Municipal Trust, on behalf of Acquired Fund, agrees that it will sell, convey, transfer and deliver to Delaware Group Tax-Free Fund, on behalf of Acquiring Fund, at the Closing provided for in Section 3, all of the then existing assets of Acquired Fund as of the close of business (which hereinafter shall be, unless otherwise noted, the regular close of business of the New York Stock Exchange, Inc. ("NYSE")) ("Close of Business") on the valuation date (as defined in Section 3 hereof, hereinafter called the "Valuation Date"), free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders' rights of redemption and such restrictions as might arise under the Securities Act of 1933, as amended (the "1933 Act"), with respect to privately placed or otherwise restricted securities that Acquired Fund may have acquired in the ordinary course of business), except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary (1) to pay Acquired Fund's costs and expenses of carrying out this Agreement (including, but not limited to, fees of counsel and accountants, and expenses of its liquidation and dissolution contemplated hereunder), which costs and expenses shall be established on the books of Acquired Fund as liability reserves, (2) to discharge all of Acquired Fund's Liabilities (as defined below) on its books at the Close of Business on the Valuation Date including, but not limited to, its income dividends and capital gains distributions, if any, payable for any period prior to, and through, the Close of Business on the Valuation Date, and
(3) to pay such contingent liabilities as the trustees of Delaware Investments Municipal Trust shall reasonably deem to exist against Acquired Fund, if any, at the Close of Business on the Valuation Date, for which contingent and other appropriate liability reserves shall be established on the books of Acquired Fund (hereinafter "Net Assets"). Delaware Investments Municipal Trust, on behalf of Acquired Fund, shall also retain any and all rights that it may have over and against any person that may have accrued up to and including the Close of Business on the Valuation Date. Delaware Investments Municipal Trust agrees to use commercially reasonable efforts to identify all of Acquired Fund's liabilities, debts, obligations and duties of any nature, whether accrued, absolute, contingent or otherwise ("Liabilities") prior to the Valuation Date and to discharge all such known Liabilities on or prior to the Valuation Date. In no event will Acquiring Fund assume or otherwise be responsible for any Liabilities of the Acquired Fund.

   (b) Subject to the terms and conditions of this Agreement, and in reliance on the representations and warranties of Delaware Investments Municipal Trust on behalf of Acquired Fund herein contained, and in consideration of such sale, conveyance, transfer, and delivery, Delaware Group Tax-Free Fund agrees at the Closing to deliver to Delaware Investments Municipal Trust on behalf of Acquired Fund: (i) the number of Acquiring Fund Class A Shares determined by dividing the net asset value per share of Acquired Fund Class A Shares as of the Close of Business on the Valuation Date by the net asset value per share of Acquiring Fund Class A Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding Acquired Fund Class A Shares as of Close of Business on the Valuation Date; (ii) the number of Acquiring Fund Class B Shares determined by dividing the net asset value per share of Acquired Fund Class B Shares as of Close of Business on the Valuation Date by the net asset value per share of Acquiring Fund Class B Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding Acquired Fund Class B Shares as of Close of Business on the Valuation Date; and (iii) the number of Acquiring Fund Class C Shares determined by dividing the net asset value per share of Acquired Fund Class C Shares as of Close of Business on the Valuation Date by the net asset value per share of Acquiring Fund Class C Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding Acquired Fund Class C Shares as of Close of Business on the Valuation Date. All such values shall be determined in the manner and as of the time set forth in Section 2 hereof.

   (c) As soon as practicable following the Closing, Delaware Investments Municipal Trust shall dissolve Acquired Fund and distribute pro rata to Acquired Fund's shareholders of record as of the Close of Business on the Valuation Date, the shares of beneficial interest of Acquiring Fund received by Acquired Fund pursuant to this Section 1. Such dissolution and distribution shall be accomplished by the establishment of accounts on the share records of Acquiring Fund of the type and in the amounts due such shareholders pursuant to this Section 1 based on their respective holdings of shares of Acquired Fund as of the Close of Business on the Valuation Date. Fractional shares of beneficial interest of Acquiring Fund shall be carried to the third decimal place. No certificates representing shares of beneficial interest of Acquiring Fund will be issued to shareholders of Acquired Fund Shares irrespective of whether such shareholders hold their shares in certificated form.

   (d) At the Closing, each outstanding certificate that, prior to Closing, represented shares of beneficial interest of Acquired Fund, shall be cancelled and shall no longer be evidence ownership.

   (e) At the Closing, each shareholder of record of Acquired Fund as of the record date (the "Distribution Record Date") with respect to any unpaid dividends and other distributions that were declared prior to the Closing, including any dividend or distribution declared pursuant to Section 9(e) hereof, shall have the right to receive such unpaid dividends and distributions with respect to the shares of Acquired Fund that such person had on such Distribution Record Date.

  2. VALUATION

   (a) The value of Acquired Fund's Net Assets to be acquired by Acquiring Fund hereunder shall be computed as of Close of Business on the Valuation Date using the valuation procedures set forth in Acquired Fund's currently effective prospectus and statement of additional information.

   (b) The net asset value of a share of beneficial interest of Acquiring Fund Class A Shares, Acquiring Fund Class B Shares and Acquiring Fund Class C Shares shall be determined to the nearest full cent as of the Close of Business on the Valuation Date using the valuation procedures set forth in Acquiring Fund's currently effective prospectus and statement of additional information.

   (c) The net asset value of a share of beneficial interest of Acquired Fund Class A Shares, Acquired Fund Class B Shares and Acquired Fund Class C Shares shall be determined to the nearest full cent as of the Close of Business on the Valuation Date, using the valuation procedures as set forth in Acquired Fund's currently effective prospectus and statement of additional information.

  3. CLOSING AND VALUATION DATE

  The Valuation Date shall be _______, 2006, or such later date as the parties may mutually agree. The Closing shall take place at the principal office of Delaware Group Tax-Free Fund, 2005 Market Street, Philadelphia, Pennsylvania 19103 at approximately [9:00 a.m.], Eastern Time, on the first business day following the Valuation Date. Notwithstanding anything herein to the contrary, in the event that on the Valuation Date (a) the NYSE shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of Delaware Group Tax-Free Fund or Delaware Investments Municipal Trust, accurate appraisal of the value of the net assets of Acquired Fund or Acquiring Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption, reporting shall have been restored and accurate appraisal of the value of the net assets of Acquired Fund and Acquiring Fund is practicable in the judgment of Delaware Group Tax-Free Fund and Delaware Investments Municipal Trust. Delaware Investments Municipal Trust shall have provided for delivery as of the Closing of those Net Assets of Acquired Fund to be transferred to Delaware Group Tax-Free Fund's Custodian, JPMorgan Chase Bank, 4 Chase Metrotech Center, Brooklyn, New York, 11245. Also, Delaware Investments Municipal Trust shall deliver at the Closing a list (which may be in electronic form) of names and addresses of the shareholders of record of its Acquired Fund Shares, and the number of full and fractional shares of beneficial interest of such classes owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates and which by book-entry accounts, all as of the Close of Business on the Valuation Date, certified by its transfer agent, or by its President or Vice-President to the best of their knowledge and belief. Delaware Group Tax-Free Fund shall issue and deliver a certificate or certificates evidencing the shares of Acquiring Fund to be delivered at the Closing to said transfer agent registered in such manner as Delaware Investments Municipal Trust may request, or provide evidence satisfactory to Delaware Investments Municipal Trust in such manner as Delaware Investments Municipal Trust may request that such shares of beneficial interest of Acquiring Fund have been registered in an open account on the books of Acquiring Fund.

  4. REPRESENTATIONS AND WARRANTIES BY DELAWARE INVESTMENTS MUNICIPAL TRUST

  Delaware Investments Municipal Trust represents and warrants to Delaware Group Tax-Free Fund that:

   (a) Delaware Investments Municipal Trust is a statutory trust created under the laws of the State of Delaware on October 26, 2004, and is validly existing and in good standing under the laws of that State. Delaware Investments Municipal Trust, of which Acquired Fund is a separate series, is duly registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. Such registration is in full force and effect as of the date hereof and will be in full force and effect as of the Closing and all of its shares sold have been sold pursuant to an effective registration statement filed under the 1933 Act, except for any shares sold pursuant to the private offering exemption for the purpose of raising initial capital.

   (b) Delaware Investments Municipal Trust is authorized to issue an unlimited number of shares of beneficial interest of Acquired Fund, with no par value. Each outstanding share of Acquired Fund is validly issued, fully paid, non-assessable and has full voting rights.

   (c) The financial statements appearing in Acquired Fund Annual Report to Shareholders for the fiscal year ended August 31, 2005, audited by Ernest & Young, LLP, copies of which have been delivered to Delaware Group Tax-Free Fund, and any unaudited financial statements, copies of which may be furnished to Delaware Group Tax-Free Fund, fairly present the financial position of Acquired Fund as of the date indicated, and the results of its operations for the period indicated, in conformity with generally accepted accounting principles applied on a consistent basis.

   (d) The books and records of Acquired Fund made available to Delaware Group Tax-Free Fund and/or its counsel are true and correct in all material respects and contain no material omissions with respect to the business and operations of Acquired Fund.

   (e) The statement of assets and liabilities to be furnished by Delaware Investments Municipal Trust as of the Close of Business on the Valuation Date for the purpose of determining the number of shares of beneficial interest of Acquiring Fund to be issued pursuant to Section 1 hereof will accurately reflect the Net Assets of Acquired Fund and outstanding shares of beneficial interest, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

   (f) At the Closing, it will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in subsection (e) above, free and clear of all liens or encumbrances of any nature whatsoever except such restrictions as might arise under the 1933 Act with respect to privately placed or otherwise restricted securities that it may have acquired in the ordinary course of business and such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

   (g) Delaware Investments Municipal Trust has the necessary trust power and authority to conduct its business and the business of Acquired Fund as such businesses are now being conducted.

   (h) Delaware Investments Municipal Trust is not a party to or obligated under any provision of its Agreement and Declaration of Trust, By-Laws, or any material contract or any other material commitment or obligation, and is not subject to any order or decree that would be violated by its execution of or performance under this Agreement.

   (i) Delaware Investments Municipal Trust has full trust power and authority to enter into and perform its obligations under this Agreement, subject to approval of this Agreement by Acquired Fund's shareholders. Except as provided in the immediately preceding sentence, the execution, delivery and performance of this Agreement have been validly authorized, and this Agreement constitutes its legal, valid and binding obligation enforceable against it in accordance with its terms, subject as to enforcement to the effect of bankruptcy, insolvency, reorganization, arrangement among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditor's rights and to general equity principles.

   (j) Neither Delaware Investments Municipal Trust nor Acquired Fund is under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Internal Revenue Code of 1986, as amended (the "Code").

   (k) Delaware Investments Municipal Trust does not have any unamortized or unpaid organizational fees or expenses.

   (l) Delaware Investments Municipal Trust has elected to treat Acquired Fund as a regulated investment company ("RIC") for federal income tax purposes under Part I of Subchapter M of the Code, Acquired Fund is a "fund" as defined in Section 851(g)(2) of the Code, has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing, and consummation of the transactions contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing.

  5. REPRESENTATIONS AND WARRANTIES BY DELAWARE GROUP TAX-FREE FUND

  Delaware Group Tax-Free Fund represents and warrants to Delaware Investments Municipal Trust that:

   (a) Delaware Group Tax-Free Fund is a statutory trust created under the laws of the State of Delaware on December 17, 1998, and is validly existing and in good standing under the laws of that State. Delaware Group Tax-Free Fund, of which Acquiring Fund is a separate series of shares, is duly registered under the 1940 Act as an open-end, management investment company, such registration is in full force and effect as of the date hereof or will be in full force and effect as of the Closing and all of its shares sold have been sold pursuant to an effective registration statement filed under the 1933 Act, except for any shares sold pursuant to the private offering exemption for the purpose of raising initial capital.

   (b) Delaware Group Tax-Free Fund is authorized to issue an unlimited number of shares of beneficial interest, without par value, of Acquiring Fund. Each outstanding share of Acquiring Fund is fully paid, non-assessable and has full voting rights. The shares of beneficial interest of Acquiring Fund to be issued pursuant to Section 1 hereof will, upon their issuance, be validly issued and fully paid and non-assessable and have full voting rights.

   (c) At the Closing, each class of shares of beneficial interest of Acquiring Fund to be issued pursuant to this Agreement will be eligible for offering to the public in those states of the United States and jurisdictions in which the corresponding class of shares of Acquired Fund are presently eligible for offering to the public, and there are an unlimited number of shares registered under the 1933 Act such that there is a sufficient number of such shares to permit the transfers contemplated by this Agreement to be consummated.

   (d) The statement of assets and liabilities of Acquiring Fund to be furnished by Delaware Group Tax-Free Fund as of the Close of Business on the Valuation Date for the purpose of determining the number of shares of beneficial interest of Acquiring Fund to be issued pursuant to Section 1 hereof will accurately reflect the net assets of Acquiring Fund and outstanding shares of beneficial interest, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

   (e) At the Closing, Delaware Group Tax-Free Fund will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in subsection (d) above, free and clear of all liens or encumbrances of any nature whatsoever except such restrictions as might arise under the 1933 Act with respect to privately placed or otherwise restricted securities that it may have acquired in the ordinary course of business and such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

   (f) Delaware Group Tax-Free Fund has the necessary trust power and authority to conduct its business and the business of Acquiring Fund as such businesses are now being conducted.

   (g) Delaware Group Tax-Free Fund is not a party to or obligated under any provision of its Agreement and Declaration of Trust, By-Laws, or any material contract or any other material commitment or obligation, and is not subject to any order or decree that would be violated by its execution of or performance under this Agreement.

   (h) Delaware Group Tax-Free Fund has full trust power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement have been validly authorized, and this Agreement constitutes its legal, valid and binding obligation enforceable against it in accordance with its terms, subject, as to enforcement, to the effect of bankruptcy, insolvency reorganization, arrangements among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditors rights and to general equity principles.

   (i) Neither Delaware Group Tax-Free Fund nor Acquiring Fund is under the jurisdiction of a Court in a Title 11 or similar case within the meaning of
Section 368(a)(3)(A) of the Code.

   (j) The books and records of Acquiring Fund made available to Delaware Investments Municipal Trust and/or its counsel are true and correct in all material respects and contain no material omissions with respect to the business and operations of Acquiring Fund.

   (k) Delaware Group Tax-Free Fund has elected to treat Acquiring Fund as a regulated investment company ("RIC") for federal income tax purposes under
Part I of Subchapter M of the Code, Acquiring Fund is a "fund" as defined in
Section 851(g)(2) of the Code, has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing, and consummation of the transactions contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing.

  6. REPRESENTATIONS AND WARRANTIES BY DELAWARE INVESTMENTS MUNICIPAL TRUST AND DELAWARE GROUP TAX-FREE FUND

  Delaware Investments Municipal Trust and Delaware Group Tax-Free Fund each represents and warrants to the other that:

   (a) Except as discussed in its currently effective prospectus, there are no legal, administrative or other proceedings or investigations against it, or, to its knowledge, threatened against it, that would materially affect its financial condition or its ability to consummate the transactions contemplated by this Agreement. It is not charged with or, to its knowledge, threatened with, any violation or investigation of any possible violation of any provisions of any federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

   (b) There are no known actual or proposed deficiency assessments with respect to any taxes payable by it.

   (c) It has duly and timely filed, on behalf of Acquired Fund or Acquiring Fund, as appropriate, all Tax (as defined below) returns and reports (including information returns), which are required to be filed by such Acquired Fund or Acquiring Fund, and all such returns and reports accurately state the amount of Tax owed for the periods covered by the returns, or, in the case of information returns, the amount and character of income required to be reported by such Acquired Fund or Acquiring Fund. On behalf of Acquired Fund or Acquiring Fund, as appropriate, it has paid or made provision and properly accounted for all Taxes (as defined below) due or properly shown to be due on such returns and reports. The amounts set up as provisions for Taxes in the books and records of Acquired Fund or Acquiring Fund, as appropriate, as of the Close of Business on the Valuation Date will, to the extent required by generally accepted accounting principles, be sufficient for the payment of all Taxes of any kind, whether accrued, due, absolute, contingent or otherwise, which were or which may be payable by Acquired Fund or Acquiring Fund, as appropriate, for any periods or fiscal years prior to and including the Close of Business on the Valuation Date, including all Taxes imposed before or after the Close of Business on the Valuation Date that are attributable to any such period or fiscal year. No return filed by it, on behalf of Acquired Fund or Acquiring Fund, as appropriate, is currently being audited by the Internal Revenue Service or by any state or local taxing authority. As used in this Agreement, "Tax" or "Taxes" means all federal, state, local and foreign (whether imposed by a country or political subdivision or authority thereunder) income, gross receipts, excise, sales, use, value added, employment, franchise, profits, property, ad valorem or other taxes, stamp taxes and duties, fees, assessments or charges, whether payable directly or by withholding, together with any interest and any penalties, additions to tax or additional amounts imposed by any taxing authority (foreign or domestic) with respect thereto. To its knowledge, there are no levies, liens or encumbrances relating to Taxes existing, threatened or pending with respect to the assets of Acquired Fund or Acquiring Fund, as appropriate.

   (d) All information provided to Delaware Investments Municipal Trust by Delaware Group Tax-Free Fund, and by Delaware Investments Municipal Trust to Delaware Group Tax-Free Fund, for inclusion in, or transmittal with, the Combined

Proxy Statement and Prospectus with respect to this Agreement pursuant to which approval of Acquired Fund's shareholders will be sought, shall not contain any untrue statement of a material fact, or omit to state a material fact required to be stated therein in order to make the statements made therein, in light of the circumstances under which they were made, not misleading.

   (e) Except in the case of Delaware Investments Municipal Trust with respect to the approval of Acquired Fund's shareholders of the Agreement, no consent, approval, authorization or order of any court or governmental authority, or of any other person or entity, is required for the consummation of the transactions contemplated by this Agreement, except as may be required by the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act, or state securities laws or Delaware statutory trust laws (including, in the case of each of the foregoing, the rules and regulations thereunder).

  7. COVENANTS OF DELAWARE INVESTMENTS MUNICIPAL TRUST

   (a) Delaware Investments Municipal Trust covenants to operate the business of Acquired Fund as presently conducted between the date hereof and the Closing.

   (b) Delaware Investments Municipal Trust undertakes that Acquired Fund will not acquire the shares of beneficial interest of Acquiring Fund for the purpose of making distributions thereof other than to Acquired Fund's shareholders.

   (c) Delaware Investments Municipal Trust covenants that by the Closing, all of Acquired Fund's federal and other Tax returns and reports required by law to be filed on or before such date shall have been filed and all federal and other Taxes shown as due on said returns either shall have been paid or adequate liability reserves shall have been provided for the payment of such Taxes.

   (d) Delaware Investments Municipal Trust will at the Closing provide Delaware Group Tax-Free Fund with:

       (1) A statement of the respective tax basis of all investments to be transferred by Acquired Fund to Acquiring Fund.

       (2) A copy (which may be in electronic form) of the shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with Acquired Fund with respect to each shareholder, for all of the shareholders of record of Acquired Fund's shares as of the Close of Business on the Valuation Date, who are to become holders of Acquiring Fund as a result of the transfer of assets that is the subject of this Agreement, certified by its transfer agent or its President or its Vice-President to the best of their knowledge and belief.

   (e) The Board of Trustees of Delaware Investments Municipal Trust shall call, and Delaware Investments Municipal Trust shall hold, a Special Meeting of Acquired Fund's shareholders to consider and vote upon this Agreement (the "Special Meeting") and Delaware Investments Municipal Trust shall take all other actions reasonably necessary to obtain approval of the transactions contemplated herein. Delaware Investments Municipal Trust agrees to mail to each shareholder of record entitled to vote at the Special Meeting at which action on this Agreement is to be considered, in sufficient time to comply with requirements as to notice thereof, a Combined Proxy Statement and Prospectus that complies in all material respects with the applicable provisions of Section 14(a) of the 1934 Act and Section 20(a) of the 1940 Act, and the rules and regulations promulgated thereunder.

   (f) Delaware Investments Municipal Trust shall supply to Delaware Group Tax-Free Fund, at the Closing, the statement of the assets and liabilities described in Section 4(e) of this Agreement in conformity with the requirements described in such Section.

  8. COVENANTS OF DELAWARE GROUP TAX-FREE FUND

   (a) Delaware Group Tax-Free Fund covenants that the shares of beneficial interest of Acquiring Fund to be issued and delivered to Acquired Fund pursuant to the terms of Section 1 hereof shall have been duly authorized as of the Closing and, when so issued and delivered, shall be registered under the 1933 Act, validly issued, and fully paid and non-assessable, and no shareholder of Acquiring Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof, other than any rights created pursuant to this Agreement.

   (b) Delaware Group Tax-Free Fund covenants to operate the business of Acquiring Fund as presently conducted between the date hereof and the Closing.

   (c) Delaware Group Tax-Free Fund covenants that by the Closing, all of Acquiring Fund's federal and other tax returns and reports required by law to be filed on or before such date shall have been filed and all federal and other taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such taxes.

   (d) Delaware Group Tax-Free Fund shall supply to Delaware Investments Municipal Trust, at the Closing, the statement of assets and liabilities described in Section 5(d) of this Agreement in conformity with the requirements described in such Section.

   (e) Delaware Group Tax-Free Fund shall have filed with the United States Securities and Exchange Commission (the "Commission") a Registration Statement on Form N-14 under the 1933 Act ("Registration Statement"), relating to the shares of beneficial interest of Acquiring Fund issuable hereunder, and shall have used its best efforts to provide that such Registration Statement becomes effective as promptly as practicable. At the time such Registration Statement becomes effective, it (i) shall have complied in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act, and the rules and regulations promulgated thereunder; and (ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. At the time the Registration Statement becomes effective, at the time of Acquired Fund's shareholders' meeting, and at the Closing, the prospectus and statement of additional information included in the Registration Statement did not and will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

  9. CONDITIONS PRECEDENT TO BE FULFILLED BY DELAWARE INVESTMENTS MUNICIPAL TRUST AND DELAWARE GROUP TAX-FREE FUND

   The obligations of Delaware Investments Municipal Trust and Delaware Group Tax-Free Fund to effectuate this Agreement and the Plan hereunder shall be subject to the following respective conditions:

   (a) That (1) all the representations and warranties of the other party contained herein shall be true and correct in all material respects as of the Closing with the same effect as though made as of and at such date; (2) the other party shall have performed all obligations required by this Agreement to be performed by it at or prior to the Closing; and (3) the other party shall have delivered to such party a certificate signed by the President or Vice-President and by the Secretary or equivalent officer to the foregoing effect.

   (b) That the other party shall have delivered to such party a copy of the resolutions approving this Agreement adopted by the other party's Board of Trustees, certified by the Secretary or equivalent officer.

   (c) That the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act, nor instituted nor threatened to institute any proceeding seeking to enjoin the consummation of the reorganization contemplated hereby under Section 25(c) of the 1940 Act, and no other legal, administrative or other proceeding shall be instituted or threatened that would materially and adversely affect the financial condition of either party or would prohibit the transactions contemplated hereby.

   (d) That this Agreement, the Plan and the transactions contemplated hereby shall have been approved by the appropriate action of the shareholders of Acquired Fund at an annual or special meeting or any adjournment thereof.

   (e) That Acquired Fund shall have declared a distribution or distributions prior to the Valuation Date that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its ordinary income and all of its capital gain net income, if any, for the period from the close of its last fiscal year to the Close of Business on the Valuation Date, and (ii) any undistributed ordinary income and capital gain net income from any prior period. Capital gain net income has the meaning given such term by Section 1222(g) of the Code.

   (f) That all required consents of other parties and all other consents, orders and permits of federal, state and local authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary "no-action" positions or exemptive orders from such federal and state authorities) to permit consummation of the transaction contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve risk of material adverse effect on the assets and properties of Acquired Fund or Acquiring Fund.

   (g) That prior to or at the Closing, Delaware Investments Municipal Trust and Delaware Group Tax-Free Fund shall receive an opinion from Stradley Ronon Stevens & Young, LLP ("SRSY") to the effect that, provided the acquisition contemplated hereby is carried out in accordance with this Agreement and in accordance with customary representations provided by Delaware Investments Municipal Trust and Delaware Group Tax-Free Fund in certificates delivered to
SRSY:

       (1) The acquisition by Acquiring Fund of substantially all of the assets of Acquired Fund in exchange solely for Acquiring Fund shares to be issued pursuant to Section 1 hereof, followed by the distribution by Acquired Fund to its shareholders of Acquiring Fund shares in complete liquidation of Acquired Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and Acquiring Fund and Acquired Fund will each be a "party to the reorganization" within the meaning of
     Section 368(b) of the Code;

       (2) No gain or loss will be recognized by Acquired Fund upon the transfer of substantially all of its assets to Acquiring Fund in exchange solely for the voting shares of Acquiring Fund (to be issued in accordance with Section 1 hereof) under Section 361(a) and Section 357(a) of the Code;

       (3) No gain or loss will be recognized by Acquiring Fund upon the receipt by it of substantially all of the assets of Acquired Fund in exchange solely for the voting shares of Acquiring Fund (to be issued in accordance with Section 1 hereof) under Section 1032(a) of the Code;

       (4) No gain or loss will be recognized by Acquired Fund upon the distribution of Acquiring Fund shares to Acquired Fund shareholders in accordance with Section 1 hereof in liquidation of Acquired Fund under
     Section 361(c)(1) of the Code.

       (5) The basis of the assets of Acquired Fund received by Acquiring Fund will be the same as the basis of such assets to Acquired Fund immediately prior to the exchange under Section 362(b) of the Code;

       (6) The holding period of the assets of Acquired Fund received by Acquiring Fund will include the period during which such assets were held by Acquired Fund under Section 1223(2) of the Code;

       (7) No gain or loss will be recognized by the shareholders of Acquired Fund upon the exchange of their shares in Acquired Fund for the voting shares (including fractional shares to which they may be entitled) of Acquiring Fund (to be issued in accordance with Section 1 hereof) under
     Section 354(a) of the Code;

       (8) The basis of Acquiring Fund shares received by Acquired Fund shareholders in accordance with Section 1 hereof (including fractional shares to which they may be entitled) will be the same as the basis of the shares of Acquired Fund exchanged therefor under Section 358(a)(1) of the Code;

       (9) The holding period of Acquiring Fund's shares received by Acquired Fund's shareholders in accordance with Section 1 hereof (including fractional shares to which they may be entitled) will include the holding period of Acquired Fund's shares surrendered in exchange therefor, provided that Acquired Fund shares were held as a capital asset on the date of the Reorganization under Section 1223(l) of the Code; and

       (10) Acquiring Fund will succeed to and take into account as of the date of the transfer (as defined in Section 1.381(b)-1(b) of the regulations issued by the United States Treasury (the "Treasury Regulations")) the items of Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code, and the Treasury Regulations.

   (h) That Delaware Group Tax-Free Fund shall have received an opinion in form and substance reasonably satisfactory to it from SRSY, counsel to Delaware Investments Municipal Trust, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, arrangement among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditor's rights and to general equity principles:

       (1) Delaware Investments Municipal Trust was created as a statutory trust under the laws of the State of Delaware on October 26, 2004, and is validly existing and in good standing under the laws of the State of Delaware;

       (2) Delaware Investments Municipal Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, of Delaware Investments Municipal Trust and of Acquired Fund. Assuming that the initial shares of beneficial interest of Acquired Fund were issued in accordance with the 1940 Act, and the Agreement and

     Declaration of Trust and By-Laws of Delaware Investments Municipal Trust, and that all other such outstanding shares of Acquired Fund were sold, issued and paid for in accordance with the terms of Acquired Fund prospectus in effect at the time of such sales, each such outstanding share is validly issued, fully paid and non-assessable;

       (3) Delaware Investments Municipal Trust is an open-end, investment company of the management type registered as such under the 1940 Act;

       (4) Except as disclosed in Acquired Fund's currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against Delaware Investments Municipal Trust, the unfavorable outcome of which would materially and adversely affect Delaware Investments Municipal Trust or Acquired Fund;

       (5) To such counsel's knowledge, no consent, approval, authorization or order of any court, governmental authority or agency is required for the consummation by Delaware Investments Municipal Trust of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and Delaware laws (including, in the case of each of the foregoing, the rules and regulations thereunder) and such as may be required under state securities laws;

       (6) Neither the execution, delivery nor performance of this Agreement by Delaware Investments Municipal Trust violates any provision of its Agreement and Declaration of Trust, its By-Laws, or the provisions of any agreement or other instrument, known to such counsel to which Delaware Investments Municipal Trust is a party or by which Delaware Investments Municipal Trust is otherwise bound; and

       (7) This Agreement has been validly authorized, executed and delivered by Delaware Investments Municipal Trust and represents the legal, valid and binding obligation of Delaware Investments Municipal Trust and is enforceable against Delaware Investments Municipal Trust in accordance with its terms.

   In giving the opinions set forth above, SRSY may state that it is relying on certificates of the officers of Delaware Investments Municipal Trust with regard to matters of fact and certain certifications and written statements of governmental officials with respect to the good standing of Delaware Investments Municipal Trust.

   (i) That Delaware Investments Municipal Trust shall have received an opinion in form and substance reasonably satisfactory to it from SRSY, counsel to Delaware Group Tax-Free Fund, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, arrangement among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditor's rights and to general equity principles:

       (1) Delaware Group Tax-Free Fund was created as a statutory trust (formerly known as a business trust) under the laws of the State of Delaware on December 17, 1998, and is validly existing and in good standing under the laws of the State of Delaware;

       (2) Delaware Group Tax-Free Fund is authorized to issue an unlimited number of shares of beneficial interest, without par value. Assuming that the initial shares of beneficial interest of Acquiring Fund were issued in accordance with the 1940 Act and Delaware Group Tax-Free Fund's Agreement and Declaration of Trust and By-Laws, and that all other such outstanding shares of Acquiring Fund were sold, issued and paid for in accordance with the terms of Acquiring Fund's prospectus in effect at the time of such sales, each such outstanding share of Acquiring Fund is validly issued, fully paid and non-assessable;

       (3) Delaware Group Tax-Free Fund is an open-end investment company of the management type registered as such under the 1940 Act;

       (4) Except as disclosed in Acquiring Fund's currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against Delaware Group Tax-Free Fund, the unfavorable outcome of which would materially and adversely affect Delaware Group Tax-Free Fund or Acquiring Fund;

       (5) The shares of beneficial interest of Acquiring Fund to be issued pursuant to the terms of Section 1 hereof have been duly authorized and, when issued and delivered as provided in this Agreement, will have been validly issued and fully paid and will be non-assessable by Delaware Group Tax-Free Fund or Acquiring Fund, and to such counsel's knowledge, no shareholder has any preemptive right to subscription or purchase in respect thereof other than any rights that may be deemed to have been granted pursuant to this Agreement;

       (6) To such counsel's knowledge, no consent, approval, authorization or order of any court, governmental authority or agency is required for the consummation by Delaware Group Tax-Free Fund of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and Delaware laws (including, in the case of each of the foregoing, the rules and regulations thereunder) and such as may be required under state securities laws;

       (7) Neither the execution, delivery nor performance of this Agreement by Delaware Group Tax-Free Fund violates any provision of its Agreement and Declaration of Trust, its By-Laws, or the provisions of any agreement or other instrument, known to such counsel to which Delaware Group Tax-Free Fund is a party or by which Delaware Group Tax-Free Fund is otherwise bound; and

       (8) This Agreement has been validly authorized, executed and delivered by Delaware Group Tax-Free Fund and represents the legal, valid and binding obligation of Delaware Group Tax-Free Fund and is enforceable against Delaware Group Tax-Free Fund in accordance with its terms.

   In giving the opinions set forth above, SRSY may state that it is relying on certificates of the officers of Delaware Group Tax-Free Fund with regard to matters of fact and certain certifications and written statements of governmental officials with respect to the good standing of Delaware Group Tax-Free Fund.

   (j) That Delaware Group Tax-Free Fund's Registration Statement with respect to the shares of beneficial interest of Acquiring Fund to be delivered to Acquired Fund's shareholders in accordance with Section 1 hereof shall have become effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing or shall be in effect at the Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

   (k) That the shares of beneficial interest of Acquiring Fund to be delivered in accordance with Section 1 hereof shall be eligible for sale by Delaware Group Tax-Free Fund with each state commission or agency with which such eligibility is required in order to permit the shares lawfully to be delivered to each Acquired Fund shareholder.

   (l) That at the Closing, Delaware Investments Municipal Trust, on behalf of Acquired Fund, transfers to Acquiring Fund aggregate Net Assets of Acquired Fund comprising at least 90% in fair market value of the total net assets and 70% in fair market value of the total gross assets recorded on the books of Acquired Fund at the Close of Business on the Valuation Date.

  10. FEES AND EXPENSES The expenses of entering into and carrying out the provisions of this Agreement, whether or not consummated, shall be borne 33.33% by Acquired Fund; 33.33% by Acquiring Fund; and 33.34% by Delaware Management Company, a series of Delaware Management Business Trust.

  11. TERMINATION; WAIVER; ORDER

   (a) Anything contained in this Agreement to the contrary notwithstanding, this Agreement may be terminated and the Plan abandoned at any time (whether before or after adoption thereof by the shareholders of Acquired Fund) prior to the Closing as follows:

       (1) by mutual consent of Delaware Investments Municipal Trust and Delaware Group Tax-Free Fund;

       (2) by Delaware Group Tax-Free Fund if any condition precedent to its obligations set forth in Section 9 has not been fulfilled or waived by Delaware Group Tax-Free Fund; or

       (3) by Delaware Investments Municipal Trust if any condition precedent to its obligations set forth in Section 9 has not been fulfilled or waived by Delaware Investments Municipal Trust.

   (b) If the transactions contemplated by this Agreement have not been consummated by December 31, 2006, this Agreement shall automatically terminate on that date, unless a later date is agreed to by both Delaware Investments Municipal Trust and Delaware Group Tax-Free Fund.

   (c) In the event of termination of this Agreement pursuant to the provisions hereof, the same shall become void and have no further effect, and there shall not be any liability on the part of either Delaware Investments Municipal Trust or Delaware Group Tax-Free Fund or persons who are their trustees, officers, agents or shareholders in respect of this Agreement.

   (d) At any time prior to the Closing, any of the terms or conditions of this Agreement may be waived by either Delaware Investments Municipal Trust or Delaware Group Tax-Free Fund, respectively (whichever is entitled to the benefit thereof).

   (e) The respective representations, warranties and covenants contained in Sections 4-8 hereof shall expire with, and be terminated by, the consummation of the Plan, and neither Delaware Investments Municipal Trust nor Delaware Group Tax-Free Fund, nor any of their officers, trustees, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing. This provision shall not protect any officer, trustee, agent or shareholder of Delaware Investments Municipal Trust or Delaware Group Tax-Free Fund against any liability to the entity for which that officer, trustee, agent or shareholder so acts or to its shareholders to which that officer, trustee, agent or shareholder would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties in the conduct of such office.

   (f) If any order or orders of the Commission with respect to this Agreement shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board of Trustees of Delaware Investments Municipal Trust or the Board of Trustees of Delaware Group Tax-Free Fund to be acceptable, such terms and conditions shall be binding as if a part of this Agreement without further vote or approval of the shareholders of Acquired Fund, unless such further vote is required by applicable law or by mutual consent of the parties.

  12. LIABILITY OF DELAWARE GROUP TAX-FREE FUND AND DELAWARE INVESTMENTS MUNICIPAL TRUST

   (a) Each party acknowledges and agrees that all obligations of Delaware Group Tax-Free Fund under this Agreement are binding only with respect to Acquiring Fund; that any liability of Delaware Group Tax-Free Fund under this Agreement with respect to Acquiring Fund, or in connection with the transactions contemplated herein with respect to Acquiring Fund, shall be discharged only out of the assets of Acquiring Fund; that no other series of Delaware Group Tax-Free Fund shall be liable with respect to this Agreement or in connection with the transactions contemplated herein; and that neither Delaware Investments Municipal Trust nor Acquired Fund shall seek satisfaction of any such obligation or liability from the shareholders of Delaware Group Tax-Free Fund, the trustees, officers, employees or agents of Delaware Group Tax-Free Fund, or any of them.

   (b) Each party acknowledges and agrees that all obligations of Delaware Investments Municipal Trust under this Agreement are binding only with respect to Acquired Fund; that any liability of Delaware Investments Municipal Trust under this Agreement with respect to Acquired Fund, or in connection with the transactions contemplated herein with respect to Acquired Fund, shall be discharged only out of the assets of Acquired Fund; that no other series of Delaware Investments Municipal Trust shall be liable with respect to this Agreement or in connection with the transactions contemplated herein; and that neither Delaware Group Tax-Free Fund nor Acquiring Fund shall seek satisfaction of any such obligation or liability from the shareholders of Delaware Investments Municipal Trust, the trustees, officers, employees or agents of Delaware Investments Municipal Trust, or any of them.

  13. FINAL TAX RETURNS AND FORMS 1099 OF ACQUIRED FUND

   (a) After the Closing, Delaware Investments Municipal Trust shall or shall cause its agents to prepare any federal, state or local Tax returns, including any Forms 1099, required to be filed by Delaware Investments Municipal Trust with respect to Acquired Fund's final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such Tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

   (b) Notwithstanding the provisions of Section 1 hereof, any expenses incurred by Delaware Investments Municipal Trust or Acquired Fund (other than for payment of Taxes) in connection with the preparation and filing of said Tax returns and Forms 1099 after the Closing, shall be borne by Acquired Fund to the extent such expenses have been or should have been accrued by Acquired Fund in the ordinary course without regard to the Plan contemplated by this Agreement; any excess expenses shall be borne by Delaware Management Company, a series of Delaware Management Business Trust at the time such Tax returns and Forms 1099 are prepared.

  14. COOPERATION AND EXCHANGE OF INFORMATION

  Delaware Group Tax-Free Fund and Delaware Investments Municipal Trust will provide each other and their respective representatives with such cooperation and information as either of them reasonably may request of the other in filing any Tax returns, amended return or claim for refund, determining a liability for Taxes or a right to a refund of Taxes or participating in or conducting any audit or other proceeding in respect of Taxes. Each party or their respective agents will retain for a period of six (6) years following the Closing all returns, schedules and work papers and all material records or other documents relating to Tax matters of Acquired Fund and Acquiring Fund for its taxable period first ending after the Closing and for all prior taxable periods.

  15. ENTIRE AGREEMENT AND AMENDMENTS

  This Agreement embodies the entire Agreement between the parties and there are no agreements, understandings, restrictions, or warranties between the parties other than those set forth herein or herein provided for. This Agreement may be amended only by mutual consent of the parties in writing. Neither this Agreement nor any interest herein may be assigned without the prior written consent of the other party.

  16. COUNTERPARTS

  This Agreement may be executed in any number of counterparts, each of which shall be deemed to be an original, but all such counterparts together shall constitute but one instrument.

  17. NOTICES

  Any notice, report, or demand required or permitted by any provision of this Agreement shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to Delaware Investments Municipal Trust or Delaware Group Tax-Free Fund at 2005 Market Street, Philadelphia, PA 19103, Attention: Secretary.

  18. GOVERNING LAW

  This Agreement shall be governed by and carried out in accordance with the laws of the State of Delaware.

  19. EFFECT OF FACSIMILE SIGNATURE

  A facsimile signature of an authorized officer of a party hereto on this Agreement and/or any transfer document shall have the same effect as if executed in the original by such officer.

                   [Signatures contained on following page.]

  IN WITNESS WHEREOF, Delaware Investments Municipal Trust and Delaware Group Tax-Free Fund have each caused this Agreement and Plan of Reorganization to be executed on its behalf by its duly authorized officers, all as of the day and year first-above written.

                                     DELAWARE INVESTMENTS MUNICIPAL TRUST, ON
                                     BEHALF OF THE DELAWARE TAX-FREE [MISSOURI]
                                     [OREGON] INSURED FUND





                                     ------------------------------------------

                                     By:
                                        ---------------------------------------

                                     Title:
                                           ------------------------------------

                                     DELAWARE GROUP TAX-FREE FUND, ON BEHALF
                                     OF THE DELAWARE TAX-FREE USA FUND



                                     ------------------------------------------

                                     By:
                                        ---------------------------------------

                                     Title:
                                           ------------------------------------

                                                                      EXHIBIT B


         FORM OF PLAN OF REORGANIZATION BY DELAWARE GROUP TAX-FREE FUND
                  [ON BEHALF OF THE INSURED FUND AND USA FUND]

  This PLAN OF REORGANIZATION (the "Plan"), made as of this __ day of ______ 2006, is adopted by Delaware Group Tax-Free Fund (the "Trust"), a statutory trust created under the laws of the State of Delaware, with its principal place of business at 2005 Market Street, Philadelphia, Pennsylvania 19103, on behalf of two of its series, Delaware Tax-Free USA Fund (the "Acquiring Fund"), and Delaware Tax-Free Insured Fund (the "Acquired Fund").

  The reorganization (hereinafter referred to as the "Reorganization") will consist of: (i) the acquisition by the Acquiring Fund of substantially all of the property, assets and goodwill of the Acquired Fund in exchange solely for
(a) shares of beneficial interest, without par value, of the Acquiring Fund - Class A ("Acquiring Fund Class A Shares"), (b) shares of beneficial interest, without par value, of the Acquiring Fund - Class B ("Acquiring Fund Class B Shares"), (c) shares of beneficial interest, without par value, of the Acquiring Fund - Class C ("Acquiring Fund Class C Shares"); (ii) the distribution of (a) Acquiring Fund Class A shares to the holders of Acquired Fund - Class A shares ("Acquired Fund Class A Shares"), (b) Acquiring Fund Class B Shares to the holders of Acquired Fund - Class B Shares ("Acquired Fund Class B Shares"), and (c) Acquiring Fund Class C Shares to the holders of Acquired Fund - Class C shares ("Acquired Fund Class C Shares"), according to their respective interests in complete liquidation of the Acquired Fund; and
(iii) the dissolution of the Acquired Fund as soon as practicable after the closing (as referenced in Section 3 hereof, hereinafter called the "Closing"), all upon and subject to the terms and conditions of this Plan hereinafter set forth.

  1. SALE AND TRANSFER OF ASSETS, LIQUIDATION AND DISSOLUTION OF THE ACQUIRED
FUND

   (a) Subject to the terms and conditions of this Plan, the Trust, on behalf of the Acquired Fund, will sell, convey, transfer and deliver to the Acquiring Fund, at the Closing provided for in Section 3, all of the then existing assets of the Acquired Fund as of the close of business (which hereinafter shall be, unless otherwise noted, the regular close of business of the New York Stock Exchange, Inc. ("NYSE")) ("Close of Business") on the valuation date (as defined in Section 3 hereof, hereinafter called the "Valuation Date"), free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders' rights of redemption and such restrictions as might arise under the Securities Act of 1933, as amended (the "1933 Act"), with respect to privately placed or otherwise restricted securities that the Acquired Fund may have acquired in the ordinary course of business), except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary (1) to pay the Acquired Fund's costs and expenses of carrying out this Plan (including, but not limited to, fees of counsel and accountants, and expenses of its liquidation and dissolution contemplated hereunder), which costs and expenses shall be established on the books of the Acquired Fund as liability reserves, (2) to discharge all of the Acquired Fund's Liabilities (as defined below) on its books at the Close of Business on the Valuation Date including, but not limited to, its income dividends and capital gains distributions, if any, payable for any period prior to, and through, the Close of Business on the Valuation Date, and (3) to pay such contingent liabilities as the trustees of the Trust shall reasonably deem to exist against the Acquired Fund, if any, at the Close of Business on the Valuation Date, for which contingent and other appropriate liability reserves shall be established on the books of the Acquired Fund (hereinafter "Net Assets"). The Acquired Fund shall also retain any and all rights that it may have over and against any person that may have accrued up to and including the Close of Business on the Valuation Date. The Trust shall use commercially reasonable efforts to identify all of the Acquired Fund's liabilities debts, obligations and duties of any nature, whether accrued absolute, contingent or otherwise ("Liabilities"), prior to the Valuation Date and shall discharge all such known Liabilities on or prior to the Valuation Date. In no event will the Acquiring Fund assume or be responsible for any Liabilities of the Acquired Fund.

   (b) Subject to the terms and conditions of this Plan, the Trust shall deliver to the Acquired Fund: (i) the number of Acquiring Fund Class A Shares determined by dividing the net asset value per share of Acquired Fund Class A Shares as of the Close of Business on the Valuation Date by the net asset value per share of Acquiring Fund Class A Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding Acquired Fund Class A Shares as of Close of Business on the Valuation Date;
(ii) the number of Acquiring Fund Class B Shares determined by dividing the net asset value per share of Acquired Fund Class B Shares as of Close of Business on the Valuation Date by the net asset value per share of Acquiring Fund Class B Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding Acquired Fund Class B Shares as of Close of Business on the Valuation Date; and (iii) the number of Acquiring Fund Class C Shares determined by dividing the net asset value per share of Acquired Fund Class C Shares as of Close of Business on the Valuation Date by the net asset value per share of Acquiring Fund Class C Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding Acquired Fund Class C Shares as of Close of Business on the Valuation Date. All such values shall be determined in the manner and as of the time set forth in Section 2 hereof.

   (c) As soon as practicable following the Closing, the Trust shall dissolve the Acquired Fund and distribute pro rata to the Acquired Fund's shareholders of record as of the Close of Business on the Valuation Date, the shares of beneficial interest of the Acquiring Fund received by the Acquired Fund pursuant to this Section 1. Such dissolution and distribution shall be accomplished by the establishment of accounts on the share records of the Acquiring Fund of the type and in the amounts due such shareholders pursuant to this Section 1 based on their respective holdings of shares of the Acquired Fund as of the Close of Business on the Valuation Date. Fractional shares of beneficial interest of the Acquiring Fund shall be carried to the third decimal place. Unless requested, no certificates representing shares of beneficial interest of the Acquiring Fund will be issued to shareholders of the Acquired Fund Shares irrespective of whether such shareholders hold their shares in certificated form.

   (d) At the Closing, each outstanding certificate that, prior to Closing, represented shares of beneficial interest of the Acquired Fund, shall be cancelled and shall no longer be evidence ownership; provided, however, that the shareholders of the Acquired Fund holding such certificates shall be entitled to surrender such certificates to the transfer agent for the Trust and request in exchange therefor a certificate or certificates representing the number of whole shares of beneficial interest of the class of Acquiring Fund shares into which the corresponding shares of beneficial interest of the Acquired Fund theretofore represented by the certificate or certificates so surrendered shall have been converted. Certificates for fractional shares of beneficial interest of the Acquiring Fund shall not be issued, but such fractional shares shall continue to be carried by the Trust in book entry form for the account of such shareholder.

   (e) At the Closing, each shareholder of record of the Acquired Fund as of the record date (the "Distribution Record Date") with respect to any unpaid dividends and other distributions that were declared prior to the Closing, including any dividend or distribution declared pursuant to Section 9(e) hereof, shall have the right to receive such unpaid dividends and distributions with respect to the shares of the Acquired Fund that such person had on such Distribution Record Date.

  2. VALUATION

   (a) The value of the Acquired Fund's Net Assets to be acquired by the Acquiring Fund hereunder shall be computed as of Close of Business on the Valuation Date using the valuation procedures set forth in the Acquired Fund's currently effective prospectus and statement of additional information.

   (b) The net asset value of a share of beneficial interest of the Acquiring Fund Class A Shares, Acquiring Fund Class B Shares and Acquiring Fund Class C Shares shall be determined to the nearest full cent as of the Close of Business on the Valuation Date using the valuation procedures set forth in the Acquiring Fund's currently effective prospectus and statement of additional information.

   (c) The net asset value of a share of beneficial interest of the Acquired Fund Class A Shares, Acquired Fund Class B Shares and Acquired Fund Class C Shares shall be determined to the nearest full cent as of the Close of Business on the Valuation Date, using the valuation procedures as set forth in the Acquired Fund's currently effective prospectus and statement of additional information.

  3. CLOSING AND VALUATION DATE

  The Valuation Date shall be _______, 2006 or such later date as the Trust may designate. The Closing shall take place at the principal office of the Trust, 2005 Market Street, Philadelphia, Pennsylvania 19103 at approximately [9:00 a.m.], Eastern Time, on the first business day following the Valuation Date. Notwithstanding anything herein to the contrary, in the event that on the Valuation Date (a) the NYSE shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of the Trust, accurate appraisal of the value of the net assets of the Acquired Fund or the Acquiring Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption, reporting shall have been restored and accurate appraisal of the value of the net assets of the Acquired Fund and the Acquiring Fund is practicable in the judgment of the Trust. The Trust shall have provided for delivery as of the Closing of those Net Assets of the Acquired Fund to be transferred to the Acquiring Fund's Custodian, JPMorgan Chase, 4 Chase Metrotech Center, Brooklyn, New York 11245. Also, the Trust shall deliver at the Closing a list (which may be in electronic form) of names and addresses of the shareholders of record of its Acquired Fund Shares, and the number of full and fractional shares of beneficial interest of such classes owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates and which by book-entry accounts, all as of the Close of Business on the Valuation Date, certified by its transfer agent, or by its President or Vice-President to the best of their knowledge and belief. The Trust shall issue and deliver a certificate or certificates evidencing the registered shares of the Acquiring Fund to be delivered at the Closing to said transfer agent or provide evidence that such shares of beneficial interest of the Acquiring Fund have been registered in an open account on the books of the Acquiring Fund.

  4. NECESSARY FINDINGS OF FACT BY THE TRUST ON BEHALF OF THE ACQUIRED FUND

   The Trust hereby designates the following findings of fact as a necessary pre-condition to the consummation of the Reorganization:

   (a) The Trust is authorized to issue an unlimited number of shares of beneficial interest of the Acquired Fund, without par value. Each outstanding share of the Acquired Fund is validly issued, fully paid, non-assessable and has full voting rights.

   (b) The financial statements appearing in the Acquired Fund's Annual Report to Shareholders for the fiscal year ended August 31, 2005, audited by Ernest & Young, LLP, and any unaudited financial statements, fairly present the financial position of the Acquired Fund as of the date indicated, and the results of its operations for the period indicated, in conformity with generally accepted accounting principles applied on a consistent basis.

   (c) The books and records of the Acquired Fund are true and correct in all material respects and contain no material omissions with respect to the business and operations of the Acquired Fund.

   (d) The statement of assets and liabilities to be furnished by the Trust as of the Close of Business on the Valuation Date for the purpose of determining the number of shares of beneficial interest of the Acquiring Fund to be issued pursuant to Section 1 hereof will accurately reflect the Net Assets of the Acquired Fund and outstanding shares of beneficial interest, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

   (e) At the Closing, the Trust will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in subsection (d) above, free and clear of all liens or encumbrances of any nature whatsoever except such restrictions as might arise under the 1933 Act with respect to privately placed or otherwise restricted securities that it may have acquired in the ordinary course of business and such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

   (f) The Trust has elected to treat the Acquired Fund as a regulated investment company ("RIC") for federal income tax purposes under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), the Acquired Fund is a "fund" as defined in Section 851(g)(2) of the Code, has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing, and consummation of the transactions contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing.

  5. NECESSARY FINDINGS OF FACT BY THE TRUST ON BEHALF OF THE ACQUIRING FUND

  The Trust hereby designates the following findings of fact as a necessary pre-condition to the consummation of the Reorganization:

   (a) The Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, of the Acquiring Fund. Each outstanding share of the Acquiring Fund is fully paid, non-assessable and has full voting rights. The shares of beneficial interest of the Acquiring Fund to be issued pursuant to Section 1 hereof will, upon their issuance, be validly issued and fully paid and non-assessable, and have full voting rights.

   (b) At the Closing, each class of shares of beneficial interest of the Acquiring Fund to be issued pursuant to this Plan will be eligible for offering to the public in those states of the United States and jurisdictions in which the corresponding class of shares of the Acquired Fund are presently eligible for offering to the public, and there are an unlimited number of shares registered under the 1933 Act such that there is a sufficient number of such shares to permit the transfers contemplated by this Plan to be consummated.

   (c) The statement of assets and liabilities of the Acquiring Fund to be furnished by the Trust as of the Close of Business on the Valuation Date for the purpose of determining the number of shares of beneficial interest of the Acquiring Fund to be issued pursuant to Section 1 hereof will accurately reflect the net assets of the Acquiring Fund and outstanding shares of beneficial interest, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

   (d) At the Closing, the Trust will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in subsection (c) above, free and clear of all liens or encumbrances of any nature whatsoever except such restrictions as might arise under the 1933 Act with respect to privately placed or otherwise restricted securities that it may have acquired in the ordinary course of business and such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

   (e) The books and records of the Acquiring Fund are true and correct in all material respects and contain no material omissions with respect to the business and operations of the Acquiring Fund.

   (f) The Trust has elected to treat the Acquiring Fund as a regulated investment company ("RIC") for federal income tax purposes under Part I of Subchapter M of the Code, the Acquiring Fund is a "fund" as defined in Section 851(g)(2) of the Code, has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing, and consummation of the transactions contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing.

  6. NECESSARY FINDINGS OF FACT BY THE TRUST ON BEHALF OF THE ACQUIRED FUND AND THE ACQUIRING FUND

  The Trust hereby designates the following findings of fact as a necessary pre-condition to the consummation of the Reorganization:

   (a) The Trust is a business trust created under the laws of the State of Delaware on Delaware 17, 1998, and is validly existing and in good standing under the laws of that state. The Trust, of which the Acquired Fund and the Acquiring Fund are separate series, is duly registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. Such registration is in full force and effect as of the date hereof and will be in full force and effect as of the Closing and all of its shares sold have been sold pursuant to an effective registration statement filed under the 1933 Act, except for any shares sold pursuant to the private offering exemption for the purpose of raising initial capital.

   (b) The Trust has the necessary trust power and authority to conduct its business and the business of the Acquired Fund and Acquiring Fund as such businesses are now being conducted.

   (c) The Trust is not a party to or obligated under any provision of its Agreement and Declaration of Trust, By-Laws, or any material contract or any other material commitment or obligation, and is not subject to any order or decree that would be violated by its execution of or performance under this Plan.

   (d) The Trust has full trust power and authority to enter into and perform its obligations under this Plan, subject to approval of the Reorganization by the Acquired Fund's shareholders. Except as provided in the immediately preceding sentence, the execution, delivery and performance of this Plan have been validly authorized, and this Plan constitutes its legal and valid obligation.

   (e) The Acquired Fund does not have any unamortized or unpaid organizational fees or expenses.

   (f) Neither the Trust, the Acquired Fund nor the Acquiring Fund is under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

   (g) Except as discussed in its currently effective prospectus, there are no legal, administrative or other proceedings or investigations against the Trust, the Acquired Fund or the Acquiring Fund, or, to the Trust's knowledge, threatened against any of them, that would materially affect their financial condition or their ability to consummate the transactions contemplated by this Plan. The Trust, the Acquired Fund and the Acquiring Fund are not charged with or, to the Trust's knowledge, threatened with, any violation or investigation of any possible violation of any provisions of any federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

   (h) There are no known actual or proposed deficiency assessments with respect to any taxes payable by the Trust.

   (i) It has duly and timely filed, on behalf of the Acquired Fund and the Acquiring Fund, as appropriate, all Tax (as defined below) returns and reports (including information returns), which are required to be filed by the Acquired Fund or the Acquiring Fund, and all such returns and reports accurately state the amount of Tax owed for the periods covered by the returns, or, in the case of information returns, the amount and character of income required to be reported by the Acquired Fund or Acquiring Fund. On behalf of the Acquired Fund or the Acquiring Fund, as appropriate, it has paid or made provision and properly accounted for all Taxes (as defined below) due or properly shown to be due on such returns and reports. The amounts set up as provisions for Taxes in the books and records of the Acquired Fund or the Acquiring Fund, as appropriate, as of the Close of Business on the Valuation Date will, to the extent required by generally accepted accounting principles, be sufficient for the payment of all Taxes of any kind, whether accrued, due, absolute, contingent or otherwise, which were or which may be payable by the Acquired Fund or the Acquiring Fund, as appropriate, for any periods or fiscal years prior to and including the Close of Business on the Valuation Date, including all Taxes imposed before or after the Close of Business on the Valuation Date that are attributable to any such period or fiscal year. No return filed by it, on behalf of the Acquired Fund or the Acquiring Fund, as appropriate, is currently being audited by the Internal Revenue Service or by any state or local taxing authority. As used in this Plan, "Tax" or "Taxes" means all federal, state, local and foreign (whether imposed by a country or political subdivision or authority thereunder) income, gross receipts, excise, sales, use, value added, employment, franchise, profits, property, ad valorem or other taxes, stamp taxes and duties, fees, assessments or charges, whether payable directly or by withholding, together with any interest and any penalties, additions to tax or additional amounts imposed by any taxing authority (foreign or domestic) with respect thereto. To its knowledge, there are no levies, liens or encumbrances relating to Taxes existing, threatened or pending with respect to the assets of the Acquired Fund or the Acquiring Fund, as appropriate.

   (j) All information provided by the Trust for inclusion in, or transmittal with, the Combined Proxy Statement and Prospectus with respect to this Plan pursuant to which approval of the Acquired Fund shareholders will be sought, shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated in order to make the statements made therein, in light of the circumstances under which they were made, not misleading.

   (k) Except for the approval of the Acquired Fund's shareholders of the Plan, no consent, approval, authorization or order of any court or governmental authority, or of any other person or entity, is required for the consummation of the transactions contemplated by this Plan, except as may be required by the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act, or state securities laws or Delaware statutory trust laws (including, in the case of each of the foregoing, the rules and regulations thereunder).

  7. OBLIGATIONS OF THE TRUST ON BEHALF OF THE ACQUIRED FUND

   (a) The Trust shall operate business of the Acquired Fund as presently conducted between the date hereof and the Closing.

   (b) The Trust, on behalf of the Acquired Fund, shall not acquire the shares of beneficial interest of the Acquiring Fund for the purpose of making distributions thereof other than to the Acquired Fund's shareholders.

   (c) The Trust shall file, by the Closing, all of the Acquired Fund's federal and other Tax returns and reports required by law to be filed on or before such date and all federal and other Taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such Taxes.

   (d) At the Closing, the Trust shall provide:

       (1) A statement of the respective tax basis of all investments to be transferred by the Acquired Fund to the Acquiring Fund.

       (2) A copy (which may be in electronic form) of the Acquired Fund's shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with the Acquired Fund with respect to each shareholder, for all of the shareholders of record of the Acquired Fund's shares as of the Close of Business on the Valuation Date, who are to become holders of the Acquiring Fund as a result of the transfer of assets that is the subject of this Plan, certified by its transfer agent or its President or its Vice-President to the best of their knowledge and belief.

   (e) The Board of Trustees of the Trust shall call, and the Trust shall hold, a meeting of the Acquired Fund's shareholders to consider and vote upon this Plan (the "Special Meeting") and the Trust shall take all other actions reasonably necessary to obtain approval of the transactions contemplated herein. The Trust shall mail to each shareholder of record entitled to vote at the Special Meeting at which action on this Plan is to be considered, in sufficient time to comply with requirements as to notice thereof, a Combined Proxy Statement and Prospectus that complies in all material respects with the applicable provisions of Section 14(a) of the 1934 Act and Section 20(a) of the 1940 Act, and the rules and regulations promulgated thereunder.

   (f) At the Closing, the Trust shall provide the statement of the assets and liabilities described in Section 4(d) of this Plan in conformity with the requirements described in such Section.

  8. OBLIGATIONS OF THE TRUST ON BEHALF OF THE ACQUIRING FUND

   (a) The shares of beneficial interest of the Acquiring Fund to be issued and delivered to the Acquired Fund pursuant to the terms of Section 1 hereof shall have been duly authorized as of the Closing and, when so issued and delivered, shall be registered under the 1933 Act, validly issued, and fully paid and non-assessable, and no shareholder of the Acquiring Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof, other than any rights deemed to have been created pursuant to this Plan.

   (b) The Trust shall operate the business of the Acquiring Fund as presently conducted between the date hereof and the Closing.

   (c) The Trust shall file, by the Closing, all of the Acquiring Fund's federal and other Tax returns and reports required by law to be filed on or before such date and all federal and other taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such taxes.

   (d) At the Closing, the Trust shall provide the statement of assets and liabilities described in Section 5(d) of this Plan in conformity with the requirements described in such Section.

   (e) The Trust shall have filed with the U.S. Securities and Exchange Commission (the "Commission") a Registration Statement on Form N-14 under the 1933 Act ("Registration Statement"), relating to the shares of beneficial interest of the Acquiring Fund issuable hereunder, and shall have used its best efforts to provide that such Registration Statement becomes effective as promptly as practicable. At the time such Registration Statement becomes effective, it (i) shall have complied in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act, and the rules and regulations promulgated thereunder; and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. At the time the Registration Statement becomes effective, at the time of the Acquired Fund's shareholders' meeting, and at the Closing, the prospectus and statement of additional information included in the Registration Statement did not and will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

  9. CONDITIONS PRECEDENT TO BE FULFILLED BY THE TRUST ON BEHALF OF THE ACQUIRED FUND AND THE ACQUIRING FUND

  The consummation of this Plan and the Reorganization hereunder shall be subject to the following respective conditions:

   (a) That (1) all the necessary findings of fact contained herein shall be true and correct in all material respects as of the Closing with the same effect as though made as of and at such date; (2) the performance of all obligations required by this Plan to be performed by the Trust shall have been performed at or prior to the Closing; and (3) the Trust shall have executed a certificate signed by the President or Vice-President and by the Secretary or equivalent officer to the foregoing effect.

   (b) The Trust shall provide a copy of the resolutions approving this Plan adopted by the Trust's Board of Trustees, certified by the Secretary or equivalent officer.

   (c) That the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act, nor instituted nor threatened to institute any proceeding seeking to enjoin the consummation of the reorganization contemplated hereby under Section 25(c) of the 1940 Act, and no other legal, administrative or other proceeding shall be instituted or threatened that would materially and adversely affect the financial condition of the Trust, the Acquired Fund or the Acquiring Fund or would prohibit the transactions contemplated hereby.

   (d) That this Plan and the Reorganization and the transactions contemplated hereby shall have been approved by the appropriate action of the shareholders of the Acquired Fund at an annual or special meeting or any adjournment thereof.

   (e) That the Acquired Fund shall have declared a distribution or distributions prior to the Valuation Date that, together with all previous distributions, shall have the effect of distributing to its shareholders
(i) all of its ordinary income and all of its capital gain net income, if any, for the period from the close of its last fiscal year to the Close of Business on the

Valuation Date, and (ii) any undistributed ordinary income and capital gain net income from any prior period. Capital gain net income has the meaning given such term by Section 1222(g) of the Code.

   (f) That all required consents of other parties and all other consents, orders and permits of federal, state and local authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary "no-action" positions or exemptive orders from such federal and state authorities) to permit consummation of the transaction contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve risk of material adverse effect on the assets and properties of the Acquired Fund or the Acquiring Fund.

   (g) That prior to or at the Closing, the Trust shall receive an opinion from Stradley Ronon Stevens & Young, LLP ("SRSY") to the effect that, provided the acquisition contemplated hereby is carried out in accordance with this Plan and in accordance with customary representations provided by the Trust in certificates delivered to SRSY:

       (1) The acquisition by the Acquiring Fund of substantially all of the assets of the Acquired Fund in exchange solely for the Acquiring Fund shares to be issued pursuant to Section 1 hereof, followed by the distribution by the Acquired Fund to its shareholders of the Acquiring Fund shares in complete liquidation of the Acquired Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Acquiring Fund and the Acquired Fund will each be a "party to the reorganization" within the meaning of Section 368(b) of the Code;

       (2) No gain or loss will be recognized by the Acquired Fund upon the transfer of substantially all of its assets to the Acquiring Fund in exchange solely for the voting shares of the Acquiring Fund (to be issued in accordance with Section 1 hereof) under Section 361(a) and Section 357(a) of the Code;

       (3) No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of substantially all of the assets of the Acquired Fund in exchange solely for the voting shares of the Acquiring Fund (to be issued in accordance with Section 1 hereof) under Section 1032(a) of the Code;

       (4) No gain or loss will be recognized by the Acquired Fund upon the distribution of the Acquiring Fund shares to the Acquired Fund shareholders in accordance with Section 1 hereof in liquidation of the Acquired Fund under Section 361(c)(1) of the Code.

       (5) The basis of the assets of the Acquired Fund received by the Acquiring Fund will be the same as the basis of such assets to the Acquired Fund immediately prior to the exchange under Section 362(b) of the Code;

       (6) The holding period of the assets of the Acquired Fund received by the Acquiring Fund will include the period during which such assets were held by the Acquired Fund under Section 1223(2) of the Code;

       (7) No gain or loss will be recognized by the shareholders of the Acquired Fund upon the exchange of their shares in the Acquired Fund for the voting shares (including fractional shares to which they may be entitled) of the Acquiring Fund (to be issued in accordance with Section 1 hereof) under Section 354(a) of the Code;

       (8) The basis of the Acquiring Fund shares received by the Acquired Fund shareholders in accordance with Section 1 hereof (including fractional shares to which they may be entitled) will be the same as the basis of the shares of the Acquired Fund exchanged therefor under Section 358(a)(1) of the Code;

       (9) The holding period of the Acquiring Fund's shares received by the Acquired Fund's shareholders in accordance with Section 1 hereof (including fractional shares to which they may be entitled) will include the holding period of the Acquired Fund's shares surrendered in exchange therefor, provided that the Acquired Fund shares were held as a capital asset on the date of the Reorganization under Section 1223(l) of the Code; and

       (10) The Acquiring Fund will succeed to and take into account as of the date of the transfer (as defined in Section 1.381(b)-1(b) of the regulations issued by the United States Department of the Treasury (the "Treasury Regulations")) the items of the Acquired Fund described in
     Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code, and the Treasury Regulations.

   (h) That the Trust shall have received an opinion in form and substance reasonably satisfactory to it from SRSY, counsel to the Trust, to the effect that:

       (1) The Trust was created as a business trust under the laws of the State of Delaware on December 17, 1998, and is validly existing and in good standing under the laws of the State of Delaware;

       (2) The Trust is an open-end, investment company of the management type registered as such under the 1940 Act;

       (3) The Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, of the Acquired Fund and Acquiring Fund.

       (4) Assuming that the initial shares of beneficial interest of the Acquired Fund were issued in accordance with the 1940 Act, and the Agreement and Declaration of Trust and By-Laws of the Trust, and that all other such outstanding shares of the Acquired Fund were sold, issued and paid for in accordance with the terms of the Acquired Fund prospectus in effect at the time of such sales, each such outstanding share is validly issued, fully paid and non-assessable;

       (5) Assuming that the initial shares of beneficial interest of the Acquiring Fund were issued in accordance with the 1940 Act and the Trust's Agreement and Declaration of Trust and By-Laws, and that all other such outstanding shares of the Acquiring Fund were sold, issued and paid for in accordance with the terms of the Acquiring Fund's prospectus in effect at the time of such sales, each such outstanding share is validly issued, fully paid and non-assessable;

       (6) Except as disclosed in each of the Acquired Fund's and Acquiring Fund's currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against the Trust, the unfavorable outcome of which would materially and adversely affect the Trust, the Acquired Fund or the Acquiring Fund;

       (7) The shares of beneficial interest of the Acquiring Fund to be issued pursuant to the terms of Section 1 hereof have been duly authorized and, when issued and delivered as provided in this Plan, will have been validly issued and fully paid and will be non-assessable by the Trust or the Acquiring Fund, and to such counsel's knowledge, no shareholder has any preemptive right to subscription or purchase in respect thereof other than any rights that may be deemed to have been granted pursuant to this Plan;

       (8) To such counsel's knowledge, no consent, approval, authorization or order of any court, governmental authority or agency is required for the consummation by the Trust of the transactions contemplated by this Plan, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and Delaware laws (including, in the case of each of the foregoing, the rules and regulations thereunder and such as may be required under state securities laws); and

       (9) Neither the execution nor performance of this Plan by the Trust violates any provision of its Agreement and Declaration of Trust, its By-Laws, or the provisions of any agreement or other instrument, known to such counsel to which the Trust is a party or by which the Trust is otherwise bound.

  In giving the opinions set forth above, SRSY may state that it is relying on certificates of the officers of the Trust with regard to matters of fact and certain certifications and written statements of governmental officials with respect to the good standing of the Trust.

   (i) That the Trust's Registration Statement with respect to the shares of beneficial interest of the Acquiring Fund to be delivered to the Acquired Fund's shareholders in accordance with Section 1 hereof shall have become effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing or shall be in effect at the Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

   (j) That the shares of beneficial interest of the Acquiring Fund to be delivered in accordance with Section 1 hereof shall be eligible for sale by the Trust with each state commission or agency with which such eligibility is required in order to permit the shares lawfully to be delivered to each Acquired Fund shareholder.

   (k) That at the Closing, the Trust, on behalf of the Acquired Fund, transfers to the Acquiring Fund aggregate Net Assets of the Acquired Fund comprising at least 90% in fair market value of the total net assets and 70% in fair market value of the total gross assets recorded on the books of the Acquired Fund at the Close of Business on the Valuation Date.

  10. FEES AND EXPENSES; OTHER PLANS

  The expenses of entering into and carrying out the provisions of this Agreement, whether or not consummated, shall be borne 33.33% by the Acquired Fund; 33.33% by the Acquiring Fund; and 33.34% by Delaware Management Company, a series of Delaware Management Business Trust ("DMC").

  11. TERMINATION; WAIVER; ORDER

   (a) Anything contained in this Plan to the contrary notwithstanding, the Trust may terminate this Plan and the Reorganization may be abandoned at any time (whether before or after adoption thereof by the shareholders of the Acquired Fund) prior to the Closing.

   (b) If the transactions contemplated by this Plan have not been consummated by December 31, 2006, this Plan shall automatically terminate on that date, unless a later date is established by the Trust.

   (c) In the event of termination of this Plan pursuant to the provisions hereof, the same shall become void and have no further effect, and there shall not be any liability on the part of the Trust or its trustees, officers, agents or shareholders in respect of this Plan.

   (d) At any time prior to the Closing, any of the terms or conditions of this Plan may be waived by the Trust.

   (e) The respective necessary findings of fact and obligations contained in Sections 4-8 hereof shall expire with, and be terminated by, the consummation of the Plan, and neither the Trust, nor any of its officers, trustees, agents or shareholders shall have any liability with respect to such necessary findings of fact or obligations after the Closing. This provision shall not protect any officer, trustee, agent or shareholder of the Trust against any liability for which such officer, trustee, agent or shareholder would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties in the conduct of such office.

   (f) If any order or orders of the Commission with respect to this Plan shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board of Trustees of the Trust to be acceptable, such terms and conditions shall be binding as if a part of this Plan without further vote or approval of the shareholders of the Acquired Fund, unless such further vote is required by applicable law.

  12. LIABILITY OF THE TRUST

  The Trust acknowledges that: (i) all obligations of the Trust under this Plan are binding only with respect to the Trust, the Acquired Fund and the Acquiring Fund; (ii) any liability of the Trust under this Plan with respect to the Acquiring Fund, or in connection with the transactions contemplated herein with respect to Acquiring Fund, shall be discharged only out of the assets of the Acquiring Fund; (iii) any liability of the Trust under this Plan with respect to the Acquired Fund, or in connection with the transactions contemplated herein with respect to the Acquired Fund, shall be discharged only out of the assets of the Acquired Fund; and (iv) no other series of the Trust shall be liable with respect to this Plan or in connection with the transactions contemplated herein, and that neither the Trust, the Acquired
Fund nor the Acquiring Fund shall seek satisfaction of any such obligation or liability from the shareholders of any other series of the Trust.

  13. FINAL TAX RETURNS AND FORMS 1099 OF THE ACQUIRED FUND

   (a) After the Closing, the Trust shall or shall cause its agents to prepare any federal, state or local Tax returns, including any Forms 1099, required to be filed by the Trust with respect to the Acquired Fund's final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such Tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

   (b) Any expenses incurred by the Trust or the Acquired Fund (other than for payment of Taxes) in connection with the preparation and filing of said Tax returns and Forms 1099 after the Closing, shall be borne by the Acquired Fund to the extent such expenses have been or should have been accrued by the Acquired Fund in the ordinary course without regard to the Reorganization contemplated by this Plan; any excess expenses shall be borne by DMC at the time such Tax returns and Forms 1099 are prepared.

  14. AMENDMENTS

  This Plan may only be amended in writing at the direction of the Board of Trustees of the Trust.

  15. GOVERNING LAW

  This Plan shall be governed by and carried out in accordance with the laws of the State of Delaware.

  The Trust has adopted this Plan of Reorganization and it shall be deemed effective, all as of the day and year first-above written.

  DELAWARE GROUP TAX-FREE FUND, on behalf of the Delaware Tax-Free USA Fund and the Delaware Tax-Free Insured Fund





                                     By:
                                        ---------------------------------------

                                     Title:
                                           ------------------------------------

                                                                      EXHIBIT C

                          PRINCIPAL HOLDERS OF SHARES


----------------------------------------------------------------------------------------------------------
FUND NAME / CLASS                                NAME AND ADDRESS OF ACCOUNT     SHARE AMOUNT   PERCENTAGE
----------------------------------------------------------------------------------------------------------
Delaware Tax-Free USA Fund                CITIGROUP GLOBAL MARKETS, INC.        2,664,925.089       6.20%
Class A Shares                            HOUSE ACCOUNT
                                          ATTN: PETER BOOTH, 7TH FLOOR
                                          333 W 34TH ST
                                          NEW YORK NY 10001-2402
----------------------------------------------------------------------------------------------------------
Delaware Tax-Free USA Fund                CITIGROUP GLOBAL MARKETS, INC.           97,898.602       8.33%
Class B Shares                            HOUSE ACCOUNT
                                          ATTN: PETER BOOTH, 7TH FLOOR
                                          333 W 34TH ST
                                          NEW YORK NY 10001-2402
----------------------------------------------------------------------------------------------------------
                                          MLPF&S FOR THE SOLE BENEFIT OF ITS      146,493.994      12.46%
                                          CUSTOMERS
                                          4800 DEER LAKE DRIVE EAST, 2ND FL
                                          JACKSONVILLE FL 32246
----------------------------------------------------------------------------------------------------------
Delaware Tax-Free USA Fund                CITIGROUP GLOBAL MARKETS, INC.           51,980.394       8.48%
Class C Shares                            HOUSE ACCOUNT
                                          ATTN: PETER BOOTH, 7TH FLOOR
                                          333 W 34TH ST
                                          NEW YORK NY 10001-2402
----------------------------------------------------------------------------------------------------------
                                          MLPF&S FOR THE SOLE BENEFIT OF ITS      171,838.392      28.03%
                                          CUSTOMERS
                                          4800 DEER LAKE DRIVE EAST, 2ND FL
                                          JACKSONVILLE FL 32246
----------------------------------------------------------------------------------------------------------
Delaware Tax-Free Insured Fund            CITIGROUP GLOBAL MARKETS, INC.           59,841.677      11.31%
Class B Shares                            HOUSE ACCOUNT
                                          ATTN: PETER BOOTH, 7TH FLOOR
                                          333 W 34TH ST
                                          NEW YORK NY 10001-2402
----------------------------------------------------------------------------------------------------------
                                          MLPF&S FOR SOLE BENEF OF ITS CUST        29,713.066       5.62%
                                          4800 DEER LAKE DRIVE E,2ND FL
                                          JACKSONVILLE FL 32246
----------------------------------------------------------------------------------------------------------
                                          NFS LLC FEBO                             35,797.170       6.77%
                                          CLEM LYONS
                                          126 VILLITA ST
                                          SAN ANTONIO TX 78205-2735
----------------------------------------------------------------------------------------------------------
Delaware Tax-Free Insured Fund            MLPF&S FOR THE SOLE BENEFIT OF ITS       77,930.760      31.84%
Class C Shares                            CUSTOMERS
                                          4800 DEER LAKE DRIVE EAST, 2ND FL
                                          JACKSONVILLE FL 32246
----------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------
FUND NAME / CLASS                                NAME AND ADDRESS OF ACCOUNT    SHARE AMOUNT   PERCENTAGE
---------------------------------------------------------------------------------------------------------
                                           NFS LLC FEBO                          42,920.564       17.54%
                                           SUE DELL THOMAN
                                           4020 RITAMARIE DR
                                           COLUMBUS OH 43220-4927
---------------------------------------------------------------------------------------------------------
                                           NFS LLC FEBO                          23,741.579        9.70%
                                           SUSAN S BEAM
                                           BRENT A BEAM
                                           ALERT SEE MEMO
                                           2803 CASTLE PINES CIR SE
                                           OWENS X RDS AL 35763-9335
---------------------------------------------------------------------------------------------------------
                                           PERSHING LLC                          14,394.508        5.88%
                                           PO BOX 2052
                                           JERSEY CITY NJ 07303-2052
---------------------------------------------------------------------------------------------------------
Delaware Tax-Free Missouri Insured         CITIGROUP GLOBAL MARKETS, INC.       427,897.775        9.66%
Fund Class A Shares                        HOUSE ACCOUNT
                                           ATTN: PETER BOOTH, 7TH FLOOR
                                           333 W 34TH ST
                                           NEW YORK NY 10001-2402
---------------------------------------------------------------------------------------------------------
                                           BMS & COMPANY                        369,553.845        8.34%
                                           CONSOLIDATED TRUST OPERATIONS
                                           PO BOX 779
                                           JEFFERSON CTY MO 65102-0779
---------------------------------------------------------------------------------------------------------
Delaware Tax-Free Missouri Insured         MLPF&S FOR THE SOLE BENEFIT           18,689.243        9.87%
Fund Class B Shares                        OF ITS CUSTOMERS
                                           4800 DEER LAKE DR E 2RD FLOOR
                                           JACKSONVILLE FL 32246-6484
---------------------------------------------------------------------------------------------------------
                                           UBS FINANCIAL SERVICES INC. FBO       10,502.942        5.54%
                                           STEVEN DALE MCARTHUR
                                           CAROL ROSE MCARTHUR JTWROS
                                           6320 N CAMELOT DR
                                           KANSAS CITY MO 64119-1922
---------------------------------------------------------------------------------------------------------
                                           PERSHING LLC                           9,968.352        5.26%
                                           P.O. BOX 2052
                                           JERSEY CITY NJ 07303-2052
---------------------------------------------------------------------------------------------------------
                                           U.S. BANCORP INVESTMENTS INC.         21,294.426       11.24%
                                           100 SOUTH FIFTH STREET SUITE 1400
                                           MINNEAPOLIS MN 55402-1217
---------------------------------------------------------------------------------------------------------
                                           U.S. BANCORP INVESTMENTS INC.         11,133.920        5.88%
                                           100 SOUTH FIFTH STREET SUITE 1400
                                           MINNEAPOLIS MN 55402-1217
---------------------------------------------------------------------------------------------------------
                                           NFS LLC FEBO                          11,146.170        5.88%
                                           JOYCE E COMPTON
                                           JOYCE E COMPTON TTEE
                                           11736 AVERY LN
                                           BRIDGETON MO 63044-2105
---------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------
FUND NAME / CLASS                                  NAME AND ADDRESS OF ACCOUNT    SHARE AMOUNT   PERCENTAGE
-----------------------------------------------------------------------------------------------------------
Delaware Tax-Free Missouri                  CITIGROUP GLOBAL MARKETS, INC.          7,134.778        6.06%
Insured Fund Class C Shares                 HOUSE ACCOUNT
                                            ATTN: PETER BOOTH, 7TH FLOOR
                                            333 W 34TH ST
                                            NEW YORK NY 10001-2402
-----------------------------------------------------------------------------------------------------------
                                            MLPF&S FOR THE SOLE BENEFIT            66,377.014       56.38%
                                            OF ITS CUSTOMERS
                                            4800 DEER LAKE DR E 2ND FLOOR
                                            JACKSONVILLE FL 32246-6484
-----------------------------------------------------------------------------------------------------------
                                            DESSIE I RENARD                         8,615.935        7.32%
                                            TTEE EVERT E & DESSIE I RENARD
                                            500 BEARDEN RD
                                            POPLAR BLUFF MO 63901-3108
-----------------------------------------------------------------------------------------------------------
                                            LAWRENCE C FAGAN TRUSTEE               11,333.471        9.63%
                                            LAWRENCE C FAGAN
                                            HC 73 BOX 2215
                                            FAIRDEALING MO 63939-9302
-----------------------------------------------------------------------------------------------------------
                                            PERSHING LLC                            6,685.933        5.68%
                                            PO BOX 2052
                                            JERSEY CITY NJ 07303-2052
-----------------------------------------------------------------------------------------------------------
Delaware Tax-Free Oregon Insured            CITIGROUP GLOBAL MARKETS, INC.         57,019.913       10.27%
Fund Class B Shares                         HOUSE ACCOUNT
                                            ATTN: PETER BOOTH, 7TH FLOOR
                                            333 W 34TH ST
                                            NEW YORK NY 10001-2402
-----------------------------------------------------------------------------------------------------------
                                            MLPF&S FOR THE SOLE BENEFIT OF ITS     73,538.856       12.83%
                                            CUSTOMERS
                                            4800 DEER LAKE DRIVE EAST, 3RD FL
                                            JACKSONVILLE FL 32246
-----------------------------------------------------------------------------------------------------------
                                            WEDBUSH MORGAN SECURITIES              43,689.415        7.62%
                                            1000 WILSHIRE BLVD
                                            LOS ANGELES CA 90017-2457
-----------------------------------------------------------------------------------------------------------
                                            JANET P KOENNECKE                      75,881.490       13.24%
                                            4865 NW NESKOWIN
                                            PORTLAND OR 97229
-----------------------------------------------------------------------------------------------------------
                                            PERSHING LLC                           28,755.890        5.02%
                                            PO BOX 2052
                                            JERSEY CITY NJ 07303-2052
-----------------------------------------------------------------------------------------------------------

                  IMPORTANT INFORMATION TO HELP YOU UNDERSTAND
              AND VOTE ON THE PROPOSAL (including 3 Sub-Proposals)

Below is a brief overview of the proposal, including three sub-proposals, to be voted upon. Your vote is important. Please read the full text of the Proxy Statement/Prospectus, which you should retain for future reference. If you need another copy of the Proxy Statement/Prospectus, please call Delaware Investments at 1-800-523-1918.

We appreciate you placing your trust in Delaware Investments and we look forward to helping you achieve your financial goals.

What proposals am I being asked to vote on?

You are being asked to vote on the following proposal (which includes 3 sub-proposals) to approve one or more Plans of Reorganization:

         1(a). To Approve an Agreement and Plan of Reorganization between Delaware Tax-Free Missouri Insured Fund (the "Missouri Fund") and Delaware Tax-Free USA Fund

         1(b). To Approve an Agreement and Plan of Reorganization between Delaware Tax-Free Oregon Insured Fund (the "Oregon Fund") and Delaware Tax-Free USA Fund

         1(c). To Approve a Plan of Reorganization for Delaware Tax-Free Insured Fund (the "Insured Fund") and Delaware Tax-Free USA Fund

You are entitled to vote on the sub-proposal or sub-proposals that relate to the Fund or Funds in which you have an investment.

PROPOSAL: TO APPROVE PLANS OF REORGANIZATION

WHAT REORGANIZATIONS ARE THE BOARDS PROPOSING?

Shareholders of each of the Funds that are listed below as an Acquired Fund are being asked to consider and approve a reorganization ("Transaction") that will have the effect of reorganizing such Acquired Fund with and into Delaware Tax-Free USA Fund (the "Acquiring Fund") as follows:

SUB-PROPOSAL
    NO.             ACQUIRED FUND                                                   ACQUIRING FUND
--------------------------------------------------------------------------------------------------------------------
                                                                    _
   1(a)             The Missouri Fund, a series of          into     |
                    Delaware Investments                             |
                    Municipal Trust                                  |
                                                                     |
   1(b)             The Oregon Fund, a series of            into     |--->    Delaware Tax-Free USA Fund, a series
                    Delaware Investments Municipal Trust             |        of Delaware Group Tax-Free Fund
                                                                     |
   1(c)             The Insured Fund, a series of           into     |
                    Delaware Group Tax-Free Fund                     |
                                                                    -

HOW WILL THE TRANSACTIONS BENEFIT SHAREHOLDERS?

The Funds' Boards considered a number of factors before approving the Transactions. After considering these factors, the Boards concluded that shareholders will potentially benefit from the Transactions in the following ways:

o Shareholders would potentially benefit in the future from certain savings in annual operating expenses due to the larger size of the combined Fund. (There can be no assurance, however, that such savings will be realized.)

o Shareholders of the Acquired Funds could benefit from the increased diversification offered by the Acquiring Fund, which is a national municipal bond fund without a policy requiring it to invest substantially in insured municipal securities.

o Investors in the Missouri and Oregon Funds, which are single-state funds, would be exposed to less geographical risk as shareholders of the Acquiring Fund, which is a national municipal bond fund.

o Based upon current market conditions, including the current low demand for insured municipal securities as experienced by the Acquired Funds, the Acquired Funds may not be able to grow to a size where economies of scale can be recognized. The Transactions potentially would enhance asset growth for the benefit of shareholders of the Acquired Funds, as shareholders of the Acquiring Fund.

o Although the differences are not necessarily significant in each case, the Acquiring Fund offers a stronger track record as compared to the Acquired Funds over the past 1, 3 and 5 year periods and has had a slightly higher 30-day yield over those time periods. (Of course, past performance is no guarantee of future results.)

The Board also considered that the investment strategies and policies of the Acquired Funds are substantially similar, but not identical, to the investment strategies and policies of the Acquiring Fund. Although shareholders of the Missouri and Oregon Funds each currently receive income from those Funds that is exempt from their respective states' income taxes, dividend income received by those same shareholders from the Acquiring Fund, assuming the Transactions are completed, will be exempt from such states' income taxes only to the extent the Acquiring Fund invests in municipal securities of such states and in qualifying U.S. territorial obligations. Because the Acquiring Fund invests in municipal securities of many states, it is expected that normally only a small portion of the dividends payable by the Acquiring Fund will be exempt from either Missouri or Oregon state income tax.

HOW WILL THE TRANSACTIONS WORK?

The Acquiring Fund will acquire substantially all of the assets of each Acquired Fund in exchange for shares of the Acquiring Fund. The Acquired Fund will then distribute these Acquiring Fund shares on a pro rata basis to its shareholders. At the time of the Transactions, any shares you own of an Acquired Fund will be cancelled and you will receive new shares in the same class of the Acquiring Fund that will have a value equal to the aggregate value of your shares in the Acquired Fund. More detailed information about the transfer of assets by the Acquired Funds and the issuance of shares by the Acquiring Fund can be found in the Proxy Statement/Prospectus.

WHAT IS THE ANTICIPATED TIMETABLE FOR THE TRANSACTIONS?

The shareholder meeting is scheduled for June 29, 2006. It is currently anticipated that the Transactions, if approved by shareholders, will take place on or about August 25, 2006. Whether or not you plan to attend the Meeting, please vote your shares by mail, by telephone or through the Internet. If you determine at a later date that you wish to attend this Meeting, you may revoke your proxy and vote in person, as provided in the attached Proxy Statement/Prospectus.

                    COMMON QUESTIONS AND GENERAL INFORMATION

Have the Boards of Trustees approved each sub-proposal?

Yes. The Boards of Trustees have unanimously approved the proposal, including each of the sub-proposals, and recommend that you vote to approve them.

HOW MANY VOTES AM I ENTITLED TO CAST?

As a shareholder, you are entitled to one vote for each full share and a fractional vote for each fractional share of each Acquired Fund that you own on the record date. The record date is April 7, 2006.

HOW DO I VOTE MY SHARES?

You can vote your shares by completing and signing the enclosed proxy card(s) and mailing it in the enclosed postage-paid envelope. You may also vote by touch-tone telephone by calling the toll-free number printed on your proxy card(s) and following the recorded instructions. In addition, you may also vote through the Internet by visiting www.delawareinvestments.com and following the on-line instructions. If you need any assistance, or have any questions regarding the proposals or sub-proposals or how to vote your shares, please call Computershare Fund Services, Inc., the Acquired Funds' proxy solicitor, at 1-866-479-1426.

HOW DO I SIGN THE PROXY CARD?

Individual Accounts:    Shareholders should sign exactly as their names
                        appear on the account registration shown on the card.

Joint Accounts:         Either owner may sign, but the name of the person
                        signing should conform exactly to a name shown in the registration.

All Other Accounts:     The person signing must indicate his or her capacity.
                        For example, if Ms. Ann B. Collins serves as a trustee for a trust account or other type of entity, she should sign, "Ann B. Collins, Trustee."

HOW CAN I FIND MORE INFORMATION ON THE PROPOSAL AND EACH SUB-PROPOSAL?

You should read the Proxy Statement/Prospectus that provides details regarding the proposal and the sub-proposals. If you have any questions, please call Computershare Fund Services, Inc., the Acquired Funds' proxy solicitors at 1-866-479-1426.

    -------------------------------------     -----------------------------------     --------------------------------------
    To vote by Telephone                      To vote by Internet                      To vote by Mail
    1) Read the Proxy Statement               1) Read the Proxy Statement              1) Read the Proxy Statement.
       and have the Proxy card at hand.          and have the Proxy card at hand.      2) Check the appropriate box on the
    2) Call 1-888-221-0697                    2) Go to www.proxyweb.com                   reverse side.
    3) Follow the recorded instructions.      3) Follow the on-line instructions.      3) Sign, date and return the
                                                                                          Proxy card in the envelope provided.
    -------------------------------------     ----------------------------------      ---------------------------------------

If you vote by Telephone or Internet, please do not return your Proxy card.

999 999 999 999 99

                                 SPECIAL MEETING OF SHAREHOLDERS - JUNE 29, 2006
                      THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

DELAWARE TAX-FREE INSURED FUND

The undersigned, revoking previous proxies, hereby appoint(s) Michael E. Dresnin, David F. Connor and Kathryn R. Williams or any of them, attorneys, with full power of substitution, to vote all shares of the Fund, as indicated above, that the undersigned is entitled to vote at the above stated Special Meeting of Shareholders to be held at the offices of Delaware Investments located at 2001 Market Street, 2nd Floor Auditorium, Philadelphia, PA 19103-7055 on June 29, 2006 at 3:00 p.m. Eastern time and at any adjournments thereof. All powers may be exercised by two or more of said proxy holders or substitutes voting or acting or, if only one votes and acts, then by that one. This proxy shall be voted on the proposal described in the Proxy Statement/Prospectus as specified on the reverse side. Receipt of the Notice of Special Meeting and the accompanying Proxy Statement/Prospectus is hereby acknowledged.

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES WITH RESPECT TO THE FUND. THE FOLLOWING MATTER IS PROPOSED BY THE FUND. THE BOARD OF TRUSTEES RECOMMENDS A VOTE FOR THE PROPOSAL. IF NO SPECIFICATION IS MADE AND THIS PROXY IS SIGNED AND RETURNED, THE PROXY SHALL BE VOTED FOR THE PROPOSAL. PLEASE REFER TO THE PROXY STATEMENT/PROSPECTUS FOR A DISCUSSION OF THE PROPOSAL. IF OTHER MATTERS PROPERLY COME BEFORE THE MEETING TO BE VOTED ON, THE SHARES REPRESENTED BY THE PROXY HOLDERS WILL BE VOTED AND CONSENTED ON THOSE MATTERS IN ACCORDANCE WITH THE VIEWS OF MANAGEMENT.
                                    |
                                    |
                                    |
                                   \ /
                                             Date____________________, 2006


                         --------------------------------------------------


                         --------------------------------------------------
   |                     Signature(s)(Joint Owners)(PLEASE  SIGN WITHIN BOX)
   |
   |
  \ /                    THIS PROXY CARD IS ONLY VALID WHEN SIGNED. TO AVOID
                         THE ADDITIONAL EXPENSE TO THE FUND OF FURTHER
                         SOLICITATION, PLEASE DATE AND SIGN NAME(S) ABOVE AS
                         PRINTED ON THIS CARD TO AUTHORIZE THE VOTING OF YOUR
                         SHARES AS INDICATED. PERSONS SIGNING AS EXECUTOR,
                         ADMINISTRATOR, TRUSTEE OR OTHER REPRESENTATIVE
                         SHOULD GIVE FULL TITLE AS SUCH.

                                              |               Del TF Ins-DH
                                              |
                                              |
                                             \ /


                  MIS EDITS:   # OF CHANGES___/___PRF 1____PRF 2___

                  OK TO PRINT AS IS*______________*By signing this form you are authorizing MIS to print this form in its current state.

                  --------------------------------------------------------------
                  SIGNATURE OF PERSON AUTHORIZING PRINTING   DATE

LABEL BELOW FOR MIS USE ONLY!
PO#M1657
DELAWARE INVESTMENTS TAX FREE MERGERS #042
DELAWARE TAX FREE INSURED FUND
ORIGINAL 2UP 3-20-06 KD
DOREEN (DELAWARE TAX-FREE INSURED 2006 DH)
REVISION #1 4-21-06 JM
REVIEW #1 4-21-06 KD

     |        Please fill in box(es) as shown using black or blue ink [X]   |
     |                                                                      |
     |                                                                      |
    \ /                                                                    \ /


THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS A VOTE "FOR" THE PROPOSALS.


                                                      FOR    AGAINST   ABSTAIN
1.  The approve a Plan of Reorganization by           [  ]    [  ]       [  ]
    Delaware Group Tax-Free Fund, on behalf of
    Delaware Tax-Free Insured Fund and Delaware
    Tax-Free USA Fund, which provides for: (i) the acquisition by Delaware Tax-Free USA Fund (the
    "Acquiring Fund") of substantially all of the assets of Delaware Tax-Free Insured Fund (the
    "Acquired Fund"), in exchange for shares of the Acquiring Fund; (ii) the pro rata distribution of shares of the Acquiring Fund to the shareholders of such Acquired Fund; and
    (iii) the liquidation and dissolution of the Acquired Fund; and

2.  To vote upon any other business as may
    properly come before the Meeting or any
    adjournment thereof.

                    PLEASE SIGN AND DATE ON THE REVERSE SIDE.
                   YOUR VOTE IS IMPORTANT - PLEASE ACT TODAY.

  |                                              Del TF Ins - DH           |
  |                                                                        |
  |                                                                        |
 \ /                                                                      \ /
                  MIS EDITS:   # OF CHANGES___/___PRF 1____PRF 2___

                  OK TO PRINT AS IS*______________*By signing this form you are authorizing MIS to print this form in its current state.

                  --------------------------------------------------------------
                  SIGNATURE OF PERSON AUTHORIZING PRINTING   DATE


LABEL BELOW FOR MIS USE ONLY!
PO#M1657
DELAWARE INVESTMENTS TAX FREE MERGERS #042
DELAWARE TAX FREE INSURED FUND
ORIGINAL 2UP 3-20-06 KD
DOREEN (DELAWARE TAX-FREE INSURED 2006 DH)




      PROXY TWO


    -------------------------------------     -----------------------------------     --------------------------------------
    To vote by Telephone                      To vote by Internet                      To vote by Mail
    1) Read the Proxy Statement               1) Read the Proxy Statement              1) Read the Proxy Statement.
       and have the Proxy card at hand.          and have the Proxy card at hand.      2) Check the appropriate box on the
    2) Call 1-888-221-0697                    2) Go to www.proxyweb.com                   reverse side.
    3) Follow the recorded instructions.      3) Follow the on-line instructions.      3) Sign, date and return the
                                                                                          Proxy card in the envelope provided.
    -------------------------------------     ----------------------------------      ---------------------------------------

If you vote by Telephone or Internet, please do not return your Proxy card.

999 999 999 999 99

                                 SPECIAL MEETING OF SHAREHOLDERS - JUNE 29, 2006
                      THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

DELAWARE TAX-FREE MISSOURI INSURED FUND

The undersigned, revoking previous proxies, hereby appoint(s) Michael E. Dresnin, David F. Connor and Kathryn R. Williams or any of them, attorneys, with full power of substitution, to vote all shares of the Fund, as indicated above, that the undersigned is entitled to vote at the above stated Special Meeting of Shareholders to be held at the offices of Delaware Investments located at 2001 Market Street, 2nd Floor Auditorium, Philadelphia, PA 19103-7055 on June 29, 2006 at 3:00 p.m. Eastern time and at any adjournments thereof. All powers may be exercised by two or more of said proxy holders or substitutes voting or acting or, if only one votes and acts, then by that one. This proxy shall be voted on the proposal described in the Proxy Statement/Prospectus as specified on the reverse side. Receipt of the Notice of Special Meeting and the accompanying Proxy Statement/Prospectus is hereby acknowledged.

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES WITH RESPECT TO THE FUND. THE FOLLOWING MATTER IS PROPOSED BY THE FUND. THE BOARD OF TRUSTEES RECOMMENDS A VOTE FOR THE PROPOSAL. IF NO SPECIFICATION IS MADE AND THIS PROXY IS SIGNED AND RETURNED, THE PROXY SHALL BE VOTED FOR THE PROPOSAL. PLEASE REFER TO THE PROXY STATEMENT/PROSPECTUS FOR A DISCUSSION OF THE PROPOSAL. IF OTHER MATTERS PROPERLY COME BEFORE THE MEETING TO BE VOTED ON, THE SHARES REPRESENTED BY THE PROXY HOLDERS WILL BE VOTED AND CONSENTED ON THOSE MATTERS IN ACCORDANCE WITH THE VIEWS OF MANAGEMENT.
                                    |
                                    |
                                    |
                                   \ /
                                             Date____________________, 2006


                         --------------------------------------------------


                         --------------------------------------------------
   |                     Signature(s)(Joint Owners)(PLEASE  SIGN WITHIN BOX)
   |
   |
  \ /                    THIS PROXY CARD IS ONLY VALID WHEN SIGNED. TO AVOID
                         THE ADDITIONAL EXPENSE TO THE FUND OF FURTHER
                         SOLICITATION, PLEASE DATE AND SIGN NAME(S) ABOVE AS
                         PRINTED ON THIS CARD TO AUTHORIZE THE VOTING OF YOUR
                         SHARES AS INDICATED. PERSONS SIGNING AS EXECUTOR,
                         ADMINISTRATOR, TRUSTEE OR OTHER REPRESENTATIVE
                         SHOULD GIVE FULL TITLE AS SUCH.

                                              |               Del TF MO-DH
                                              |
                                              |
                                             \ /


                  MIS EDITS:   # OF CHANGES___/___PRF 1____PRF 2___

                  OK TO PRINT AS IS*______________*By signing this form you are authorizing MIS to print this form in its current state.

                  --------------------------------------------------------------
                  SIGNATURE OF PERSON AUTHORIZING PRINTING   DATE

LABEL BELOW FOR MIS USE ONLY!
PO#M1657
DELAWARE INVESTMENTS TAX FREE MERGERS #042
DELAWARE TAX FREE MISSOURI INSURED FUND
ORIGINAL 2UP 3-21-06 KD
DOREEN (DELAWARE TAX-FREE MISSOURI 2006 DH)
REVISION #1 4-21-06 JM
REVIEW #1 4-21-06 KD

     |        Please fill in box(es) as shown using black or blue ink [X]   |
     |                                                                      |
     |                                                                      |
    \ /                                                                    \ /


THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS A VOTE "FOR" THE PROPOSALS.

                                                       FOR    AGAINST   ABSTAIN
1.  The approve an Agreement and Plan of               [  ]     [  ]      [  ]
    Reorganization between Delaware Investments
    Municipal Trust, on behalf of Delaware Tax-Free
    Missouri Insured Fund, and Delaware Group
    Tax-Free Fund, on behalf of Delaware Tax-Free
    USA Fund, which provides for: (i) the
    acquisition by Delaware Tax-Free USA Fund (the
    "Acquiring Fund") of substantially all of the assets of Delaware Tax-Free Missouri Insured
    Fund (the "Acquired Fund"), in exchange for shares of the Acquiring Fund; (ii) the pro rata distribution of shares of the Acquiring Fund to the shareholders of such Acquired Fund; and
    (iii) the liquidation and dissolution of the Acquired Fund; and

2.  To vote upon any other business as may
    properly come before the Meeting or any
    adjournment thereof.

                   PLEASE SIGN AND DATE ON THE REVERSE SIDE.
                   YOUR VOTE IS IMPORTANT - PLEASE ACT TODAY.

  |                                               Del TF MO - DH           |
  |                                                                        |
  |                                                                        |
 \ /                                                                      \ /
                  MIS EDITS:   # OF CHANGES___/___PRF 1____PRF 2___

                  OK TO PRINT AS IS*______________*By signing this form you are authorizing MIS to print this form in its current state.

                  --------------------------------------------------------------
                  SIGNATURE OF PERSON AUTHORIZING PRINTING   DATE


LABEL BELOW FOR MIS USE ONLY!
PO#M1657
DELAWARE INVESTMENTS TAX FREE MERGERS #042
DELAWARE TAX FREE MISSOURI INSURED FUND
ORIGINAL 2UP 3-21-06 KD
DOREEN (DELAWARE TAX-FREE MISSOURI INSURED 2006 DH)

    -------------------------------------     -----------------------------------     --------------------------------------
    To vote by Telephone                      To vote by Internet                      To vote by Mail
    1) Read the Proxy Statement               1) Read the Proxy Statement              1) Read the Proxy Statement.
       and have the Proxy card at hand.          and have the Proxy card at hand.      2) Check the appropriate box on the
    2) Call 1-888-221-0697                    2) Go to www.proxyweb.com                   reverse side.
    3) Follow the recorded instructions.      3) Follow the on-line instructions.      3) Sign, date and return the
                                                                                          Proxy card in the envelope provided.
    -------------------------------------     ----------------------------------      ---------------------------------------

If you vote by Telephone or Internet, please do not return your Proxy card.

999 999 999 999 99

                                 SPECIAL MEETING OF SHAREHOLDERS - JUNE 29, 2006
                      THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

DELAWARE TAX-FREE OREGON INSURED FUND

The undersigned, revoking previous proxies, hereby appoint(s) Michael E. Dresnin, David F. Connor and Kathryn R. Williams or any of them, attorneys, with full power of substitution, to vote all shares of the Fund, as indicated above, that the undersigned is entitled to vote at the above stated Special Meeting of Shareholders to be held at the offices of Delaware Investments located at 2001 Market Street, 2nd Floor Auditorium, Philadelphia, PA 19103-7055 on June 29, 2006 at 3:00 p.m. Eastern time and at any adjournments thereof. All powers may be exercised by two or more of said proxy holders or substitutes voting or acting or, if only one votes and acts, then by that one. This proxy shall be voted on the proposal described in the Proxy Statement/Prospectus as specified on the reverse side. Receipt of the Notice of Special Meeting and the accompanying Proxy Statement/Prospectus is hereby acknowledged.

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES WITH RESPECT TO THE FUND. THE FOLLOWING MATTER IS PROPOSED BY THE FUND. THE BOARD OF TRUSTEES RECOMMENDS A VOTE FOR THE PROPOSAL. IF NO SPECIFICATION IS MADE AND THIS PROXY IS SIGNED AND RETURNED, THE PROXY SHALL BE VOTED FOR THE PROPOSAL. PLEASE REFER TO THE PROXY STATEMENT/PROSPECTUS FOR A DISCUSSION OF THE PROPOSAL. IF OTHER MATTERS PROPERLY COME BEFORE THE MEETING TO BE VOTED ON, THE SHARES REPRESENTED BY THE PROXY HOLDERS WILL BE VOTED AND CONSENTED ON THOSE MATTERS IN ACCORDANCE WITH THE VIEWS OF MANAGEMENT.
                                    |
                                    |
                                    |
                                   \ /
                                             Date____________________, 2006


                         --------------------------------------------------


                         --------------------------------------------------
   |                     Signature(s)(Joint Owners)(PLEASE  SIGN WITHIN BOX)
   |
   |
  \ /                    THIS PROXY CARD IS ONLY VALID WHEN SIGNED. TO AVOID
                         THE ADDITIONAL EXPENSE TO THE FUND OF FURTHER
                         SOLICITATION, PLEASE DATE AND SIGN NAME(S) ABOVE AS
                         PRINTED ON THIS CARD TO AUTHORIZE THE VOTING OF YOUR
                         SHARES AS INDICATED. PERSONS SIGNING AS EXECUTOR,
                         ADMINISTRATOR, TRUSTEE OR OTHER REPRESENTATIVE
                         SHOULD GIVE FULL TITLE AS SUCH.

                                              |               Del TF OR-DH
                                              |
                                              |
                                             \ /


                  MIS EDITS:   # OF CHANGES___/___PRF 1____PRF 2___

                  OK TO PRINT AS IS*______________*By signing this form you are authorizing MIS to print this form in its current state.

                  --------------------------------------------------------------
                  SIGNATURE OF PERSON AUTHORIZING PRINTING   DATE

LABEL BELOW FOR MIS USE ONLY!
PO#M1657
DELAWARE INVESTMENTS TAX FREE MERGERS #042
DELAWARE TAX FREE OREGON INSURED FUND
ORIGINAL 2UP 3-21-06 KD
DOREEN (DELAWARE TAX-FREE OREGON 2006 DH)
REVISION #1 4-21-06 JM
REVIEW #1 4-21-06 KD

     |        Please fill in box(es) as shown using black or blue ink [X]   |
     |                                                                      |
     |                                                                      |
    \ /                                                                    \ /


THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS A VOTE "FOR" THE PROPOSALS.

                                                    FOR    AGAINST   ABSTAIN
1.  The approve an Agreement and Plan of           [  ]    [  ]       [  ]
    Reorganization between Delaware Investments
    Municipal Trust, on behalf of Delaware Tax-Free
    Oregon Insured Fund and Delaware Group Tax-Free
    Fund, on behalf of Delaware Tax-Free USA Fund, which provides for: (i) the acquisition by Delaware Tax-Free USA Fund (the "Acquiring
    Fund") of substantially all of the assets of Delaware Tax-Free Oregon Insured Fund (the
    "Acquired Fund"), in exchange for shares of the Acquiring Fund; (ii) the pro rata distribution of shares of the Acquiring Fund to the shareholders of such Acquired Fund; and (iii) the liquidation and dissolution of the Acquired
    Fund; and

2.  To vote upon any other business as may
    properly come before the Meeting or any
    adjournment thereof.

                    PLEASE SIGN AND DATE ON THE REVERSE SIDE.
                   YOUR VOTE IS IMPORTANT - PLEASE ACT TODAY.

  |                                               Del TF OR - DH           |
  |                                                                        |
  |                                                                        |
 \ /                                                                      \ /
                  MIS EDITS:   # OF CHANGES___/___PRF 1____PRF 2___

                  OK TO PRINT AS IS*______________*By signing this form you are authorizing MIS to print this form in its current state.

                  --------------------------------------------------------------
                  SIGNATURE OF PERSON AUTHORIZING PRINTING   DATE


LABEL BELOW FOR MIS USE ONLY!
PO#M1657
DELAWARE INVESTMENTS TAX FREE MERGERS #042
DELAWARE TAX FREE OREGON INSURED FUND
ORIGINAL 2UP 3-21-06 KD
DOREEN (DELAWARE TAX-FREE OREGON 2006 DH)